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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through May 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                Pioneer Growth Fund
                (Formerly Regions Morgan Keegan Select Growth Fund)
--------------------------------------------------------------------------------
                Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

                Ticker Symbols:
                Class A    PIWAX
                Class C    PIWCX
                Class Y    PIWYX

                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              7
Prices and Distributions                       8
Performance Update                             9
Comparing Ongoing Fund Expenses               13
Schedule of Investments                       15
Financial Statements                          20
Notes to Financial Statements                 27
Trustees, Officers and Service Providers      34

                         Pioneer Growth Fund | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Growth Fund | Semiannual Report | 5/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com.

In closing, as a shareowner of the former Regions Morgan Keegan Select Growth Fund, we would like to take this opportunity to welcome you to the Pioneer Investments family of funds. We appreciate the chance to serve you as you chart your future investment course.

Thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Growth Fund | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

On May 15, 2009, Regions Morgan Keegan Select Growth Fund was reorganized into Pioneer Growth Fund. In the following discussion, Timothy Mulrenan, a member of the Equity team at Pioneer Investments, discusses the market during the six months ended May 31, 2009, and outlines the management strategy for Pioneer Growth Fund. Mr. Mulrenan assumed responsibility for day-to-day management of the Fund on May 18, 2009, shortly before the end of the semiannual reporting period.

Q    How did the Fund perform during the six months ended May 31, 2009?

A Pioneer Growth Fund Class A shares produced a total return of 12.25% at net asset for the six months ended May 31, 2009, compared with returns of 12.29% for the Russell 1000 Growth Index and 4.07% for the Standard and Poor's 500 Index (the S&P 500), respectively, over the same period. In addition, for the six months ended May 31, 2009, the average return of the 869 mutual funds in Lipper's Large Cap Growth category was 12.59%.

Q What was the investment environment like during the six months ended May 31, 2009?

A Equity prices continued to spiral downward during the first half of the six- month period, but then reversed course and staged a robust rally during the final three months. Investors took encouragement from economic data indicating that the worst of the recession might be over. At the same time, stress within the financial system started to dissipate, with the risk sectors in the fixed-income market showing relative improvement. These factors, as well as aggressive policies of the Federal Reserve and the U.S. Treasury aimed at stimulating the economy, began to draw investors slowly back into the equity markets.

     In this environment, commodity prices began rising, resulting in strong returns from the materials sector, which was the best-performing market sector over the six months ended May 31, 2009. In addition, rising anticipation of a cyclical recovery helped lift the performance of the consumer discretionary and information technology sectors. All three sectors were aided by the relatively attractive valuations in individual stocks resulting from the long market downturn. In contrast, the consumer staples, health care and utilities sectors, which are considered to be more defensive in nature, began to underperform when the market rallied on hopes of a recovery. Growth stocks substantially outperformed value stocks during the period, in part because of the relatively high concentration of poor-performing financial stocks within value indices.

4    Pioneer Growth Fund | Semiannual Report | 5/31/09

     A relatively heavy emphasis on materials stocks, combined with underexposure to defensive sectors such as consumer staples and health care, provided strong support to the Fund's performance in the latter half of the six-month period ended May 31, 2009.

Q How would you describe your investment style in managing the Pioneer Growth Fund?

A We take a long-term view in our investment decisions, aiming to construct a portfolio of larger companies that we believe have superior business franchises. These are corporations that we think have the ability to generate strong returns on invested capital and that we believe have durable competitive advantages, which should allow them to sustain those returns over the long term. We believe those characteristics are the fundamental building blocks needed for a business and its managers to create shareholder value.

     Our objective is to capture the growth and intrinsic value in businesses in which we invest the Fund, through the compounding of reinvestments at relatively higher rates of return on capital. We aim to do that by assembling a portfolio of what we see as well-run, higher-quality corporations with high levels of profitability, above-average prospects, relatively stable cash flows and solid balance sheets.

     Consistent with our investment approach, we began to make changes in the Fund's portfolio composition after taking over management responsibilities of the Fund on May 18, 2009. Through the end of the period on May 31, 2009, the changes included a reduction in the Fund's overweight position in energy stocks. At the same time, we increased the Fund's exposure to both the information technology and health care sectors, where we saw improving business prospects and relatively attractive valuations.

Q    What is your investment outlook?

A We believe we are likely to see improving economic conditions over the second half of 2009. We think re-stocking by corporations, many of which have allowed their inventories to deplete, and the first effects of federal government stimulus programs, should start to have an impact. However, this has not been a typical recession, and we think it is likely we'll see an atypical recovery. In the intermediate term, while the economy may begin to expand, we expect that the recovery will be accompanied by below-average growth.

     One overarching theme we see in the economy is the process of deleveraging, or debt reduction, notably by the American consumer. The theme already has manifested in a higher personal savings rate and a decline in the use of credit. However, as consumers repair family balance sheets, that usually comes at the cost of personal consumption. In addition, with corporations currently utilizing their production capacities at relatively low levels, we expect business investment to be subdued as well. For those reasons, as

                         Pioneer Growth Fund | Semiannual Report | 5/31/09     5
     we said above, we expect economic growth to occur at a slower pace than in the past, with more gradual recoveries in the both the overall economy and in corporate profits.

     We believe our emphasis on higher-quality, relatively stable growth companies will serve the Fund well in this slow-recovery environment.

Please refer to the Schedule of Investments on pages 15-19 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

6    Pioneer Growth Fund | Semiannual Report | 5/31/09

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                               95.6%
Depository Receipts for International Stocks      2.3%
Exchange Traded Fund                              2.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology               30.6%
Health Care                          16.1%
Consumer Staples                     12.4%
Energy                               11.3%
Materials                             8.6%
Consumer Discretionary                8.4%
Industrials                           7.1%
Financials                            5.5%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)


 1.    CVS/Caremark Corp.          3.75%
 2.    Google, Inc.                3.12
 3.    Praxair, Inc.               3.04
 4.    Apple, Inc.                 2.98
 5.    Cisco Systems, Inc.         2.74
 6.    MasterCard, Inc.            2.66
 7.    Coca-Cola Co.               2.62
 8.    Oracle Corp.                2.62
 9.    Ross Stores, Inc.           2.59
10.    Johnson & Johnson           2.37

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                         Pioneer Growth Fund | Semiannual Report | 5/31/09     7

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class         5/31/09          11/30/08
       A           $ 14.57           $ 12.98
--------------------------------------------
       C           $ 13.93           $ 12.45
--------------------------------------------
       Y           $ 14.54           $ 12.97
--------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                   Net
                Investment      Short-Term         Long-Term
     Class        Income       Capital Gains     Capital Gains
       A         $     --           $ --             $ --
--------------------------------------------------------------
       C         $     --           $ --             $ --
--------------------------------------------------------------
       Y         $ 0.0344           $ --             $ --
--------------------------------------------------------------

8    Pioneer Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of May 31, 2009)
------------------------------------------------------------------
                                   Net Asset       Public Offering
Period                             Value (NAV)     Price (POP)
------------------------------------------------------------------
10 Years                              -2.28%          -2.86%
5 Years                               -0.50           -1.67
1 Year                               -27.23          -31.40
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 15, 2009)
------------------------------------------------------------------
                                       Gross           Net
------------------------------------------------------------------
                                       1.17%           1.17%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer      Russell 1000     S&P 500
                Growth Fund    Growth Index      Index

5/99              $ 9,425         $10,000       $10,000
                   11,055          12,499        11,047
5/01                7,956           8,786         9,882
                    6,910           6,952         8,514
5/03                6,704           6,407         7,828
                    7,672           7,561         9,262
5/05                7,768           7,813        10,024
                    8,508           8,293        10,890
5/07                9,716           9,983        13,369
                   10,281           9,966        12,474
5/09              $ 7,482         $ 6,905       $ 8,414

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through June 1, 2012, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

Pioneer Growth Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Growth Fund on May 15, 2009. The performance of Class A shares of the Fund from April 20, 1992 to May 15, 2009 is the performance of Regions Morgan Keegan Select Growth Fund's Class A shares, which has been restated to reflect any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Growth Fund.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                         Pioneer Growth Fund | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                          If             If
Period                                    Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(1/7/2002)                                -1.02%          -1.02%
5 Years                                   -1.11           -1.11
1 Year                                   -27.75          -27.75
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 15, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                           1.88%           1.88%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer      Russell 1000     S&P 500
                Growth Fund    Growth Index      Index

1/02              $10,000         $10,000       $10,000
5/02                9,257           8,887         9,489
5/03                8,919           8,189         8,724
5/04               10,133           9,665        10,322
5/05               10,186           9,988        11,171
5/06               11,098          10,601        12,316
5/07               12,630          12,760        14,900
5/08               13,261          12,739        13,902
5/09              $ 9,581         $ 8,826       $ 9,377

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2010, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Growth Fund on May 15, 2009. The performance of Class C shares of the Fund from January 7, 2002 to May 15, 2009 is the performance of Regions Morgan Keegan Select Growth Fund's Class C shares, which has been restated to reflect any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Growth Fund.

10    Pioneer Growth Fund | Semiannual Report | 5/31/09

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     11

Performance Update | 5/31/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                          If             If
Period                                    Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/19/2005)                               -0.48%          -0.48%
1 Year                                   -27.06          -27.06
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 15, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                           0.82%           0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer      Russell 1000     S&P 500
                Growth Fund    Growth Index      Index

5/05              $10,000         $10,000       $10,000
5/06               10,973          10,614        10,864
5/07               12,564          12,776        13,337
5/08               13,329          12,755        12,444
5/09              $ 9,721         $ 8,837       $ 8,394

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2010, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Growth Fund on May 15, 2009. The performance of Class Y shares of the Fund from May 19, 2005 to May 15, 2009 is the performance of Regions Morgan Keegan Select Growth Fund's Class I shares, which has not been restated to reflect any differences in expenses.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12    Pioneer Growth Fund | Semiannual Report | 5/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Fund

Based on actual returns from December 1, 2008 through May 31, 2009.

Share Class                  A                C                Y
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 12/1/08
--------------------------------------------------------------------
Ending Account          $ 1,122.50       $ 1,118.90       $ 1,124.00
Value on 5/31/09
--------------------------------------------------------------------
Expenses Paid           $     9.90       $    17.59       $     5.61
During Period*
--------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.87%, 3.33%, and 1.06% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.

Share Class                  A                C                Y
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 12/1/08
--------------------------------------------------------------------
Ending Account          $ 1,015.61       $ 1,008.33       $ 1,019.65
Value on 5/31/09
--------------------------------------------------------------------
Expenses Paid           $     9.40       $    16.67       $     5.34
During Period*
--------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.87%, 3.33%, and 1.06% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

14    Pioneer Growth Fund | Semiannual Report | 5/31/09

Schedule of Investments | 5/31/09 (unaudited)

Shares                                                      Value
            COMMON STOCKS -- 96.5%
            ENERGY -- 11.2%
            Integrated Oil & Gas -- 5.4%
 70,000     Chevron Corp.                                   $  4,666,900
 60,000     Exxon Mobil Corp.                                  4,161,000
 40,000     Occidental Petroleum Corp.                         2,684,400
                                                            ------------
                                                            $ 11,512,300
------------------------------------------------------------------------
            Oil & Gas Drilling -- 0.7%
 18,000     Transocean Ltd.*                                $  1,430,640
------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 3.7%
 98,000     National-Oilwell Varco, Inc.*                   $  3,784,760
 80,000     Smith International, Inc.                          2,335,200
 80,000     Weatherford International, Inc.*                   1,656,000
                                                            ------------
                                                            $  7,775,960
------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 1.4%
 70,000     Southwestern Energy Co.*                        $  3,042,900
                                                            ------------
            Total Energy                                    $ 23,761,800
------------------------------------------------------------------------
            MATERIALS -- 6.4%
            Fertilizers & Agricultural Chemicals -- 1.3%
 34,500     Monsanto Co.                                    $  2,834,175
------------------------------------------------------------------------
            Gold -- 2.1%
 89,500     Newmont Mining Corp.                            $  4,373,865
------------------------------------------------------------------------
            Industrial Gases -- 3.0%
 87,200     Praxair, Inc.                                   $  6,383,040
                                                            ------------
            Total Materials                                 $ 13,591,080
------------------------------------------------------------------------
            CAPITAL GOODS -- 5.1%
            Aerospace & Defense -- 3.0%
 53,900     Northrop Grumman Corp.*                         $  2,566,718
 74,100     United Technologies Corp.                          3,898,401
                                                            ------------
                                                            $  6,465,119
------------------------------------------------------------------------
            Industrial Conglomerates -- 2.1%
 78,400     3M Co.                                          $  4,476,640
                                                            ------------
            Total Capital Goods                             $ 10,941,759
------------------------------------------------------------------------
            TRANSPORTATION -- 1.9%
            Air Freight & Couriers -- 1.9%
 76,800     United Parcel Service, Inc.                     $  3,927,552
                                                            ------------
            Total Transportation                            $  3,927,552
------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 0.8%
            Footwear -- 0.8%
 30,000     Nike, Inc.                                      $  1,711,500
                                                            ------------
            Total Consumer Durables & Apparel               $  1,711,500
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     15

Shares                                                   Value
             CONSUMER SERVICES -- 0.7%
             Restaurants -- 0.7%
100,000      Starbucks Corp.*                            $  1,439,000
                                                         ------------
             Total Consumer Services                     $  1,439,000
---------------------------------------------------------------------
             MEDIA -- 1.2%
             Movies & Entertainment -- 1.2%
104,000      The Walt Disney Co.                         $  2,518,880
                                                         ------------
             Total Media                                 $  2,518,880
---------------------------------------------------------------------
             RETAILING -- 5.6%
             Apparel Retail -- 2.5%
138,700      Ross Stores, Inc.                           $  5,431,492
---------------------------------------------------------------------
             Department Stores -- 1.0%
 48,000      Kohl's Corp.*                               $  2,038,560
---------------------------------------------------------------------
             General Merchandise Stores -- 1.1%
 60,000      Target Corp.                                $  2,358,000
---------------------------------------------------------------------
             Home Improvement Retail -- 1.0%
115,000      Lowe's Companies, Inc.                      $  2,186,150
                                                         ------------
             Total Retailing                             $ 12,014,202
---------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 5.3%
             Drug Retail -- 3.7%
263,900      CVS/Caremark Corp.                          $  7,864,220
---------------------------------------------------------------------
             Hypermarkets & Supercenters -- 1.6%
 70,000      Wal-Mart Stores, Inc.                       $  3,481,800
                                                         ------------
             Total Food & Drug Retailing                 $ 11,346,020
---------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 4.3%
             Soft Drinks -- 4.3%
111,600      Coca-Cola Co.                               $  5,486,256
 70,000      PepsiCo, Inc.                                  3,643,500
                                                         ------------
                                                         $  9,129,756
                                                         ------------
             Total Food, Beverage & Tobacco              $  9,129,756
---------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
             Household Products -- 2.6%
 32,400      Colgate-Palmolive Co.                       $  2,136,780
 64,000      Procter & Gamble Co.*                          3,324,160
                                                         ------------
                                                         $  5,460,940
                                                         ------------
             Total Household & Personal Products         $  5,460,940
---------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 2.4%
             Health Care Equipment -- 2.4%
 60,000      Baxter International, Inc.                  $  3,071,400
 60,000      Medtronic, Inc.*                               2,061,000
                                                         ------------
                                                         $  5,132,400
                                                         ------------
             Total Health Care Equipment & Services      $  5,132,400
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Growth Fund | Semiannual Report | 5/31/09

Shares                                                       Value
            PHARMACEUTICALS & BIOTECHNOLOGY -- 13.4%
            Biotechnology -- 5.7%
 80,000     Celgene Corp.*                                   $  3,379,200
 64,000     Genzyme Corp.*                                      3,784,960
113,500     Gilead Sciences, Inc.*                              4,891,850
                                                             ------------
                                                             $ 12,056,010
-------------------------------------------------------------------------
            Life Sciences Tools & Services -- 1.7%
 93,100     Thermo Fisher Scientific, Inc.*                  $  3,622,521
-------------------------------------------------------------------------
            Pharmaceuticals -- 6.0%
 70,000     Abbott Laboratories Ltd.                         $  3,154,200
 90,000     Johnson & Johnson                                   4,964,400
102,000     Teva Pharmaceutical Industries Ltd.                 4,728,720
                                                             ------------
                                                             $ 12,847,320
                                                             ------------
            Total Pharmaceuticals & Biotechnology            $ 28,525,851
-------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 2.6%
            Consumer Finance -- 0.7%
 60,000     American Express Co.                             $  1,491,000
-------------------------------------------------------------------------
            Specialized Finance -- 1.9%
 30,000     IntercontinentalExchange, Inc.*                  $  3,233,700
 30,000     NYSE Euronext, Inc.*                                  900,000
                                                             ------------
                                                             $  4,133,700
                                                             ------------
            Total Diversified Financials                     $  5,624,700
-------------------------------------------------------------------------
            INSURANCE -- 2.8%
            Life & Health Insurance -- 0.7%
 40,000     Aflac, Inc.                                      $  1,420,000
-------------------------------------------------------------------------
            Property & Casualty Insurance -- 2.1%
    850     Berkshire Hathaway, Inc. (Class B)*              $  2,526,200
126,800     Progressive Corp.*                                  2,045,284
                                                             ------------
                                                             $  4,571,484
                                                             ------------
            Total Insurance                                  $  5,991,484
-------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 12.8%
            Application Software -- 1.1%
 80,000     Adobe Systems, Inc.*                             $  2,254,400
-------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 3.9%
155,300     Western Union Co.                                $  2,737,939
 31,700     MasterCard, Inc.                                    5,589,661
                                                             ------------
                                                             $  8,327,600
-------------------------------------------------------------------------
            Internet Software & Services -- 3.1%
 15,700     Google, Inc.*                                    $  6,550,511
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     17

Shares                                                           Value
             Systems Software -- 4.7%
220,000      Microsoft Corp.                                     $  4,595,800
280,000      Oracle Corp.                                           5,485,200
                                                                 ------------
                                                                 $ 10,081,000
                                                                 ------------
             Total Software & Services                           $ 27,213,511
-----------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 13.4%
             Communications Equipment -- 4.8%
311,200      Cisco Systems, Inc.*                                $  5,757,200
100,000      Qualcomm, Inc.                                         4,359,000
                                                                 ------------
                                                                 $ 10,116,200
-----------------------------------------------------------------------------
             Computer Hardware -- 7.0%
 46,100      Apple, Inc.*                                        $  6,260,841
110,500      Hewlett-Packard Co.                                    3,795,675
 45,000      IBM Corp.*                                             4,782,600
                                                                 ------------
                                                                 $ 14,839,116
-----------------------------------------------------------------------------
             Computer Storage & Peripherals -- 1.6%
160,000      EMC Corp.*                                          $  1,880,000
 80,000      Netapp, Inc.*                                          1,560,000
                                                                 ------------
                                                                 $  3,440,000
                                                                 ------------
             Total Technology Hardware & Equipment               $ 28,395,316
-----------------------------------------------------------------------------
             SEMICONDUCTORS -- 4.0%
             Semiconductor Equipment -- 1.6%
300,000      Applied Materials, Inc.                             $  3,378,000
-----------------------------------------------------------------------------
             Semiconductors -- 2.4%
160,000      Intel Corp.                                         $  2,515,200
140,000      Texas Instruments, Inc.                                2,716,000
                                                                 ------------
                                                                 $  5,231,200
                                                                 ------------
             Total Semiconductors                                $  8,609,200
-----------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $194,684,330)                                 $205,334,951
-----------------------------------------------------------------------------
             EXCHANGE TRADED FUND -- 2.1%
             MATERIALS -- 2.1%
             Precious Metals & Minerals -- 2.1%
100,000      Market Vectors Gold Miners Exchange Traded Fund     $  4,416,000
                                                                 ------------
             Total Materials                                     $  4,416,000
-----------------------------------------------------------------------------
             TOTAL EXCHANGE TRADED FUND
             (Cost $3,897,710)                                   $  4,416,000
-----------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 98.6%
             (Cost $198,582,040) (a)                             $209,750,951
-----------------------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES -- 1.4%                $  2,956,287
-----------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                          $212,707,238
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Growth Fund | Semiannual Report | 5/31/09

*      Non-income producing security.

(a) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $198,582,040 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $23,105,101
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (11,936,190)
                                                                                   -----------
       Net unrealized gain                                                         $11,168,911
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $181,058,010 and $301,118,376, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:

                                                   Investments
Valuation Inputs                                   in Securities
Level 1 -- Quoted Prices                           $ 209,750,951
Level 2 -- Other Significant Observable Inputs                --
Level 3 -- Significant Unobservable Inputs                    --
----------------------------------------------------------------
Total                                              $ 209,750,951
================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     19

Statement of Assets and Liabilities | 5/31/09 (unaudited)

ASSETS:
  Investment in securities, at value (cost $198,582,040)      $209,750,951
  Cash                                                           3,151,339
  Receivables --
   Investment securities sold                                    9,366,824
   Fund shares sold                                                 70,304
   Dividends and interest                                          417,228
  Other                                                                 26
--------------------------------------------------------------------------
     Total assets                                             $222,756,672
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $  9,537,210
   Fund shares repurchased                                         439,634
  Due to affiliates                                                 26,197
  Accrued expenses                                                  46,393
--------------------------------------------------------------------------
     Total liabilities                                        $ 10,049,434
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $210,476,989
  Undistributed net investment income                              526,804
  Accumulated net realized loss on investments                  (9,465,466)
  Net unrealized gain on investments                            11,168,911
--------------------------------------------------------------------------
     Total net assets                                         $212,707,238
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $59,035,837/4,052,961 shares)             $      14.57
  Class C (based on $1,807,041/129,769 shares)                $      13.93
  Class Y (based on $151,864,360/10,444,137 shares)           $      14.54
MAXIMUM OFFERING PRICE:
  Class A ($14.57 [divided by] 94.25%)                        $      15.46
==========================================================================

The accompanying notes are an integral part of these financial statements.

20    Pioneer Growth Fund | Semiannual Report | 5/31/09

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,442)      $1,855,566
  Interest                                                        564
  Income from securities loaned, net                            2,265
--------------------------------------------------------------------------------------
     Total investment income                                               $ 1,858,395
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $  832,830
  Transfer agent fees
   Class A                                                    131,162
   Class C                                                     11,011
   Class Y                                                     51,095
  Distribution fees
   Class A                                                      6,538
   Class C                                                      7,872
  Shareholder communications expense                            4,211
  Administrative reimbursements                               128,382
  Custodian fees                                               22,880
  Professional fees                                            77,738
  Printing expense                                             20,139
  Fees and expenses of nonaffiliated trustees                   7,421
  Miscellaneous                                                38,088
--------------------------------------------------------------------------------------
     Total expenses                                                        $ 1,339,367
--------------------------------------------------------------------------------------
       Net investment income                                               $   519,028
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $(5,431,735)
--------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on investments                      $28,941,903
--------------------------------------------------------------------------------------
  Net gain on investments                                                  $23,510,168
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $24,029,196
======================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     21

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively

                                                         Six Months
                                                         Ended
                                                         5/31/09             Year Ended
                                                         (unaudited)         11/30/08
FROM OPERATIONS:
Net investment income                                    $    519,028        $     722,888
Net realized loss on investments                           (5,431,735)          (3,989,736)
Change in net unrealized gain (loss) on investments        28,941,903         (143,617,926)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $ 24,029,196        $(146,884,774)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.00 per share, respectively)     $         --        $     (63,501)
   Class Y ($0.03 and $0.03 per share, respectively)         (395,001)            (287,602)
Net realized gain:
   Class A ($0.00 and $0.63 per share, respectively)               --          (11,292,017)
   Class C ($0.00 and $0.63 per share, respectively)               --             (171,931)
   Class Y ($0.00 and $0.63 per share, respectively)               --           (3,701,691)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                  $   (395,001)       $ (15,516,742)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 15,830,869        $ 221,215,385
Reinvestment of distributions                                 128,891            9,544,234
Cost of shares repurchased                                (76,502,055)        (324,972,536)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                             $(60,542,295)       $ (94,212,917)
-------------------------------------------------------------------------------------------
   Net decrease in net assets                            $(36,908,100)       $(256,614,433)
NET ASSETS:
Beginning of period                                       249,615,338          506,229,771
-------------------------------------------------------------------------------------------
End of period                                            $212,707,238        $ 249,615,338
-------------------------------------------------------------------------------------------
Undistributed net investment income                      $    526,804        $     402,777
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     22

                                     '09 Shares       '09 Amount          '08 Shares      '08 Amount
                                     (unaudited)      (unaudited)
Class A
Shares sold                             194,474       $  2,497,337            984,892     $  18,444,042
Reinvestment of distributions                --                 --            405,618         8,065,482
Less shares repurchased              (3,643,156)       (48,104,206)       (12,116,853)     (233,794,296)
-------------------------------------------------------------------------------------------------------
   Net decrease                      (3,448,682)      $(45,606,869)       (10,726,343)    $(207,284,772)
=======================================================================================================
Class C
Shares sold                              13,147       $    165,330             37,805     $     673,516
Reinvestment of distributions                --                 --              5,483           105,378
Less shares repurchased                 (62,763)          (799,477)          (139,339)       (2,548,060)
-------------------------------------------------------------------------------------------------------
   Net decrease                         (49,616)      $   (634,147)           (96,051)    $  (1,769,166)
=======================================================================================================
Class Y
Shares sold                             988,917       $ 13,168,202         10,400,699     $ 202,097,827
Reinvestment of distributions             9,984            128,891             72,503         1,373,374
Less shares repurchased              (2,116,525)       (27,598,372)        (4,734,166)      (88,630,180)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)           (1,117,624)      $(14,301,279)         5,739,036     $ 114,841,021
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

23    Pioneer Growth Fund | Semiannual Report | 5/31/09

Financial Highlights

                                                                       Six Months
                                                                       Ended
                                                                       5/31/09 (b)      Year Ended
                                                                       (unaudited)      11/30/08
Class A
Net asset value, beginning of period                                   $ 12.98          $  20.82
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                          $  0.03          $  (0.01)
 Net realized and unrealized gain (loss) on investments                   1.56             (7.20)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  1.59          $  (7.21)
Distributions to shareowners:
 Net investment income                                                 $    --          $  (0.00)(a)
 Net realized gain                                                          --             (0.63)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  1.59          $  (7.84)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 14.57          $  12.98
====================================================================================================
Total return*                                                            12.25%           (35.65)%
Ratio of net expenses to average net assets+                              1.85%**           1.25%
Ratio of net investment income to average net assets+                     0.43%**           0.06%
Portfolio turnover rate                                                     28%**             26%
Net assets, end of period (in thousands)                               $59,036          $ 97,374
Ratios with no waivers of management fees and assumption of expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                             1.85%**           1.25%
 Net investment income                                                    0.43%**           0.06%
Ratios with waiver of management fees and assumption of expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                             1.85%**           1.25%
 Net investment income                                                    0.43%**           0.06%
====================================================================================================

                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                        11/30/07      11/30/06      11/30/05      11/30/04
Class A
Net asset value, beginning of period                                    $ 18.21       $ 16.93       $ 15.33       $ 15.04
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $  0.02       $  0.02       $  0.04       $  0.06
 Net realized and unrealized gain (loss) on investments                    2.61          1.28          1.65          0.23
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  2.63       $  1.30       $  1.69       $  0.29
Distributions to shareowners:
 Net investment income                                                  $ (0.02)      $ (0.02)      $ (0.09)      $    --
 Net realized gain                                                           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  2.61       $  1.28       $  1.60       $  0.29
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 20.82       $ 18.21       $ 16.93       $ 15.33
============================================================================================================================
Total return*                                                             14.46%         7.67%        11.06%         1.93%
Ratio of net expenses to average net assets+                               1.21%         1.25%         1.23%         1.27%
Ratio of net investment income to average net assets+                      0.10%         0.12%         0.22%         0.37%
Portfolio turnover rate                                                      41%           27%           53%           33%
Net assets, end of period (in thousands)                               $379,550      $387,871      $385,900      $411,785
Ratios with no waivers of management fees and assumption of expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              1.21%         1.25%         1.28%         1.32%
 Net investment income                                                     0.10%         0.12%         0.17%         0.32%
Ratios with waiver of management fees and assumption of expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                              1.21%         1.25%         1.23%         1.27%
 Net investment income                                                     0.10%         0.12%         0.22%         0.37%
============================================================================================================================

(a)  Amount rounds to less than one cent per share.
(b)  Effective May 15, 2009, PIM became the adviser of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

24    Pioneer Growth Fund | Semiannual Report | 5/31/09

                                                                         Six Months
                                                                         Ended
                                                                         5/31/09 (a)     Year Ended
                                                                         (unaudited)     11/30/08
Class C
Net asset value, beginning of period                                     $ 12.45         $   20.19
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                            $ (0.09)        $   (0.17)
 Net realized and unrealized gain (loss) on investments                     1.57             (6.94)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.48         $   (7.11)
Distributions to shareowners:
 Net investment income                                                   $    --         $      --
 Net realized gain                                                            --             (0.63)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.48         $   (7.74)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 13.93         $   12.45
====================================================================================================
Total return*                                                              11.89%           (36.30)%
Ratio of net expenses to average net assets+                                3.31%**           2.00%
Ratio of net investment income (loss) to average net assets+               (1.38)%**         (0.69)%
Portfolio turnover rate                                                       28%**             26%
Net assets, end of period (in thousands)                                 $ 1,807         $   2,234
Ratios with no waivers of management fees and assumption of expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               3.31%**           2.00%
 Net investment income (loss)                                              (1.38)%**         (0.69)%
Ratios with waiver of management fees and assumption of expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                               3.31%**           2.00%
 Net investment income (loss)                                              (1.38)%**         (0.69)%
====================================================================================================

                                                                        Year Ended    Year Ended     Year Ended   Year Ended
                                                                        11/30/07      11/30/06       11/30/05     11/30/04
Class C
Net asset value, beginning of period                                    $  17.69      $  16.52       $ 15.02      $  14.84
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $     --      $     --       $  0.01      $   0.06
 Net realized and unrealized gain (loss) on investments                     2.50          1.17          1.55          0.12
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   2.50      $   1.17       $  1.56      $   0.18
Distributions to shareowners:
 Net investment income                                                  $     --      $     --       $ (0.06)     $     --
 Net realized gain                                                            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   2.50      $   1.17       $  1.50      $   0.18
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  20.19      $  17.69       $ 16.52      $  15.02
============================================================================================================================
Total return*                                                              14.13%         7.08%        10.43%         1.21%
Ratio of net expenses to average net assets+                                1.96%         2.00%         1.98%         1.96%
Ratio of net investment income (loss) to average net assets+               (0.65)%       (0.63)%       (0.53)%       (0.32)%
Portfolio turnover rate                                                       41%           27%           53%           33%
Net assets, end of period (in thousands)                                $  5,562      $  3,609       $ 3,082      $  2,955
Ratios with no waivers of management fees and assumption of expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.96%         2.00%         2.03%         2.01%
 Net investment income (loss)                                              (0.65)%       (0.63)%       (0.58)%       (0.27)%
Ratios with waiver of management fees and assumption of expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.96%         2.00%         1.98%         1.96%
 Net investment income (loss)                                              (0.65)%       (0.63)%       (0.53)%       (0.32)%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.
(a)  Effective May 15, 2009, PIM became the adviser of the Fund.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     25

                                                                         Six Months
                                                                         Ended
                                                                         5/31/09 (c)    Year Ended
                                                                         (unaudited)    11/30/08
Class Y
Net asset value, beginning of period                                     $ 12.97        $  20.80
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                            $  0.04        $   0.08
 Net realized and unrealized gain (loss) on investments                     1.56           (7.25)
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.60        $  (7.17)
Distributions to shareowners:
 Net investment income                                                   $ (0.03)       $  (0.03)
 Net realized gain                                                            --           (0.63)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.57        $  (7.83)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 14.54        $  12.97
==================================================================================================
Total return*                                                              12.40%         (35.53)%
Ratio of net expenses to average net assets+                                1.04%**         1.00%
Ratio of net investment income to average net assets+                       0.55%**         0.31%
Portfolio turnover rate                                                       28%**           26%
Net assets, end of period (in thousands)                                $151,864        $150,007
Ratios with no waivers of management fees and assumption of expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.04%**         1.00%
 Net investment income                                                      0.55%**         0.31%
Ratios with waiver of management fees and assumption of expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.04%**         1.00%
 Net investment income                                                      0.55%**         0.31%
==================================================================================================

                                                                        Year Ended     Year Ended    Year Ended
                                                                        11/30/07       11/30/06      11/30/05 (a)
Class Y
Net asset value, beginning of period                                    $ 18.19        $ 16.94       $  15.52
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $  0.07        $  0.10       $  (0.04)
 Net realized and unrealized gain (loss) on investments                    2.61           1.25           1.47
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  2.68        $  1.35       $   1.43
Distributions to shareowners:
 Net investment income                                                  $ (0.07)       $ (0.10)      $  (0.01)
 Net realized gain                                                           --             --             --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  2.61        $  1.25       $   1.42
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 20.80        $ 18.19       $  16.94
=================================================================================================================
Total return*                                                             14.75%          7.98%          9.24%(b)
Ratio of net expenses to average net assets+                               0.96%          1.00%          0.98%**
Ratio of net investment income to average net assets+                      0.35%          0.37%          0.47%**
Portfolio turnover rate                                                      41%            27%            53%
Net assets, end of period (in thousands)                               $121,118       $ 26,685       $ 33,118
Ratios with no waivers of management fees and assumption of expenses by Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              0.96%          1.00%          1.03%**
 Net investment income                                                     0.35%          0.37%          0.42%**
Ratios with waiver of management fees and assumption of expenses by Adviser and reduction for fees paid indirectly:
 Net expenses                                                              0.96%          1.00%          0.98%**
 Net investment income                                                     0.35%          0.37%          0.47%**
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class Y shares were first publicly offered on 5/19/05.
(b)  Not annualized.
(c)  Effective May 15, 2009, PIM became the adviser of the Fund.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Growth Fund | Semiannual Report | 5/31/09

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on May 15, 2009, is the successor to the Regions Morgan Keegan Select Growth Fund. Regions Morgan Keegan Select Growth Fund transferred all of the net assets of Class A, Class C and Class I shares in exchange for the Fund's Class A, Class B and Class Y shares, respectively, on May 15, 2009, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the "reorganization") which was approved by the shareholders of Regions Morgan Keegan Select Growth Fund on May 8, 2009. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares -- Class A, Class C and Class Y shares. Class Y shares were first publicly offered on May 19, 2005 as Class I shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     27

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

28    Pioneer Growth Fund | Semiannual Report | 5/31/09

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

     At November 30, 2008, the Fund had a net capital loss carryforward of $4,033,731, which will expire in 2016, if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2008 was as follows:

                                              2008
     Distributions paid from:
     Ordinary income                   $   352,102
     Long-term capital gain             15,164,640
     ---------------------------------------------
       Total                           $15,516,742
     =============================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008.

                                                   2008
     Distributable earnings:
     Undistributed ordinary income        $     440,612
     Capital loss carryforward               (4,033,731)
     Other temporary adjustments                (37,835)
     Unrealized depreciation                (17,772,992)
     ---------------------------------------------------
        Total                             $ (21,403,946)
     ===================================================

     The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned no

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     29
     underwriting commissions on the sale of Class A shares during the six months ended May 31, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

30    Pioneer Growth Fund | Semiannual Report | 5/31/09

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.   Option Writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written call options for the six months ended May 31, 2009.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion and 0.60% on assets over $1 billion. Prior to the reorganization, Morgan Asset Management, Inc. (MAM) served as the investment adviser to the predecessor fund. For the fiscal year ended November 30, 2008, the predecessor fund paid management fees to MAM equivalent to 0.75% of the predecessor fund's average daily net assets. For the six months ended, May 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.74% of the Fund's average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 0.85% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A shares and June 1, 2010 for Class C and Class Y shares.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     31

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $12,617 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out of pocket expenses by class of shares were as follows:

Shareholder Communications:
Class A                               $1,055
Class C                                   11
Class Y                                3,145
--------------------------------------------
   Total                              $4,211
============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $12,205 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.

4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,375 in distribution fees payable to PFD at May 31 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market

32    Pioneer Growth Fund | Semiannual Report | 5/31/09
value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, there were no CDSCs paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were not reduced under such arrangements.

6.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less than the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2009, the Fund had no borrowings under this agreement.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     33

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

34    Pioneer Growth Fund | Semiannual Report | 5/31/09

                            This page for your notes.

                        Pioneer Growth Fund | Semiannual Report | 5/31/09     35

                            This page for your notes.

36    Pioneer Growth Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.






Pioneer Intermediate Tax Free Income Fund
(Formerly Regions Morgan Keegan
Select Intermediate Tax Exempt Bond Fund)
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------





Ticker Symbols:
Class A   PITFX
Class C   PTXCX
Class Y   PITYX





[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               12

Schedule of Investments                                                       14

Financial Statements                                                          18

Notes to Financial Statements                                                 26

Trustees, Officers and Service Providers                                      31


    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com.

In closing, as a shareowner of the former Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, we would like to take this opportunity to welcome you to the Pioneer Investments family of funds. We appreciate the chance to serve you as you chart your future investment course.

Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    3

Portfolio Management Discussion | 5/31/09

On May 15, 2009, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund was reorganized into Pioneer Intermediate Tax Free Income Fund. In the following interview, David Eurkus, who is responsible for the daily management of the Fund, discusses some of the factors that had an impact on the municipal bond market and the Pioneer Intermediate Tax Free Income Fund during the six months ended May 31, 2009. Mr. Eurkus assumed responsibility for day to day management of the Fund on May 18, 2009, shortly before the end of the semiannual reporting period.

Q    How did the Fund perform during the six months ended May 31, 2009?

A For the six-month period ended May 31, 2009, Pioneer Intermediate Tax Free Income Fund's Class A shares produced a total return of 3.75% at net asset value, compared with returns of 9.00% and 5.07% over the same period for the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index and the Merrill Lynch 3-7 Year Municipal Index (the benchmark of the predecessor Morgan Keegan Fund), respectively. In addition, the average return of the 163 funds in Lipper's Municipal Debt Fund category was 7.01% over the six months ended May 31, 2009. While the Fund invested in municipal securities with a broad range of maturities and credit ratings, it maintained a dollar-weighted average portfolio credit quality of AA+ and its duration was 2.71 years as of May 31, 2009. At May 31, 2009, the Fund held 43 issues in 14 states, territories and the District of Columbia. On May 31, 2009, the Fund's current yield was 2.60% based on net asset value.

Q What was the investment environment like during the six months ended May 31, 2009?

A It was one of the most volatile and illiquid periods in the history of the fixed-income markets. The seizing up of the credit markets, the bankruptcy of Lehman Brothers, the AIG fiasco, and the mergers of Merrill Lynch with Bank of America and Bear Stearns with JP Morgan Chase were just some of the events that led to the great disruption in the financial markets. In this environment, the municipal bond market saw liquidity dry up, new issuance come to a halt, forced selling by several financial institutions and a huge number of redemptions, as investors fled to the safety of the Treasury market. As a result of the turmoil, municipal bond yields rose to historic levels above Treasury yields. Never in history has the average ratio of 30-year municipal bond yields to 30-year Treasury yields been so high. The typical rate of municipal yields to Treasury yields has been 90%; but in December 2008, the ratio increased to more than 200%. In the first quarter of 2009, the


4 Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09 municipal bond market began to regain liquidity and investors returned to the market as bond yields declined and prices rose.

Q In this environment, how did you manage the Fund during the six months ended May 31, 2009?

A We have made no changes to the Fund's portfolio since taking over management of the Fund on May 18, 2009. During the full six-month period, approximately 38% of the Fund's portfolio was invested in securities rated AAA; approximately 48% of holdings were rated AA; and about 11% were rated
     A. The Fund held a mix of general obligation bonds and revenue bonds in a variety of economic sectors, including public power, transportation, and water and sewer. (With general obligation bonds, interest and principal are guaranteed by the financial resources and taxing power of the issuer. With revenue bonds, interest and principal depend on revenues generated from the particular asset the bonds were issued to finance.)

Q What factors most affected the Fund's performance during the six months ended May 31, 2009?

A The Fund's underperformance relative to Barclays Capital Municipal Bond Index and the Merrill Lynch 3-7 Municipal Index resulted from the Fund's much shorter duration, which measures a bond's price sensitivity to changes in interest rates. When interest rates are rising, a shorter duration can benefit performance. When interest rates are declining, as we saw during the six-month period ended May 31, a longer duration may be more helpful. In addition, the value of the portfolio's AAA-rated insured bonds declined when all of the municipal bond insurers were downgraded by Moody's Investor's Service and Standard & Poor's because of their exposure to the structured taxable mortgage products that were tied to defaulting subprime mortgages.

Q    What is your outlook?

A The municipal bond market is continuing to recover from the turmoil which began in the final few months of 2008. Investors have returned to the market, and we have seen prices increase and yields decline. As we look ahead, we believe the municipal market could continue to be attractive, as states and municipalities receive government stimulus money that can be used for infrastructure repair, education and health care programs. "Build America Bonds" are also part of the U.S. government's stimulus. Under this program, the U.S. Treasury will subsidize 35% of issuers' net interest costs. We believe the program will result in a large amount of new issuance of taxable municipal debt and a reduction in the new issuance of tax-exempt debt. This could be positive for tax-exempt municipal bonds. At a time when tax rates are likely to rise, we expect to see demand increase and supply contract. This supply/demand dynamic could increase the value of tax-exempt municipal bonds.


    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    5

Please refer to the Schedule of Investments on pages 14-17 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Portfolio Summary | 5/31/09

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        37.4%
AA                                                                         47.8%
A                                                                          11.2%
Commercial Paper                                                            3.6%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 year                                                                   20.3%
1-3 years                                                                  31.7%
3-6 years                                                                  42.9%
6-8 years                                                                   5.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


 1.    Lower Colorado River Authority, 5.25%, 5/15/21                             4.37%
 2.    County of Wake North Carolina, 4.0%, 4/1/13                                3.78
 3.    County of Broward Florida, 5.0%, 1/1/12                                    3.75
 4.    Missouri State Highways & Transit Commission, 5.625%, 2/1/18               3.75
 5.    South Carolina State Public Service Authority, 5.0%, 1/1/22                3.59
 6.    Indianapolis Local Public Improvement Board Revenue, 6.0%, 1/10/20         2.68
 7.    State of Maryland, 5.5%, 7/15/13                                           2.67
 8.    State of California, 6.0%, 2/1/16                                          2.65
 9.    Indiana State Office Building Commission, 5.25%, 7/1/15                    2.59
10.    Alabama Public School & College Authority, 5.0%, 12/1/18                   2.59

* This list excludes temporary cash investments and derivative investments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    7

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class           5/31/09           11/30/08
       A              $ 9.64             $ 9.43
-----------------------------------------------
       Y              $ 9.64             $ 9.43
-----------------------------------------------

      Class           5/31/09           5/18/09
        C              $ 9.64            $ 9.68

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
       A            $ 0.1864              $ --            $ 0.0274
---------------------------------------------------------------------
       Y            $ 0.1273              $ --            $ 0.0274
---------------------------------------------------------------------

Distributions per Share: 5/18/09-5/31/09
--------------------------------------------------------------------------------

                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
       C            $ 0.0071              $ --              $ --


8    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Intermediate Tax Free Income Fund at public offering price, compared to that of the Barclays Capital Municipal Bond Index and the Merrill Lynch 3-7 Year Municipal Bond Index.


Average Annual Total Returns
(As of May 31, 2009)
-------------------------------------------------------------------
                                     Net Asset     Public Offering
Period                               Value (NAV)   Price (POP)
-------------------------------------------------------------------
Life of Class
(2/9/2004)                               2.63%           1.75%
5 Years                                  3.16            2.74
1 Year                                   4.36           -0.35
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 15, 2009)
-------------------------------------------------------------------
                                        Gross             Net
-------------------------------------------------------------------
                                         1.15%           0.82%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer
            Intermediate     Barclays Capital       Merrill Lynch
             Tax Free           Municipal        3-7 Year Municipal
            Income Fund         Bond Index           Bond Index
2/04           9,550              10,000               10,000
               9,332               9,694                9,708
5/05           9,621              10,466               10,156
               9,689              10,664               10,294
5/07           9,995              11,180               10,671
              10,446              11,613               11,387
5/09          10,902              12,028               12,178

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Intermediate Tax Free Income Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund on May 15, 2009. The performance of Class A shares of the Fund from February 9, 2004 to May 15, 2009 is the performance of Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund's Class A shares, which has been restated to reflect any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. The Merrill Lynch 3-7 Year Municipal Bond Index tracks the performance of tax-exempt investment-grade debt of U.S. municipalities having at least three years and less than seven years remaining term to maturity. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    9

Performance Update | 5/31/09                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------


Average Annual Total Returns
(As of May 31, 2009)
------------------------------------------------------------------
                                       If             If
Period                                 Held           Redeemed
------------------------------------------------------------------
Life of Class
(5/19/2009)                               -0.34%         -1.34%
5 Years                                      --             --
1 Year                                       --             --
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 15, 2009)
------------------------------------------------------------------
                                          Gross            Net
------------------------------------------------------------------
                                           1.90%          1.76%
------------------------------------------------------------------

Note: Class C shares commenced operations on May 19, 2009. Due to the short time period between the inception of Class C shares and the end of the semiannual reporting period on May 31, 2009, "Growth of $10,000" performance comparisons for Class C shares versus the Fund's benchmarks (the Merrill Lynch 3-7 Year Municipal Bond Index and the Barclays Capital Municipal Bond Index) are not given.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2010, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. The Merrill Lynch 3-7 Year Municipal Bond Index tracks the performance of tax-exempt investment-grade debt of U.S. municipalities having at least three years and less than seven years remaining term to maturity. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                    Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Intermediate Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index and the Merrill Lynch 3-7 Year Municipal Bond Index.


Average Annual Total Returns
(As of May 31, 2009)
-------------------------------------------------------------
                                          If         If
Period                                    Held       Redeemed
-------------------------------------------------------------
Life of Class
(2/9/2004)                                2.80%       2.80%
5 Years                                   3.41        3.41
1 Year                                    4.74        4.74
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 15, 2009)
-------------------------------------------------------------
                                         Gross         Net
-------------------------------------------------------------
                                          0.90%       0.55%
-------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer
            Intermediate     Barclays Capital       Merrill Lynch
             Tax Free           Municipal        3-7 Year Municipal
            Income Fund         Bond Index           Bond Index
2/04          10,000             10,000               10,000
5/04           9,756              9,694                9,708
5/05          10,087             10,466               10,156
5/06          10,174             10,664               10,294
5/07          10,522             11,180               10,671
5/08          11,013             11,613               11,387
5/09          11,535             12,028               12,178

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2010, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Intermediate Tax Free Income Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund on May 15, 2009. The performance of Class Y shares of the Fund from February 9, 2004 to May 15, 2009 is the performance of Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund's Class I shares, which has not been restated to reflect any differences in expenses.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. The Merrill Lynch 3-7 Year Municipal Bond Index tracks the performance of tax-exempt investment-grade debt of U.S. municipalities having at least three years and less than seven years remaining term to maturity. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Intermediate Tax Free Income
Fund

Based on actual returns from December 1, 2008 through May 31, 2009**.

Actual Share Class                 A                C                Y
Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/08
--------------------------------------------------------------------------------
Ending Account Value          $ 1,037.50       $   996.60       $ 1,038.90
(after expenses)
on 5/31/09
--------------------------------------------------------------------------------
Expenses Paid                 $     7.16       $     0.26       $     5.34
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the ratios of the underlying funds. The combined totals were 1.41%, 0.67% and 1.05% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/365 (to reflect the partial year period) (14/365 for Class C Shares).

**   5/18/09 for Class C Shares.


12    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Intermediate Tax Free Income
Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009**.

Hypothetical Share Class           A                C                Y
Beginning Account Value        $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/08
--------------------------------------------------------------------------------
Ending Account Value           $ 1,017.90       $ 1,001.66       $ 1,019.70
(after expenses)
on 5/31/09
--------------------------------------------------------------------------------
Expenses Paid                  $     7.09       $     0.26       $     5.29
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the ratios of the underlying funds. The combined totals were 1.41%, 0.67% and 1.05% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 182/365 (to reflect the partial year period) (14/365 for Class C Shares).

**   5/18/09 for Class C Shares.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    13

Schedule of Investments | 5/31/09 (unaudited)


Principal    Floating    S&P/Moody's
Amount       Rate (b)    Ratings                                                        Value
                                       MUNICIPAL BONDS -- 95.4%
                                       Alabama -- 16.9%
 $ 500,000                  AA/Aa2     Alabama Public School & College Authority,
                                       5.0%, 12/1/18                                    $   558,270
   500,000                   A/WR      Alabama Water Pollution Control Authority,
                                       4.75%, 8/15/14                                       502,515
   430,000                   NR/A1     City of Athens Alabama, 4.65%, 8/1/11                435,229
   500,000                  AA+/Aa2    City of Tuscaloosa, 4.5%, 2/15/13                    532,650
   500,000                  AA-/A2     Huntsville Health Care Authority, 4.7%, 6/1/12       506,960
   500,000                   A/WR      Limestone County Water & Sewer Authority,
                                       4.7%, 12/1/09                                        506,370
   500,000                 AA-/Baa1    Scottsboro Waterworks Sewer & Gas Board,
                                       4.4%, 8/1/12                                         501,560
   250,000                   NR/A3     Southeast Alabama Gas District, 5.25%, 6/1/11        266,780
                                                                                        -----------
                                                                                        $ 3,810,334
---------------------------------------------------------------------------------------------------
                                       Arkansas -- 3.6%
   250,000                   A+/WR     Arkansas State Development Finance Authority,
                                       4.0%, 12/1/11                                    $   262,135
   500,000                  AAA/Aa3    City of Little Rock, 4.0%, 4/1/14                    537,040
                                                                                        -----------
                                                                                        $   799,175
---------------------------------------------------------------------------------------------------
                                       California -- 2.5%
   500,000                  AAA/Aa3    State of California, 6.0%, 2/1/16                $   572,150
                                                                                        -----------
                                                                                        $   572,150
---------------------------------------------------------------------------------------------------
                                       Florida -- 7.0%
   750,000                  AA+/Aa1    County of Broward Florida, 5.0%, 1/1/12          $   810,233
   500,000                  A+/Aa3     Jefferson County Florida Water & Sewer,
                                       Unrefunded-Bond, 4.4%, 10/1/18                       500,170
   250,000                  AAA/Aa1    State of Florida, 5.0%, 7/1/16                       270,710
                                                                                        -----------
                                                                                        $ 1,581,113
---------------------------------------------------------------------------------------------------
                                       Georgia -- 2.5%
   500,000                  AAA/Aaa    Gwinnett County Water & Sewerage Authority,
                                       4.0%, 8/1/15                                     $   548,820
                                                                                        -----------
                                                                                        $   548,820
---------------------------------------------------------------------------------------------------
                                       Illinois -- 2.4%
   500,000                  AAA/Aa3    Illinois Health Facilities Authority, 6.125%,
                                       11/15/22                                         $   538,940
                                                                                        -----------
                                                                                        $   538,940
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


14    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Principal   Floating    S&P/Moody's
Amount      Rate (b)    Ratings                                                         Value
                                       Indiana -- 5.0%
$ 500,000                  AA-/Aa2     Indiana State Office Building Commission,
                                       5.25%, 7/1/15                                    $   559,515
  500,000                  AA/Aa2      Indianapolis Local Public Improvement Board
                                       Revenue, 6.0%, 1/10/20                               579,150
                                                                                        -----------
                                                                                        $ 1,138,665
---------------------------------------------------------------------------------------------------
                                       Kansas -- 1.4%
  300,000                   AA/A1      Kansas Development Finance Authority, 5.0%,
                                       6/1/11                                           $   321,570
                                                                                        -----------
                                                                                        $   321,570
---------------------------------------------------------------------------------------------------
                                       Maryland -- 2.5%
  500,000                  AAA/Aaa     State of Maryland, 5.5%, 7/15/13                 $   575,915
                                                                                        -----------
                                                                                        $   575,915
---------------------------------------------------------------------------------------------------
                                       Missouri -- 5.9%
  500,000                  NR/Aaa      Missouri State Environmental Improvement &
                                       Energy Resources, 5.125%, 1/1/20                 $   537,645
  750,000                  AAA/Aaa     Missouri State Highways & Transit Commission,
                                       5.625%, 2/1/18                                       808,530
                                                                                        -----------
                                                                                        $ 1,346,175
---------------------------------------------------------------------------------------------------
                                       North Carolina -- 11.1%
  325,000                  AA+/Aa2     City of Charlotte North Carolina, 5.0%, 8/1/10   $   341,162
  500,000                  AAA/Aaa     City of Greensboro, 4.0%, 2/1/13                     542,830
  750,000                  AAA/Aaa     County of Wake North Carolina, 4.0%, 4/1/13          816,600
  500,000                  AAA/Aaa     Mecklenburg County North Carolina, 4.0%,
                                       2/1/15                                               540,665
  250,000                  AA+/Aa1     North Carolina Infrastructure Finance Corp.,
                                       5.0%, 10/1/11                                        270,573
                                                                                        -----------
                                                                                        $ 2,511,830
---------------------------------------------------------------------------------------------------
                                       South Carolina -- 8.1%
  500,000                  AA-/Aa2     South Carolina State Public Service Authority,
                                       5.0%, 1/1/18                                     $   534,590
  750,000                  AA-/Aa2     South Carolina State Public Service Authority,
                                       5.0%, 1/1/22                                         774,045
  500,000                  AA+/Aaa     State of South Carolina, 4.0%, 1/1/14                530,765
                                                                                        -----------
                                                                                        $ 1,839,400
---------------------------------------------------------------------------------------------------
                                       Texas -- 19.4%
  500,000                  AAA/Aa2     City of Dallas Texas, 4.125%, 4/1/13             $   542,825
  500,000                   A+/A1      City of Denton Texas, 5.125%, 12/1/18                540,850
  500,000                  AA-/Aa2     City of Fort Worth, 4.0%, 3/1/13                     534,760
  500,000                  AAA/Aa1     City of San Antonio, 5.25%, 2/1/10                   516,260
   85,000                   A/A1       Lower Colorado River Authority, 5.25%, 5/15/21        96,585
  915,000                   A/A1       Lower Colorado River Authority, 5.25%, 5/15/21       943,640

The accompanying notes are an integral part of these financial statements.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    15

Principal   Floating    S&P/Moody's
Amount      Rate (b)    Ratings                                                         Value
                                       Texas -- (continued)
$ 275,000                  AA/Aa1      State of Texas, 5.0%, 10/1/17                    $   297,204
  500,000                  AA-/A2      Tomball Texas, 4.5%, 2/15/11                         521,742
  350,000                  AAA/Aaa     University of Texas, 5.25%, 8/15/13                  398,521
                                                                                        -----------
                                                                                        $ 4,392,387
---------------------------------------------------------------------------------------------------
                                       Virginia -- 7.1%
  500,000                  AA+/Aa1     Virginia Commonwealth Transportation Board,
                                       5.0%, 5/15/12                                    $   551,540
  500,000                  AA+/Aa1     Virginia Public School Authority, 5.0%, 8/1/15       540,050
  500,000                  AA/Aa2      Virginia Resources Authority, 5.0%, 5/1/20           512,190
                                                                                        -----------
                                                                                        $ 1,603,780
---------------------------------------------------------------------------------------------------
                                       TOTAL MUNICIPAL BONDS
                                       (Cost $20,850,393)                               $21,580,254
---------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENT IN SECURITIES -- 95.4%
                                       (Cost $20,850,393) (a)(c)                        $21,580,254
---------------------------------------------------------------------------------------------------
                                       OTHER ASSETS AND LIABILITIES -- 4.6%             $ 1,047,689
---------------------------------------------------------------------------------------------------
                                       TOTAL NET ASSETS -- 100.0%                       $22,627,943
===================================================================================================

NR    Not rated by either S&P or Moody's.

WR    Withdrawn Rating.

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

       Insured                                        40.6%
       Escrowed in U.S. Government Securities         10.1
       General Obligation                             24.2
       Revenue Bonds:
         Various Revenues                              7.8
         Reserves                                      3.6
         Transportation Revenue                        2.5
         Power                                         2.2
         Education Revenue                             4.3
         Water and Sewer                               4.7
----------------------------------------------------------
                                                     100.0%
==========================================================

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end

(c) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $20,850,393 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $760,709
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (30,848)
                                                                                   --------
       Net unrealized gain                                                         $729,861
                                                                                   ========

The accompanying notes are an integral part of these financial statements.


16    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Purchase and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $5,187,037 and $10,404,066, respectively.

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:

                                                    Investments in
 Valuation Inputs                                   Securities
 Level 1 -- Quoted Prices                           $        --
 Level 2 -- Other Significant Observable Inputs      21,580,254
 Level 3 -- Significant Unobservable Inputs                  --
---------------------------------------------------------------
 Total                                              $21,580,254
===============================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    17

Statement of Assets and Liabilities | 5/31/09 (unaudited)

ASSETS:
  Investment in securities, at value (cost $20,850,393)    $21,580,254
  Cash                                                         804,901
  Receivables --
   Dividends, interest and foreign taxes withheld              303,023
   Due from Pioneer Investment Management, Inc.                  7,695
  Other                                                              6
----------------------------------------------------------------------
     Total assets                                          $22,695,879
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                 $    27,181
   Dividends                                                    25,598
  Due to affiliates                                              1,430
  Accrued expenses                                              13,727
----------------------------------------------------------------------
     Total liabilities                                     $    67,936
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                          $21,725,665
  Undistributed net investment income                            3,601
  Accumulated net realized gain on investments                 168,816
  Net unrealized gain on investments                           729,861
----------------------------------------------------------------------
     Total net assets                                      $22,627,943
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $11,292,646/1,171,257 shares)          $      9.64
  Class C (based on $9,963/1,033 shares)                   $      9.64
  Class Y (based on $11,325,334/1,175,093 shares)          $      9.64
MAXIMUM OFFERING PRICE:
  Class A ($9.64 [divided by] 95.5%)                       $     10.09
======================================================================

The accompanying notes are an integral part of these financial statements.


18    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09



INVESTMENT INCOME:
  Dividends                                                $ 2,862
  Interest                                                 480,311
--------------------------------------------------------------------------------
     Total investment income                                            $483,173
--------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $33,815
  Transfer agent fees and expenses
   Class A                                                  40,795
   Class Y                                                   9,500
  Distribution fees
   Class A                                                   2,333
   Class C                                                       3
  Shareholder communications expense                             6
  Administrative fees                                       14,333
  Custodian fees                                             3,360
  Registration fees                                          8,851
  Professional fees                                         31,657
  Printing expense                                           6,103
  Fees and expenses of nonaffiliated trustees                7,420
  Miscellaneous                                             12,985
--------------------------------------------------------------------------------
     Total expenses                                                     $171,161
     Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.                             (8,031)
--------------------------------------------------------------------------------
     Net expenses                                                       $163,130
--------------------------------------------------------------------------------
       Net investment income                                            $320,043
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      $155,078
--------------------------------------------------------------------------------
  Change in net unrealized gain on investments                          $506,924
--------------------------------------------------------------------------------
  Net gain on investments                                               $662,002
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                  $982,045
=================================================================================


The accompanying notes are an integral part of these financial statements.

 Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    19

Statement of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively.

                                                            Six Months Ended
                                                            5/31/09              Year Ended
                                                            (unaudited)          11/30/08
FROM OPERATIONS:
Net investment income                                         $    320,043       $  1,178,564
Net realized gain on investments                                   155,078             70,237
Change in net unrealized gain (loss) on investments                506,924           (240,961)
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations       $    982,045       $  1,007,840
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A* ($0.19 and $0.29 per share, respectively)         $   (156,812)      $ (1,000,243)
   Class C** ($0.01 and $0.00 per share, respectively)                  (7)                --
   Class Y ($0.13 and $0.32 per share, respectively)              (150,482)          (173,603)
Net realized gain:
   Class A* ($0.03 and $0.01 per share, respectively)              (60,880)           (41,561)
   Class C** ($0.00 and $0.00 per share, respectively)                  --                 --
   Class Y ($0.03 and $0.01 per share, respectively)               (17,139)            (5,313)
---------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $   (385,320)      $ (1,220,720)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $  6,913,189       $(28,020,451)
Reinvestment of distributions                                       16,156                 --
Cost of shares repurchased                                     (11,367,256)                --
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                       $ (4,437,911)      $(28,020,451)
---------------------------------------------------------------------------------------------
   Net decrease in net assets                                 $ (3,841,186)      $(28,233,331)
NET ASSETS:
Beginning of period                                             26,469,129         54,702,460
---------------------------------------------------------------------------------------------
End of period                                                 $ 22,627,943       $ 26,469,129
---------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                    $      3,601       $     (9,141)
=============================================================================================

* Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund Class C shares converted to Class A shares on May 15, 2009.

** Pioneer Intermediate Tax Free Income Fund Class C shares were first publicly offered on May 18, 2009.

The accompanying notes are an integral part of these financial statements.


20    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

                                  '09 Shares      '09 Amount          '08 Shares        '08 Amount
                                  (unaudited)     (unaudited)
Class A*
Shares sold                         1,204,377     $    322,016             211,744     $  2,015,410
Reinvestment of distributions             103           10,177              11,417          108,524
Less shares repurchased               (33,223)     (10,965,847)         (3,187,479)     (30,303,137)
---------------------------------------------------------------------------------------------------
   Net decrease                     1,171,257     $(10,633,654)         (2,964,318)    $(28,179,203)
---------------------------------------------------------------------------------------------------
Class C**
Shares sold                             1,033     $     10,000                  --     $         --
Reinvestment of distributions              --               --                  --               --
Less shares repurchased                    --               --                  --               --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)              1,033     $     10,000                  --     $         --
---------------------------------------------------------------------------------------------------
Class Y
Shares sold                         1,175,598     $  6,581,173             310,514     $  2,957,665
Reinvestment of distributions              14            5,979                 989            9,369
Less shares repurchased                  (519)        (401,409)           (296,356)      (2,808,282)
---------------------------------------------------------------------------------------------------
   Net increase                     1,175,093     $  6,185,743              15,147     $    158,752
---------------------------------------------------------------------------------------------------

* Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund Class C shares converted to Class A shares on May 15, 2009.

** Pioneer Intermediate Tax Free Income Fund Class C shares were first publicly offered on May 18, 2009.

The accompanying notes are an integral part of these financial statements.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    21

Financial Highlights

                                                                          Six Months
                                                                          Ended          Year       Year
                                                                          5/31/09 (b)    Ended      Ended
                                                                          (unaudited)    11/30/08   11/30/07
Class A
Net asset value, beginning of period                                       $    9.43     $   9.51   $   9.54
------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                     $    0.19     $   0.29   $   0.31
 Net realized and unrealized gain (loss) on investments                         0.24        (0.07)     (0.04)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations         $    0.43     $   0.22   $   0.27
Distributions to shareowners:
 Net investment income                                                         (0.19)       (0.29)     (0.30)
  Net realized gain                                                            (0.03)       (0.01)        --
------------------------------------------------------------------------------------------------------------
Net increase/decrease in net asset value                                   $    0.21     $  (0.08)  $  (0.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    9.64     $   9.43   $   9.51
============================================================================================================
Total return*                                                                   3.75%        2.40%      2.90%
Ratio of net expenses to average net assets                                     1.40%**      0.93%      0.86%
Ratio of net investment income to average net assets                            2.47%**      3.13%      3.22%
Portfolio turnover rate                                                            3%**         6%        15%
Net assets, end of period (in thousands)                                   $  11,293     $ 21,119   $ 46,586
Ratios with no waiver of fees and assumption of expenses by The Adviser
  Net expenses                                                                  1.44%**      0.93%      0.86%
  Net investment income                                                         2.43%**      3.13%      3.22%
Ratios with waiver of fees and assumption of expenses by The Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.40%**      0.93%      0.86%
 Net investment income                                                          2.47%**      3.13%      3.22%
------------------------------------------------------------------------------------------------------------


                                                                           Year          Year       Year
                                                                           Ended         Ended      Ended
                                                                           11/30/06      11/30/05   11/30/04 (a)
Class A
Net asset value, beginning of period                                       $    9.52     $   9.77   $  10.00
------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                     $    0.31     $   0.30   $   0.25
 Net realized and unrealized gain (loss) on investments                         0.03        (0.19)     (0.23)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations         $    0.34     $   0.11   $   0.02
Distributions to shareowners:
 Net investment income                                                         (0.31)       (0.30)     (0.25)
  Net realized gain                                                            (0.01)       (0.06)        --
------------------------------------------------------------------------------------------------------------
Net increase/decrease in net asset value                                   $    0.02     $  (0.25)  $  (0.23)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    9.54     $   9.52   $   9.77
============================================================================================================
Total return*                                                                   3.66%        1.07%      0.22%
Ratio of net expenses to average net assets                                     0.80%        0.77%      0.63%
Ratio of net investment income to average net assets                            3.30%        3.03%      3.18%
Portfolio turnover rate                                                           11%          16%        19%
Net assets, end of period (in thousands)                                   $  45,782     $ 52,670   $ 68,531
Ratios with no waiver of fees and assumption of expenses by The Adviser
  Net expenses                                                                  0.80%        1.07%      1.13%
  Net investment income                                                         3.30%        3.03%      3.18%
Ratios with waiver of fees and assumption of expenses by The Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.80%        0.77%      0.63%
 Net investment income                                                          3.30%        3.03%      3.18%
------------------------------------------------------------------------------------------------------------

(a)  Class A shares were first publicly offered on February 9, 2004.
(b)  Effective May 15, 2009, PIM became the adviser of the Fund.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


22  Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

The accompanying notes are an integral part of these financial statements.
                                                                           12/1/08 to    Year       Year
                                                                           5/15/09 (b)   Ended      Ended
                                                                           (unaudited)   11/30/08   11/30/07
Class C
Net asset value, beginning of period                                       $    9.43     $   9.52   $   9.55
------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                     $    0.14     $   0.22   $   0.26
 Net realized and unrealized gain (loss) on investments                           --        (0.08)     (0.04)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations         $    0.14     $   0.14   $   0.22
Distributions to shareowners:
 Net investment income                                                         (0.01)       (0.22)     (0.25)
 Net realized gain                                                              0.00        (0.01)      0.00
------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                            $    0.13     $  (0.09)  $  (0.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    9.56     $   9.43   $   9.52
============================================================================================================
Total return*                                                                   3.61%        1.53%      2.30%
Ratio of net expenses to average net assets                                     2.18%**      1.68%      1.61%
Ratio of net investment income to average net assets                            1.72%**      2.38%      2.47%
Portfolio turnover rate                                                            3%**         6%        15%
Net assets, end of period (in thousands)                                   $      --     $    315   $  3,196
Ratios with no waiver of fees and assumption of expenses by The Adviser
 Net expenses                                                                   2.18%**      1.68%      1.61%
 Net investment income                                                          1.72%**      2.38%      2.47%
Ratios with waiver of fees and assumption of expenses by The Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   2.18%**      1.68%      1.61%
 Net investment income                                                          1.72%**      2.38%      2.47%
------------------------------------------------------------------------------------------------------------


                                                                           Year          Year         Year
                                                                           Ended         Ended        Ended
                                                                           11/30/06      11/30/05     11/30/04 (a)
Class C
Net asset value, beginning of period                                        $ 9.54        $ 9.77       $ 10.00
--------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                      $ 0.34        $ 0.26       $  0.20
 Net realized and unrealized gain (loss) on investments                       0.02         (0.17)        (0.23)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations          $ 0.36        $ 0.09       $ (0.03)
Distributions to shareowners:
 Net investment income                                                       (0.34)        (0.26)        (0.20)
 Net realized gain                                                           (0.01)        (0.06)           --
--------------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                             $ 0.01        $(0.23)      $ (0.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 9.55        $ 9.54       $  9.77
==============================================================================================================
Total return*                                                                 3.84%         0.95%        (0.27)%
Ratio of net expenses to average net assets                                   1.55%         1.37%         1.23%
Ratio of net investment income to average net assets                          2.55%         2.43%         2.58%
Portfolio turnover rate                                                         11%           16%           19%
Net assets, end of period (in thousands)                                    $   --***     $   --***    $    --***
Ratios with no waiver of fees and assumption of expenses by The Adviser
 Net expenses                                                                 1.55%         1.82%         1.73%
 Net investment income                                                        2.55%         2.43%         2.58%
Ratios with waiver of fees and assumption of expenses by The Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 1.55%         1.37%         1.23%
 Net investment income                                                        2.55%         2.43%         2.58%
--------------------------------------------------------------------------------------------------------------

(a)  Class C shares were first publicly offered on February 9, 2004.
(b)  Class C shares converted to Pioneer Class A shares on May 15, 2009.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Represents less than $1,000.

The accompanying notes are an integral part of these financial statements.

     Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09  23

                                                                               5/18/09
                                                                               (Commencement
                                                                               of Operations) to
                                                                               5/31/09
                                                                               (unaudited) (a)
 Class C
 Net asset value, beginning of period                                              $  9.68
------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                            $  0.06
 Net realized and unrealized loss on investments                                     (0.09)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from investment operations               $ (0.03)
 Distributions to shareowners:
  Net investment income                                                              (0.01)
------------------------------------------------------------------------------------------
 Net decrease in net asset value                                                   $ (0.04)
------------------------------------------------------------------------------------------
 Net asset value, end of period                                                    $  9.64
------------------------------------------------------------------------------------------
 Total return*                                                                       (0.34)%
 Ratio of net expenses to average net assets                                          0.67%**
 Ratio of net investment income to average net assets                                20.50%**
 Portfolio turnover rate                                                                 3%**
 Net assets, end of period (in thousands)                                          $    10
 Ratios with no waiver of fees and assumption of expenses by PIM
  Net expenses                                                                        2.12%**
  Net investment income                                                              19.05%**
 Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                        0.67%**
  Net investment income                                                              20.50%**
------------------------------------------------------------------------------------------

(a)  Class C shares were first publicly offered on May 18, 2009.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

The accompanying notes are an integral part of these financial statements.
                                                                          Six Months
                                                                          Ended         Year       Year
                                                                          5/31/09 (b)   Ended      Ended
                                                                          (unaudited)   11/30/08   11/30/07
Class Y
Net asset value, beginning of period                                       $    9.43     $  9.50    $  9.54
-----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                     $    0.08     $  0.32    $  0.33
 Net realized and unrealized gain (loss) on investments                         0.29       (0.06)     (0.05)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations         $    0.37     $  0.26    $  0.28
Distributions to shareowners:
 Net investment income                                                         (0.13)      (0.32)     (0.32)
 Net realized gain                                                             (0.03)      (0.01)        --
-----------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                            $    0.21     $ (0.07)   $ (0.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    9.64     $  9.43    $  9.50
===========================================================================================================
Total return*                                                                   3.89%       2.76%      3.05%
Ratio of net expenses to average net assets                                     1.04%**     0.68%      0.61%
Ratio of net investment income to average net assets                            2.79%**     3.38%      3.47%
Portfolio turnover rate                                                            3%**        6%        15%
Net assets, end of period (in thousands)                                   $  11,325     $ 5,034    $ 4,920
Ratios with no waiver of fees and assumption of expenses by The Adviser
 Net expenses                                                                   1.17%**     0.68%      0.61%
 Net investment income                                                          2.67%**     3.38%      3.47%
Ratios with waiver of fees and assumption of expenses by The Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.04%**     0.68%      0.61%
 Net investment income                                                          2.79%**     3.38%      3.47%
-----------------------------------------------------------------------------------------------------------


                                                                            Year       Year       Year
                                                                            Ended      Ended      Ended
                                                                            11/30/06   11/30/05   11/30/04 (a)
Class Y
Net asset value, beginning of period                                         $  9.52    $  9.77    $ 10.00
----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $  0.34    $  0.32    $  0.22
 Net realized and unrealized gain (loss) on investments                         0.03      (0.19)     (0.23)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations           $  0.37    $  0.13    $ (0.01)
Distributions to shareowners:
 Net investment income                                                         (0.34)     (0.32)     (0.22)
 Net realized gain                                                             (0.01)     (0.06)        --
----------------------------------------------------------------------------------------------------------
Net decrease in net asset value                                              $  0.02    $ (0.25)   $ (0.23)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.54    $  9.52    $  9.77
==========================================================================================================
Total return*                                                                  3.94        1.33%     (0.04)%
Ratio of net expenses to average net assets                                     0.55%      0.52%      0.38%
Ratio of net investment income to average net assets                            3.55%      3.28%      3.43%
Portfolio turnover rate                                                           11%        16%        19%
Net assets, end of period (in thousands)                                     $ 6,922    $ 8,769    $   326
Ratios with no waiver of fees and assumption of expenses by The Adviser
 Net expenses                                                                   0.55%      0.82%      0.88%
 Net investment income                                                          3.55%      3.28%      3.43%
Ratios with waiver of fees and assumption of expenses by The Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.55%      0.52%      0.38%
 Net investment income                                                          3.55%      3.28%      3.43%
----------------------------------------------------------------------------------------------------------

(a)  Class Y shares were first publicly offered on February 9, 2004.
(b)  Effective May 15, 2009, PIM became the adviser of the Fund.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


     Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09  25

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Intermediate Tax Free Income Fund (the Fund) is a series of Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on May 15, 2009, is the successor to the Regions Morgan Keegan Intermediate Tax Exempt Bond Fund (the predecessor fund). In the reorganization, the predecessor fund transferred all of the net assets of Class A shares and Class C shares in exchange for the Fund's Class A shares and transferred all of the net assets of Class I shares in exchange for the Fund's Class Y shares, in each case, in a one-to-one exchange ratio, on May 15, 2009 pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Regions Morgan Keegan Tax Exempt Bond Fund on May 8, 2009. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class C shares were first publicly offered on May 18, 2009. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A and Class C shareowners have exclusive voting rights with respect to the distribution plan for Class A and Class C shares. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.


26    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value methods to value a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services).

     Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    27
     shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2008 was as follows:

                                                      2008
     Distributions paid from:
     Tax exempt income                          $1,220,720
     Capital gains                                      --
     -----------------------------------------------------
        Total                                   $1,220,720
     =====================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

                                                          2008
     Distributable earnings:
     Undistributed ordinary income                   $  54,902
     Undistributed Long-term capital gains              78,017
     Net unrealized appreciation                       236,677
     Other temporary adjustments                       (64,043)
     ---------------------------------------------------------
        Total                                        $ 305,553
     =========================================================

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit). There were no underwriting commissions earned on the sale of Class A shares during the six months ended May 31, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C shares of the Fund, respectively (see Note
     4). Class Y shares are not subject to a distribution plan. Shareowners of each


28    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09
     class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredit, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million and 0.45% on the excess over $500 million. For the six months ended May 31, 2009, the net management fee was equivalent to 0.27% of average net assets.

Prior to the reorganization, Morgan Asset Management, Inc. (MAM) served as the investment adviser to the predecessor fund. For the fiscal year ended November 30, 2008, the predecessor fund paid management fees to MAM equivalent to 0.25% of the predecessor fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce fund expenses to 0.82%, 1.76% and 0.55% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A shares and through June 1, 2010 for Class C and Class Y shares. There can be no assurance that PIM will extend the expense limitations beyond such time. See the statement of additional information for details regarding the expense limitation agreement.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,072 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings,


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    29
outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out of pocket expenses by class of shares were as follows:



Shareholder Communications:
Class A                                                        $5
Class Y                                                         1
-----------------------------------------------------------------
 Total                                                         $6
=================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $126 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.

4. Distribution Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $232 in distribution fees payable to PFD at May 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, there were no CDSCs paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were not reduced under such arrangements.


30    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    31

                           This page for your notes.


32    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

                           This page for your notes.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    33

                           This page for your notes.


34    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

                           This page for your notes.


   Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09    35

                           This page for your notes.


36    Pioneer Intermediate Tax Free Income Fund | Semiannual Report | 5/31/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Pioneer Oak Ridge Large
Cap Growth Fund

--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   ORILX
Class B   ORLBX
Class C   ORLCX
Class R   ORLRX
Class Y   PORYX



[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             15
Schedule of Investments                                     17
Financial Statements                                        23
Notes to Financial Statements                               32
Trustees, Officers and Service Providers                    39


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced the Fund's performance during the six-month period ended May 31, 2009.

Q  How did the Fund perform during the six months ended May 31, 2009?

A Pioneer Oak Ridge Large Cap Growth Fund's Class A shares returned 11.04% at net asset value during the six months ended May 31, 2009, compared with returns of 4.07% and 12.29%, respectively, for the Standard and Poor's 500 Index (the S&P 500) and the Russell 1000 Growth Index (the Russell Index) over the same six-month period. In addition, the average return of the 869 funds in Lipper's Large Cap Growth category was 12.59% over the same period.

Q How did the U.S. stock market perform during the six months ended May 31, 2009, and how did it affect the performance of the Fund?

A Coming on the heels of a disastrous 2008, U.S. equities staged a strong rebound during the past six months. The reporting period began on a down note in late 2008/early 2009 as concerns about sharply slowing global growth weighed heavily on the markets during December and the first two months of this year. At the market's nadir in early March of 2009, the Russell Index -- one of the Fund's benchmarks -- stood at 16.09% lower than it had been at the beginning of the period.

   After early March, however, the Russell Index soared upward by 26.63% through May 31, finishing the semiannual period with a gain of 12.29%. The most frequently cited cause of the rally has been the idea that the aggressive stimulus provided by the world's governments and central banks will lead to an economic recovery by year-end. However, we think the more influential factor may have been technical in nature: specifically, the combination of "short covering" and the effect of underinvested market participants chasing the rally. (Short covering occurs when investors who have sold a stock short in anticipation of a decline must close their position by buying the stock back. The process can cause heavily shorted stocks to rise dramatically in a very short time.) One outcome of this process was that the market's strongest performers in the rebound generally were lower-quality stocks, and those that generated the worst performance in 2008. Included in the latter group were many basic materials stocks that had been beaten down on fears of a possible global depression.


4    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

   The outperformance of these lower-quality and cyclical stocks was the primary factor causing the Fund to lag the Russell Index and the Lipper category average during the past six months. We view the Fund's underperformance as a short-term anomaly resulting from a highly unusual market environment. As always, we believe the key to longer-term outperformance is a focus on higher-quality companies with attractive valuations and good earnings visibility. Indeed, the Fund's 10-year average annual return of -0.89% (through May 31, 2009), while negative on an absolute basis, is well ahead of the -3.64% return of the Russell Index and the -1.71% return of the S&P 500 over the same 10-year period.

Q What were the specific sources of the Fund's underperformance during the six months ended May 31, 2009?

A The Fund's most significant underperformance occurred in the health care sector, where returns were hurt by an overweight in a lagging sector. Health care stocks generally are defensive and higher-quality in nature, meaning that they were not able to keep pace with the more aggressive areas of the market during the spring rally. That environment proved to be a negative for the Fund's holdings in stocks such as Abbott Labs and Celgene.

   Similarly, the Fund's holdings in the materials sector performed well, but not well enough to keep up with the outstanding returns of the more cyclical, commodity oriented names in the group. A prime example was Ecolab, a provider of sanitation services to businesses. We like the stock on the basis of its attractive valuation and stable, recurring revenues, but it lagged in the most recent six-month period due to its less-cyclical nature. We have been adding to the Fund's holdings in the materials sector when we have seen the opportunity to buy stocks that we believe have both economic sensitivity and a favorable risk/reward profile. One such stock is Praxair, which is a seller of industrial gases -- a business characterized by recurring revenue. Praxair has the type of earnings visibility we look for in a Fund holding. We already held the stock in the Fund, but we elected to add to the position on the basis of its attractive valuation.

   The consumer staples sector proved to be troublesome for the Fund in 2008, and it has remained so thus far in 2009. Again, the source of the Fund's underperformance was our focus on higher-quality blue-chip companies: most notably, Procter & Gamble (P&G) and PepsiCo. Due to its large weighting in the Fund (2.8% of assets as of May 31, 2009), P&G was the second-largest detractor from performance during the past six months. The stock fell by 18% as a result of rising competition from private label brands and the negative impact of a falling dollar on its overseas earnings.

   The financials sector also was a source of underperformance for the Fund during the six months ended May 31, 2009. While the Fund was able to avoid the worst of the sector's "blow-ups" in 2008, a position in Aflac hurt


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     5
   performance during the most recent six-month period. We elected to sell Aflac, a stock we had held in the Fund's portfolio for many years, following the emergence of concerns about its balance sheet early in the period. Such issues proved to be a prelude to the many debacles in the financials sector during 2008, and we chose the prudent course of action. Nevertheless, the ensuing stabilization in the financial markets in early 2009 meant that the Fund was unable to participate in Aflac's subsequent recovery.

Q In what areas did the Fund outperform during the six months ended May 31, 2009?

A Our approach to stock selection delivered the best results for the Fund in the consumer discretionary sector, where the leading performer was electronics retailer Best Buy. The consumer electronics sector in general has not been hit as hard by the recession as other areas of the market. Best Buy, in particular, was boosted by the failure of Circuit City, its main competitor. We maintained an underweight for the Fund in the consumer discretionary sector, based on the fact that there has not yet been any hard evidence of a recovery in consumer spending.

   The Fund's positioning in the industrials sector also added value during the period, particularly in the first three months (December through February). The top contributor to the Fund's performance in this group was Iron Mountain, the information storage company, whose shares were boosted by the steadily growing demand for data and document protection.

   As has been the case for six years now, the energy sector was again a source of strength for the Fund. The leading contributors to the Fund's performance in the energy space were the exploration and production companies Petrohawk Energy and Southwestern Energy, both of which have outperformed due to their strong exploration results and their outstanding properties in the Haynesville and Fayetteville shale territories.

   In the technology sector, strong stock selection more than made up for the fact that the Fund was underweight in an outperforming group. The Fund's winners in technology included Qualcomm, software companies Adobe and SAP, communications equipment maker Amphenol, and fast-growing market leaders Apple and Google. We have continued to find opportunities in technology, where many stocks offer the combination of both visible earnings growth and compelling valuations. Furthermore, we believe the sector is a better play on a possible recovery in global growth than pure cyclicals. In fact, the Fund currently is positioned the closest to market weight in the technology sector since 1998.


6    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Q  What is your outlook for the U.S. equity market?

A Our broader view is constructive regarding the long-term risk/reward trade-off in quality growth stocks, but we remain cautious in the short term. Consumer spending makes up 70% of the U.S. economy, and the combination of reduced credit access, low confidence, and an increased savings rate indicates that any recovery in this area likely will be modest at best. At the same time, corporate spending remains tame. The result, in our view, will be a long period in which the economy grows at a much slower rate than that to which we have become accustomed over the past two decades. With this as the backdrop, we think the broader market is fairly valued at its current price-to-earnings ratio (P/E) of about 15.5x. We therefore see the current environment as a "stock picker's" market, where higher-quality stocks with more sustained growth may eventually see those traits rewarded with outperformance. We believe this environment ultimately will work to the benefit of the Fund once the rally in lower-quality stocks inevitably runs its course.


Please refer to the Schedule of Investments on pages 17-22 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     7

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       82.4%
Temporary Cash Investments                               15.8%
Depositary Receipts for International Stocks              1.8%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Information Technology                                   32.7%
Health Care                                              19.7%
Energy                                                   11.4%
Industrials                                              10.3%
Consumer Discretionary                                    7.9%
Consumer Staples                                          7.3%
Financials                                                5.5%
Materials                                                 5.2%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Qualcomm, Inc.                                                4.33%
 2.   XTO Energy, Inc.                                              3.69
 3.   Google, Inc.                                                  3.61
 4.   IBM Corp.                                                     3.22
 5.   Cisco Systems, Inc.                                           3.20
 6.   Procter & Gamble Co.                                          3.09
 7.   Apple, Inc.                                                   2.99
 8.   Abbott Laboratories, Ltd.                                     2.67
 9.   Express Scripts, Inc.                                         2.62
10.   Staples, Inc.                                                 2.59

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Prices and Distributions | 5/31/09


Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class            5/31/09                  11/30/08
--------------------------------------------------------------------------------
       A               $ 9.29                   $ 8.40
--------------------------------------------------------------------------------
       B               $ 8.88                   $ 8.03
--------------------------------------------------------------------------------
       C               $ 8.93                   $ 8.08
--------------------------------------------------------------------------------
       R               $ 9.06                   $ 8.17
--------------------------------------------------------------------------------
       Y               $ 9.41                   $ 8.50
--------------------------------------------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.0327               $--               $--
--------------------------------------------------------------------------------
       B            $    --                $--               $--
--------------------------------------------------------------------------------
       C            $    --                $--               $--
--------------------------------------------------------------------------------
       R            $    --                $--               $--
--------------------------------------------------------------------------------
       Y            $ 0.0362               $--               $--
--------------------------------------------------------------------------------


Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. The Standard & Poor's 500 Index is a broad measure of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09                                      Class A Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                      Net Asset       Public Offering
Period                                Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                               -0.89%          -1.48%
5 Years                                -2.74           -3.89
1 Year                                -27.43          -31.61
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        1.37%           1.20%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer
                Oak Ridge
                Large Cap         Russell 1000      S&P 500
               Growth Fund        Growth Index        Index
5/99              9,425            10,000            10,000
5/01             10,599             8,786             9,882
5/03              8,466             6,407             7,828
5/05             10,507             7,813            10,024
5/07             12,576             9,983            13,369
5/09              8,619             6,905             8,414


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004, is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


10    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class B Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                               -1.70%          -1.70%
5 Years                                -3.63           -3.63
1 Year                                -28.06          -30.92
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                        2.32%           2.10%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer
                Oak Ridge
                Large Cap         Russell 1000      S&P 500
               Growth Fund        Growth Index        Index
5/99             10,000            10,000            10,000
5/01             11,080             8,786             9,882
5/03              8,718             6,407             7,828
5/05             10,650             7,813            10,024
5/07             12,525             9,983            13,369
5/09              8,423             6,905             8,414


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004, is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     11

Performance Update | 5/31/09                                      Class C Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                               -1.65%          -1.65%
5 Years                                -3.52           -3.52
1 Year                                -28.06          -28.06
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                        2.07%           2.07%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer
                Oak Ridge
                Large Cap         Russell 1000      S&P 500
               Growth Fund        Growth Index        Index
5/99             10,000            10,000            10,000
5/01             11,080             8,786             9,882
5/03              8,718             6,407             7,828
5/05             10,658             7,813            10,024
5/07             12,568             9,983            13,369
5/09              8,467             6,905             8,414


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004, is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


12    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class R Shares



Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                               -1.40%          -1.40%
5 Years                                -3.10           -3.10
1 Year                                -27.65          -27.65
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                        1.80%           1.45%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer
                Oak Ridge
                Large Cap         Russell 1000      S&P 500
               Growth Fund        Growth Index        Index
5/99             10,000            10,000            10,000
5/01             11,135             8,786             9,882
5/03              8,805             6,407             7,828
5/05             10,699             7,813            10,024
5/07             12,755             9,983            13,369
5/09              8,690             6,905             8,414


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on February 17, 2004, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after February 17, 2004, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004, is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     13

Performance Update | 5/31/09                                      Class Y Shares


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                               -0.73%          -0.73%
5 Years                                -2.43           -2.43
1 Year                                -27.20          -27.20
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                        0.90%           0.90%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer
                Oak Ridge
                Large Cap         Russell 1000      S&P 500
               Growth Fund        Growth Index        Index
5/99             10,000            10,000            10,000
5/01             11,247             8,786             9,882
5/03              8,983             6,407             7,828
5/05             11,174             7,813            10,024
5/07             13,481             9,983            13,369
5/09              9,295             6,905             8,414


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares on August 11, 2004 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on August 11, 2004, would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004, is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


14    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.



Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from December 1, 2008 through May 31, 2009.


----------------------------------------------------------------------------------------------------------
Actual
Share Class                  A                B                C                R                 Y
----------------------------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 12/1/08
----------------------------------------------------------------------------------------------------------
Ending Account          $ 1,110.40       $ 1,105.90       $ 1,105.20       $ 1,108.90       $ 1,112.00
Value on 5/31/09
----------------------------------------------------------------------------------------------------------
Expenses Paid           $     6.26       $    10.92       $    10.92       $     7.52       $     5.00
During Period*
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 2.08%, 2.08%, 1.43%, and 0.95% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.


----------------------------------------------------------------------------------------------------------
Hypothetical
Share Class                  A                B                C                R                 Y
----------------------------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 12/1/08
----------------------------------------------------------------------------------------------------------
Ending Account          $ 1,019.00       $ 1,014.56       $ 1,014.56       $ 1.017.80       $ 1,020.19
Value on 5/31/09
----------------------------------------------------------------------------------------------------------
Expenses Paid           $     5.99       $    10.45       $    10.45       $     7.19       $     4.78
During Period*
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 2.08%, 2.08%, 1.43%, and 0.95% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Schedule of Investments | 5/31/09 (unaudited)


------------------------------------------------------------------------
 Shares                                                       Value
------------------------------------------------------------------------
            COMMON STOCKS -- 93.3%
            ENERGY -- 10.6%
            Oil & Gas Drilling -- 1.6%
 36,950     Transocean, Ltd.*                               $  2,936,786
------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 2.3%
 74,130     Schlumberger, Ltd.                              $  4,242,460
------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 6.7%
 90,980     Petrohawk Energy Corp.*                         $  2,292,696
 82,895     Southwestern Energy Co.*                           3,603,446
146,803     XTO Energy, Inc.                                   6,278,764
                                                            ------------
                                                            $ 12,174,906
                                                            ------------
            Total Energy                                    $ 19,354,152
------------------------------------------------------------------------
            MATERIALS -- 4.8%
            Fertilizers & Agricultural Chemicals -- 0.9%
 20,000     Monsanto Co.                                    $  1,643,000
------------------------------------------------------------------------
            Industrial Gases -- 2.0%
 51,220     Praxair, Inc.                                   $  3,749,304
------------------------------------------------------------------------
            Specialty Chemicals -- 1.9%
 91,535     Ecolab, Inc.                                    $  3,418,832
                                                            ------------
            Total Materials                                 $  8,811,136
------------------------------------------------------------------------
            CAPITAL GOODS -- 8.2%
            Aerospace & Defense -- 6.0%
 34,260     Precision Castparts Corp.                       $  2,828,848
 98,720     Raytheon Co.                                       4,407,848
 69,865     United Technologies Corp.                          3,675,598
                                                            ------------
                                                            $ 10,912,294
------------------------------------------------------------------------
            Industrial Machinery -- 2.2%
 68,065     Danaher Corp. (b)                               $  4,107,723
                                                            ------------
            Total Capital Goods                             $ 15,020,017
------------------------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES -- 1.4%
            Diversified Support Services -- 1.4%
 92,317     Iron Mountain, Inc.*(b)                         $  2,515,638
                                                            ------------
            Total Commercial Services & Supplies            $  2,515,638
------------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 1.4%
            Auto Parts & Equipment -- 1.4%
130,740     Johnson Controls, Inc.                          $  2,605,648
                                                            ------------
            Total Automobiles & Components                  $  2,605,648
------------------------------------------------------------------------
            RETAILING -- 6.0%
            Computer & Electronics Retail -- 1.7%
 89,290     Best Buy Co., Inc. (b)                          $  3,134,079
------------------------------------------------------------------------
            General Merchandise Stores -- 1.9%
 85,810     Target Corp.                                    $  3,372,333
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     17

---------------------------------------------------------------------
 Shares                                                    Value
---------------------------------------------------------------------
             Specialty Stores -- 2.4%
215,877      Staples, Inc. (b)                           $  4,414,685
                                                         ------------
             Total Retailing                             $ 10,921,097
---------------------------------------------------------------------
             FOOD & DRUG RETAILING -- 1.5%
             Food Retail -- 1.5%
120,620      Kroger Co.                                  $  2,750,136
                                                         ------------
             Total Food & Drug Retailing                 $  2,750,136
---------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 2.4%
             Soft Drinks -- 2.4%
 84,803      PepsiCo, Inc.                               $  4,413,996
                                                         ------------
             Total Food, Beverage & Tobacco              $  4,413,996
---------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
             Household Products -- 2.9%
101,088      Procter & Gamble Co.*                       $  5,250,511
                                                         ------------
             Total Household & Personal Products         $  5,250,511
---------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 8.1%
             Health Care Distributors -- 2.0%
 81,645      Henry Schein, Inc.*                         $  3,718,113
---------------------------------------------------------------------
             Health Care Equipment -- 3.6%
 55,260      Becton, Dickinson & Co.                     $  3,739,997
 73,125      Stryker Corp.                                  2,810,925
                                                         ------------
                                                         $  6,550,922
---------------------------------------------------------------------
             Health Care Services -- 2.5%
 69,635      Express Scripts, Inc.*                      $  4,460,122
                                                         ------------
             Total Health Care Equipment & Services      $ 14,729,157
---------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 10.3%
             Biotechnology -- 3.8%
 70,315      Celgene Corp.*(b)                           $  2,970,106
 93,445      Gilead Sciences, Inc.*(b)                      4,027,480
                                                         ------------
                                                         $  6,997,586
---------------------------------------------------------------------
             Life Sciences Tools & Services -- 2.2%
100,750      Thermo Fisher Scientific, Inc.*             $  3,920,183
---------------------------------------------------------------------
             Pharmaceuticals -- 4.3%
100,865      Abbott Laboratories, Ltd.                   $  4,544,976
 73,905      Allergan, Inc.                                 3,261,428
                                                         ------------
                                                         $  7,806,404
                                                         ------------
             Total Pharmaceuticals & Biotechnology       $ 18,724,173
---------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 5.2%
             Asset Management & Custody Banks -- 0.9%
105,595      Invesco, Ltd.                               $  1,652,562
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

--------------------------------------------------------------------------
 Shares                                                         Value
--------------------------------------------------------------------------
             Investment Banking & Brokerage -- 1.4%
147,920      Charles Schwab Corp. (b)                         $  2,603,392
--------------------------------------------------------------------------
             Specialized Finance -- 2.9%
  5,055      CME Group, Inc. (b)                              $  1,625,890
 32,790      IntercontinentalExchange, Inc.*                     3,534,434
                                                              ------------
                                                              $  5,160,324
                                                              ------------
             Total Diversified Financials                     $  9,416,278
--------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 10.9%
             Application Software -- 3.9%
123,095      Adobe Systems, Inc.*                             $  3,468,817
 84,910      Sap AG (A.D.R.) (b)                                 3,680,849
                                                              ------------
                                                              $  7,149,666
--------------------------------------------------------------------------
             Data Processing & Outsourced Services -- 1.5%
 39,760      Visa, Inc. (b)                                   $  2,692,150
--------------------------------------------------------------------------
             Internet Software & Services -- 3.4%
 14,710      Google, Inc.*                                    $  6,137,452
--------------------------------------------------------------------------
             Systems Software -- 2.1%
188,020      Microsoft Corp.                                  $  3,927,738
                                                              ------------
             Total Software & Services                        $ 19,907,006
--------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 15.9%
             Communications Equipment -- 7.0%
294,270      Cisco Systems, Inc.*                             $  5,443,995
169,025      Qualcomm, Inc. (b)                                  7,367,800
                                                              ------------
                                                              $ 12,811,795
--------------------------------------------------------------------------
             Computer Hardware -- 7.8%
 37,400      Apple, Inc.*                                     $  5,079,293
108,720      Hewlett-Packard Co.                                 3,734,532
 51,515      IBM Corp.*                                          5,475,014
                                                              ------------
                                                              $ 14,288,839
--------------------------------------------------------------------------
             Electronic Components -- 1.1%
 57,165      Amphenol Corp.                                   $  1,908,739
                                                              ------------
             Total Technology Hardware & Equipment            $ 29,009,373
--------------------------------------------------------------------------
             SEMICONDUCTORS -- 3.7%
             Semiconductors -- 3.7%
221,825      Intel Corp.                                      $  3,487,089
166,575      Texas Instruments, Inc.                             3,231,555
                                                              ------------
                                                              $  6,718,644
                                                              ------------
             Total Semiconductors                             $  6,718,644
--------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $180,110,726)                              $170,146,962
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     19

-------------------------------------------------------------------------------------------------
Principal
Amount                                                                                 Value
-------------------------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 17.4%
                 REPURCHASE AGREEMENTS -- 7.6%
$ 2,790,000      Bank of America, 0.18%, dated 5/29/09, repurchase price of
                 $2,790,000 plus accrued interest on 6/1/09 collateralized by
                 $2,845,800 Freddie Mac Giant, 4.0%, 5/1/39                          $  2,790,000
  2,790,000      Barclays Plc, 0.17%, dated 5/29/09, repurchase price of
                 $2,790,000 plus accrued interest on 6/1/09 collateralized by the following:
                   $723,114 Government National Mortgage Association II, 5.5%,
                     6/20/33
                   $414,031 Federal National Mortgage Association, 5.5%,
                     9/1/36
                   $733,164 Federal Home Loan Mortgage Corp., 5.568%,
                     10/1/38
                   $243,774 Freddie Mac Giant, 5.0%, 6/1/23
                   $731,716 Government National Mortgage Association, 4.0%,
                     3/15/39                                                            2,790,000
  2,790,000      BNP Paribas, 0.19%, dated 5/29/09, repurchase price of
                 $2,790,000 plus accrued interest on 6/1/09 collateralized by the following:
                   $21,021 Freddie Mac Giant, 5.5%, 8/1/35
                   $14,727 Federal Home Loan Mortgage Corp., 5.705%, 4/1/37
                   $15,715 Federal National Mortgage Association (ARM), 4.96%,
                     5/1/19
                   $2,710,441 Federal National Mortgage Association, 4.0-8.5%,
                     2/1/19-5/1/49
                   $105,494 Government National Mortgage Association,
                     5.0-6.5%, 7/20/37-5/15/39                                          2,790,000
  2,790,000      Deutsche Bank, 0.18%, dated 5/29/09, repurchase price of
                 $2,790,000 plus accrued interest on 6/1/09 collateralized by the following:
                   $1,130,137 Federal National Mortgage Association (ARM),
                     4.175-6.064%, 3/1/35-6/1/47
                   $820,005 Federal Home Loan Mortgage Corp., 4.881-6.206%,
                     4/1/35-7/1/37
                   $839,125 Freddie Mac Giant, 5.0-7.0%, 8/1/34-5/1/39
                   $56,534 Government National Mortgage Association, 7.0%,
                     12/15/38                                                           2,790,000
  2,790,000      JPMorgan, 0.18%, dated 5/29/09, repurchase price of
                 $2,790,000 plus accrued interest on 6/1/09 collateralized by
                 $2,835,104 Federal National Mortgage Association, 5.0%,
                 10/1/23                                                                2,790,000
                                                                                     ------------
                                                                                     $ 13,950,000
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

---------------------------------------------------------------------------------
Principal
Amount                                                                 Value
---------------------------------------------------------------------------------
                 SECURITIES LENDING COLLATERAL -- 9.8% (c)
                 Certificates of Deposit:
$433,757         Abbey National Plc, 1.27%, 8/13/09                  $    433,757
 693,979         Bank of Scotland NY, 1.24%, 6/5/09                       693,979
 780,763         DnB NOR Bank ASA NY, 1.5%, 6/8/09                        780,763
 650,636         Royal Bank of Canada NY, 1.19%, 8/7/09                   650,636
 780,763         Svenska Bank NY, 1.48%, 7/8/09                           780,763
 867,514         CBA, 1.35%, 7/16/09                                      867,514
 867,514         Societe Generale, 1.75%, 9/4/09                          867,514
 867,514         U.S. Bank NA, 0.76%, 8/24/09                             867,514
                                                                     ------------
                                                                     $  5,942,440
---------------------------------------------------------------------------------
                 Commercial Paper:
 867,514         Monumental Global Funding, Ltd., 1.28%, 8/17/09     $    867,514
 433,757         CME Group, Inc., 1.21%, 8/6/09                           433,757
 851,899         American Honda Finance Corp., 1.27%, 7/14/09             851,899
 867,514         HSBC Bank, Inc., 1.31%, 8/14/09                          867,514
 216,879         IBM, 0.88%, 9/25/09                                      216,879
 780,763         MetLife Global Funding, 1.71%, 6/12/09                   780,763
 780,763         New York Life Global, 1.37%, 9/4/09                      780,763
 737,387         Westpac Banking Corp., 0.95%, 6/1/09                     737,387
                                                                     ------------
                                                                     $  5,536,476
---------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
3,036,300        Deutsche Bank, 0.17%, 6/1/09                        $  3,036,300
2,483,121        Barclays Capital Markets, 0.16%, 6/1/09                2,483,121
                                                                     ------------
                                                                     $  5,519,420
---------------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------------
                 Money Market Mutual Fund:
 867,514         JPMorgan U.S. Government Money Market Fund          $    867,514
                                                                     ------------
                                                                     $ 17,865,850
---------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $31,815,850)                                  $ 31,815,850
---------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 110.7%
                 (Cost $211,926,576) (a)                             $201,962,812
---------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (10.7)%             $(19,538,682)
---------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                          $182,424,130
=================================================================================


(A.D.R.)   American Depositary Receipt
*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     21

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $212,746,439 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                               $   19,752,854
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                  (30,536,481)
                                                                                     --------------
       Net unrealized loss                                                           $  (10,783,627)
                                                                                     ==============

(b)        At May 31, 2009, the following securities were out on loan:


--------------------------------------------------------
    Shares         Description                 Value
--------------------------------------------------------
      88,300     Best Buy Co., Inc.          $ 3,099,330
       2,800     Celgene Corp. *                 118,272
       1,400     CME Group, Inc.                 450,296
       4,000     Danaher Corp.                   241,400
      56,700     Gilead Sciences, Inc. *       2,443,770
       5,900     Iron Mountain, Inc. *           160,775
      75,000     Qualcomm, Inc.                3,269,250
      76,400     Sap AG (A.D.R.)               3,311,940
      79,000     Charles Schwab Corp.          1,390,400
     108,800     Staples, Inc.                 2,224,960
      15,400     Visa, Inc.                    1,042,734
--------------------------------------------------------
                 Total                       $17,753,127
========================================================

(c)        Securities lending collateral is managed by Credit Suisse, New York
           Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $16,376,520 and $79,210,966, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:



-----------------------------------------------------------------
                                                    Investments
 Valuation Inputs                                   in Securities
-----------------------------------------------------------------
 Level 1 -- Quoted Prices                           $ 171,014,476
 Level 2 -- Other Significant Observable Inputs        30,948,336
 Level 3 -- Significant Unobservable Inputs                    --
-----------------------------------------------------------------
 Total                                              $ 201,962,812
=================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Statement of Assets and Liabilities | 5/31/09 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $17,753,127)
   (cost $211,926,576)                                                     $201,962,812
  Cash                                                                          773,030
  Receivables --
   Investment securities sold                                                 3,294,746
   Fund shares sold                                                             191,058
   Dividends, interest and foreign taxes withheld                               182,417
  Other                                                                          47,027
---------------------------------------------------------------------------------------
     Total assets                                                          $206,451,090
=======================================================================================
LIABILITIES:
  Payables --
   Investment securities purchased                                         $  2,586,049
   Fund shares repurchased                                                    3,391,787
   Upon return of securities loaned                                          17,865,850
  Due to affiliates                                                             113,614
  Accrued expenses                                                               69,660
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 24,026,960
=======================================================================================
NET ASSETS:
  Paid-in capital                                                          $333,210,628
  Undistributed net investment income                                           378,056
  Accumulated net realized loss on investments                             (141,200,790)
  Net unrealized loss on investments                                         (9,963,764)
---------------------------------------------------------------------------------------
     Total net assets                                                      $182,424,130
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $79,651,786/8,570,571 shares)                          $       9.29
  Class B (based on $11,516,160/1,296,599 shares)                          $       8.88
  Class C (based on $26,478,128/2,964,205 shares)                          $       8.93
  Class R (based on $1,754,399/193,587 shares)                             $       9.06
  Class Y (based on $63,023,657/6,700,573 shares)                          $       9.41
MAXIMUM OFFERING PRICE:
  Class A ($9.29 [divided by] 94.25%)                                      $       9.86
=======================================================================================

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     23

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8,996)       $1,357,310
  Interest                                                     203,137
  Income from securities loaned, net                            98,647
-------------------------------------------------------------------------------------------
     Total investment income                                                  $   1,659,094
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $  769,015
  Transfer agent fees and expenses
   Class A                                                     124,828
   Class B                                                      33,089
   Class C                                                      34,570
   Class R                                                         771
   Class Y                                                       3,119
  Distribution fees
   Class A                                                      98,264
   Class B                                                      55,987
   Class C                                                     131,081
   Class R                                                       2,883
  Shareholder communications expense                            48,177
  Administrative reimbursements                                 65,740
  Custodian fees                                                17,136
  Registration fees                                             32,390
  Professional fees                                             25,075
  Printing expense                                              29,047
  Fees and expenses of nonaffiliated trustees                    6,079
  Miscellaneous                                                 19,193
-------------------------------------------------------------------------------------------
     Total expenses                                                           $   1,496,444
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                 (215,802)
     Less fees paid indirectly                                                         (257)
-------------------------------------------------------------------------------------------
     Net expenses                                                             $   1,280,385
-------------------------------------------------------------------------------------------
       Net investment income                                                  $     378,709
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                            $ (17,885,012)
-------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                $  36,104,855
-------------------------------------------------------------------------------------------
  Net gain on investments                                                     $  18,219,843
===========================================================================================
  Net increase in net assets resulting from operations                        $  18,598,552
===========================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively



-------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           5/31/09            Year Ended
                                                           (unaudited)        11/30/08
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $    378,709       $     780,054
Net realized loss on investments                            (17,885,012)        (85,120,540)
Change in net unrealized gain (loss) on investments          36,104,855        (185,305,066)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 18,598,552       $(269,645,552)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.03 and $0.00 per share, respectively)       $   (337,275)      $          --
   Class Y ($0.04 and $0.05 per share, respectively)           (440,688)         (1,477,602)
Net realized gain:
   Class A ($0.00 and $0.04 per share, respectively)                 --            (391,358)
   Class B ($0.00 and $0.04 per share, respectively)                 --             (56,779)
   Class C ($0.00 and $0.04 per share, respectively)                 --            (133,155)
   Class R ($0.00 and $0.04 per share, respectively)                 --              (4,516)
   Class Y ($0.00 and $0.04 per share, respectively)                 --            (458,104)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $   (777,963)      $  (2,521,514)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 16,911,691       $ 127,735,111
Reinvestment of distributions                                   411,087           1,632,495
Cost of shares repurchased                                  (89,097,046)       (417,740,526)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                               $(71,774,268)      $(288,372,920)
-------------------------------------------------------------------------------------------
   Net decrease in net assets                              $(53,953,679)      $(560,539,986)
NET ASSETS:
Beginning of period                                         236,377,809         796,917,795
-------------------------------------------------------------------------------------------
End of period                                              $182,424,130       $ 236,377,809
-------------------------------------------------------------------------------------------
Undistributed net investment income                        $    378,056       $     777,310
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     25

------------------------------------------------------------------------------------------------------
                                   '09 Shares        '09 Amount         '08 Shares        '08 Amount
                                  (unaudited)       (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,300,639     $ 10,719,471         2,603,132       $  31,268,958
Reinvestment of distributions            28,929          233,457            32,902             275,570
Less shares repurchased              (3,311,852)     (27,468,019)       (9,528,989)       (113,245,196)
------------------------------------------------------------------------------------------------------
   Net decrease                      (1,982,284)    $(16,515,091)       (6,892,955)      $ (81,700,668)
======================================================================================================
Class B
Shares sold                             106,546     $    849,359           205,141       $   2,333,139
Reinvestment of distributions                61               --             6,224              50,921
Less shares repurchased                (347,520)      (2,735,530)         (837,260)         (9,346,851)
------------------------------------------------------------------------------------------------------
   Net decrease                        (240,913)    $ (1,886,171)         (625,895)      $  (6,962,791)
======================================================================================================
Class C
Shares sold                             209,908     $  1,664,864           459,762       $   5,308,576
Reinvestment of distributions                13               --            11,493              92,755
Less shares repurchased                (855,451)      (6,748,386)       (2,173,545)        (24,776,148)
------------------------------------------------------------------------------------------------------
   Net decrease                        (645,530)    $ (5,083,522)       (1,702,290)      $ (19,374,817)
======================================================================================================
Class R
Shares sold                             145,670     $  1,194,896            59,268       $     603,683
Reinvestment of distributions                --               --               555               4,516
Less shares repurchased                 (74,737)        (606,448)         (105,863)         (1,214,599)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)               70,933     $    588,448           (46,040)      $    (606,400)
======================================================================================================
Class Y
Shares sold                             299,548     $  2,483,101         7,173,301       $  88,220,775
Reinvestment of distributions            21,794          177,630            98,050           1,208,733
Less shares repurchased              (6,000,988)     (51,538,663)      (27,425,931)       (269,157,732)
------------------------------------------------------------------------------------------------------
   Net decrease                      (5,679,646)    $(48,877,932)      (20,154,580)      $(179,728,224)
======================================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Financial Highlights


-----------------------------------------------------------------------------------------------------------------------
                                                                              Six Months
                                                                              Ended
                                                                              5/31/09       Year Ended    Year Ended
                                                                              (unaudited)   11/30/08      11/30/07
-----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                          $   8.40      $  13.80      $  13.69
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $   0.02      $   0.02      $   0.01
 Net realized and unrealized (loss) on investments                                0.90         (5.38)         1.10
-----------------------------------------------------------------------------------------------------------------------
  Net (decrease) from investment operations                                   $   0.92      $  (5.36)     $   1.11
Distributions to shareowners:
 Net investment income                                                           (0.03)           --            --
 Net realized gain                                                                  --         (0.04)        (1.00)
-----------------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                               $   0.89      $  (5.40)     $   0.11
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $   9.29      $   8.40      $  13.80
=======================================================================================================================
Total return*                                                                    11.04%       (38.86)%        8.35%
Ratio of net expenses to average net assets+                                      1.19%**       1.20%         1.22%
Ratio of net investment income (loss) to average net assets+                      0.43%**       0.05%         0.02%
Portfolio turnover rate                                                             21%**         31%           43%
Net assets, end of period (in thousands)                                      $ 79,652      $ 88,678      $240,676
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     1.57%**       1.37%         1.29%
 Net investment income (loss)                                                     0.04%**      (0.12)%       (0.05)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     1.19%**       1.20%         1.20%
 Net investment income (loss)                                                     0.43%**       0.05%         0.04%
=======================================================================================================================



-----------------------------------------------------------------------------------------------------------------------
                                                                              Year Ended    Year Ended    Year Ended
                                                                              11/30/06      11/30/05      11/30/04 (a)
-----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                          $  13.42      $  12.51      $  11.18
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $  (0.01)     $  (0.01)     $ (0.01)
 Net realized and unrealized (loss) on investments                                0.35          1.32          1.34
-----------------------------------------------------------------------------------------------------------------------
  Net (decrease) from investment operations                                   $   0.34      $   1.31      $   1.33
Distributions to shareowners:
 Net investment income                                                              --         (0.01)           --
 Net realized gain                                                               (0.07)        (0.39)           --
-----------------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                               $   0.27      $   0.91      $   1.33
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $  13.69      $  13.42      $  12.51
=======================================================================================================================
Total return*                                                                     2.52%        10.51%        11.90%
Ratio of net expenses to average net assets+                                      1.20%         1.30%         1.57%
Ratio of net investment income (loss) to average net assets+                     (0.04)%       (0.28)%       (0.11)%
Portfolio turnover rate                                                             41%          140%           29%
Net assets, end of period (in thousands)                                      $262,081      $263,117      $ 37,193
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     1.27%         1.30%         2.42%
 Net investment income (loss)                                                    (0.11)%       (0.28)%       (0.97)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     1.20%         1.30%         1.57%
 Net investment income (loss)                                                    (0.04)%       (0.28)%       (0.11)%
=======================================================================================================================

(a) Effective February 13, 2004, Pioneer became the adviser of the Fund and simultaneously Oak Ridge LLC became the sub-adviser.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     27

-----------------------------------------------------------------------------------------------------------------------
                                                                              Six Months
                                                                              Ended
                                                                              5/31/09       Year Ended    Year Ended
                                                                              (unaudited)   11/30/08      11/30/07
-----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                          $  8.03       $ 13.31       $ 13.37
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.02)      $ (0.11)      $ (0.12)
 Net realized and unrealized gain (loss) on investments                          0.87         (5.13)         1.06
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $  0.85       $ (5.24)      $  0.94
Distributions to shareowners:
 Net realized gain                                                                 --         (0.04)        (1.00)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $  0.85       $ (5.28)      $ (0.06)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $  8.88       $  8.03       $ 13.31
=======================================================================================================================
Total return*                                                                   10.59%       (39.39)%        7.27%
Ratio of net expenses to average net assets+                                     2.08%**       2.11%         2.13%
Ratio of net investment loss to average net assets+                             (0.47)%**     (0.86)%       (0.88)%
Portfolio turnover rate                                                            21%**         31%           43%
Net assets, end of period (in thousands)                                      $11,516       $12,351       $28,799
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    2.63%**       2.32%         2.26%
 Net investment loss                                                            (1.02)%**     (1.07)%       (1.01)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    2.08%**       2.10%         2.10%
 Net investment loss                                                            (0.47)%**     (0.85)%       (0.85)%
=======================================================================================================================



-----------------------------------------------------------------------------------------------------------------------
                                                                                                          2/17/04 (a)
                                                                              Year Ended    Year Ended    to
                                                                              11/30/06      11/30/05      11/30/04
-----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                          $ 13.22       $ 12.44       $ 11.86
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.14)      $ (0.06)      $ (0.02)
 Net realized and unrealized gain (loss) on investments                          0.36          1.23          0.60
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $  0.22       $  1.17       $  0.58
Distributions to shareowners:
 Net realized gain                                                              (0.07)        (0.39)           --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $  0.15       $  0.78       $  0.58
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 13.37       $ 13.22       $ 12.44
=======================================================================================================================
Total return*                                                                    1.65%         9.41%         4.89%***
Ratio of net expenses to average net assets+                                     2.11%         2.15%         2.53%**
Ratio of net investment loss to average net assets+                             (0.95)%       (1.13)%       (0.72)%**
Portfolio turnover rate                                                            41%          140%          29%
Net assets, end of period (in thousands)                                      $34,354       $41,685       $ 4,161
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    2.28%         2.26%         2.94%**
 Net investment loss                                                            (1.12)%       (1.24)%       (1.13)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    2.10%         2.14%         2.52%**
 Net investment loss                                                            (0.94)%       (1.12)%       (0.72)%**
=======================================================================================================================

(a)  Class B shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

-----------------------------------------------------------------------------------------------------------------------
                                                                              Six Months
                                                                              Ended
                                                                              5/31/09       Year Ended    Year Ended
                                                                              (unaudited)   11/30/08      11/30/07
-----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                          $  8.08       $ 13.38       $ 13.42
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.01)      $ (0.10)      $ (0.10)
 Net realized and unrealized gain (loss) on investments                          0.86         (5.16)         1.06
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $  0.85       $ (5.26)      $  0.96
Distributions to shareowners:
 Net realized gain                                                                 --         (0.04)        (1.00)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $  0.85       $ (5.30)      $ (0.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $  8.93       $  8.08       $ 13.38
=======================================================================================================================
Total return*                                                                   10.52%       (39.33)%        7.39%
Ratio of net expenses to average net assets+                                     2.08%**       2.07%         2.00%
Ratio of net investment loss to average net assets+                             (0.47)%**     (0.82)%       (0.75)%
Portfolio turnover rate                                                           21%**          31%           43%
Net assets, end of period (in thousands)                                      $26,478       $29,164       $71,087
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    2.31%**       2.07%         2.00%
 Net investment loss                                                            (0.70)%**     (0.82)%       (0.75)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    2.08%**       2.07%         1.99%
 Net investment loss                                                            (0.47)%**     (0.82)%       (0.74)%
=======================================================================================================================



-----------------------------------------------------------------------------------------------------------------------
                                                                                                          2/17/04 (a)
                                                                              Year Ended    Year Ended    to
                                                                              11/30/06      11/30/05      11/30/04
-----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                          $ 13.25       $ 12.45       $ 11.86
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.11)      $ (0.09)      $ (0.01)
 Net realized and unrealized gain (loss) on investments                          0.35          1.28          0.60
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $  0.24       $  1.19       $  0.59
Distributions to shareowners:
 Net realized gain                                                              (0.07)        (0.39)           --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $  0.17       $  0.80       $  0.59
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 13.42       $ 13.25       $ 12.45
=======================================================================================================================
Total return*                                                                    1.80%         9.57%         4.97%***
Ratio of net expenses to average net assets+                                     2.00%         2.09%         2.39%**
Ratio of net investment loss to average net assets+                             (0.83)%       (1.08)%       (0.40)%**
Portfolio turnover rate                                                            41%          140%           29%
Net assets, end of period (in thousands)                                      $77,206       $70,096       $14,601
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    2.00%         2.09%         2.71%**
 Net investment loss                                                            (0.83)%       (1.08)%       (0.72)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    2.00%         2.09%          2.38%**
 Net investment loss                                                            (0.83)%       (1.08)%        (0.40)%**
=======================================================================================================================

(a)  Class C shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     29

-----------------------------------------------------------------------------------------------------------------------
                                                                              Six Months
                                                                              Ended
                                                                              5/31/09       Year Ended    Year Ended
                                                                              (unaudited)   11/30/08      11/30/07
-----------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                          $ 8.17        $13.46        $13.41
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $ 0.01        $(0.03)       $(0.03)
 Net realized and unrealized gain (loss) on investments                         0.88         (5.22)         1.08
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $ 0.89        $(5.25)       $ 1.05
Distributions to shareowners:
 Net realized gain                                                                --         (0.04)        (1.00)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $ 0.89        $(5.29)       $ 0.05
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 9.06        $ 8.17        $13.46
=======================================================================================================================
Total return*                                                                  10.89%       (39.03)%        8.07%
Ratio of net expenses to average net assets+                                    1.43%**       1.45%         1.46%
Ratio of net investment income (loss) to average net assets+                    0.19%**      (0.20)%       (0.21)%
Portfolio turnover rate                                                           21%**         31%           43%
Net assets, end of period (in thousands)                                      $1,754        $1,002        $2,270
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.77%**       1.80%         1.56%
 Net investment loss                                                           (0.16)%**     (0.54)%       (0.31)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.43%**       1.45%         1.46%
 Net investment income (loss)                                                   0.19%**      (0.20)%       (0.21)%
=======================================================================================================================



-----------------------------------------------------------------------------------------------------------------------
                                                                                                          2/17/04 (a)
                                                                              Year Ended    Year Ended    to
                                                                              11/30/06      11/30/05      11/30/04
-----------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                          $13.17        $12.32        $11.86
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                 $(0.03)       $(0.04)       $(0.01)
 Net realized and unrealized gain (loss) on investments                         0.34          1.28          0.47
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                          $ 0.31        $ 1.24        $ 0.46
Distributions to shareowners:
 Net realized gain                                                             (0.07)        (0.39)           --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                    $ 0.24        $ 0.85        $ 0.46
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $13.41        $13.17        $12.32
=======================================================================================================================
Total return*                                                                   2.34%        10.08%         3.88%***
Ratio of net expenses to average net assets+                                    1.45%         1.55%         1.78%**
Ratio of net investment income (loss) to average net assets+                   (0.27)%       (0.51)%       (0.15)%**
Portfolio turnover rate                                                           41%          140%           29%
Net assets, end of period (in thousands)                                      $ 1,920       $  951        $  153
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.61%         1.66%         2.06%**
 Net investment loss                                                           (0.43)%       (0.62)%       (0.43)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.45%         1.55%         1.78%**
 Net investment income (loss)                                                  (0.27)%       (0.51)%       (0.15)%**
=======================================================================================================================

(a)  Class R shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

----------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/09       Year Ended    Year Ended
                                                                                (unaudited)   11/30/08      11/30/07
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                            $   8.50      $  13.96      $  13.82
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                          $   0.04      $   0.07      $   0.07
 Net realized and unrealized gain (loss) on investments                             0.91         (5.44)         1.09
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $   0.95      $  (5.37)     $   1.16
Distributions to shareowners:
 Net investment income                                                             (0.04)        (0.05)        (0.02)
 Net realized gain                                                                    --         (0.04)        (1.00)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   0.91      $  (5.46)     $   0.14
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   9.41      $   8.50      $  13.96
======================================================================================================================
Total return*                                                                      11.20%       (38.65)%        8.67%
Ratio of net expenses to average net assets+                                        0.95%**       0.90%         0.86%
Ratio of net investment loss to average net assets+                                 0.68%**       0.36%         0.40%
Portfolio turnover rate                                                               21%**         31%           43%
Net assets, end of period (in thousands)                                        $ 63,024      $105,183      $454,085
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       0.95%**       0.90%         0.86%
 Net investment income                                                              0.68%**       0.36%         0.40%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       0.95%**       0.90%         0.86%
 Net investment income                                                              0.68%**       0.36%         0.40%
=======================================================================================================================



----------------------------------------------------------------------------------------------------------------------
                                                                                                            8/11/04 (a)
                                                                                Year Ended    Year Ended    to
                                                                                11/30/06      11/30/05      11/30/04
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                            $  13.48      $  12.53      $  11.33
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                          $   0.05      $   0.00(b)   $   0.03
 Net realized and unrealized gain (loss) on investments                             0.36          1.34          1.17
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $   0.41      $   1.34      $   1.20
Distributions to shareowners:
 Net investment income                                                                --            --            --
 Net realized gain                                                                 (0.07)        (0.39)           --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   0.34      $   0.95      $   1.20
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  13.82      $  13.48      $  12.53
======================================================================================================================
Total return*                                                                       3.03%        10.71%        10.59%
Ratio of net expenses to average net assets+                                        0.80%         0.89%         1.09%***
Ratio of net investment loss to average net assets+                                 0.36%         0.14%         2.97%**
Portfolio turnover rate                                                               41%          140%           29%**
Net assets, end of period (in thousands)                                        $593,667      $516,919      $ 31,385
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       0.80%         0.89%         1.19%**
 Net investment income                                                              0.36%         0.14%         2.87%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       0.80%         0.89%         1.09%**
 Net investment income                                                              0.36%         0.14%         2.97%**
=======================================================================================================================

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     31

Notes to Financial Statements | 5/31/09 (unaudited)


1.   Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares, in a one-to-one exchange ratio, on February 17, 2004, pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10, 2004. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets



32    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities, and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are recorded net of unrecoverable foreign taxes withheld at the applicable country rates.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     33

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2008, was as follows:


----------------------------------------------------
                                                2008
----------------------------------------------------
Distributions paid from:
Ordinary income                           $1,480,092
Long-term capital gain                     1,041,422
----------------------------------------------------
  Total                                   $2,521,514
====================================================


     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:



--------------------------------------------------------
                                                    2008
--------------------------------------------------------
Undistributed ordinary income             $     777,310
Capital loss carryforward                   (73,823,788)
Post-October loss deferred                  (48,672,127)
Unrealized depreciation                     (46,888,482)
--------------------------------------------------------
  Total                                   $(168,607,087)
========================================================


     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.


34    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

     (UniCredit), earned approximately $4,073 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2009.


D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.


E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     35

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. For the six months ended May 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2012 for Class A shares and April 1, 2010 for Class B, Class C shares and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $11,883 in management fees, administrative costs and certain others fees payable to PIM at May 31, 2009.


36    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out-of-pocket expenses by class of shares were as follows:



---------------------------------------------
Shareholder Communications:
---------------------------------------------
Class A                               $26,337
Class B                                 5,675
Class C                                14,442
Class R                                 1,153
Class Y                                   570
---------------------------------------------
   Total                              $48,177
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $96,948 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.


4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,783 in distribution fees payable to PFD at May 31, 2009. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     37
of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed.
Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, CDSCs in the amount of $16,304 were paid to PFD.


5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were reduced by $257 under such arrangements.


6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less than the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2009, the Fund had no borrowings under this agreement.


38    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

Trustees, Officers and Service Providers

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Daniel K. Kingsbury, Executive
Mary K. Bush                                    Vice President
Benjamin M. Friedman                          Mark E. Bradley, Treasurer
Margaret B.W. Graham                          Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     39

                           This page for your notes.

40    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     41

                           This page for your notes.

42    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09     43

                           This page for your notes.

44    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Pioneer Oak Ridge
Small Cap Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   ORIGX
Class B   ORIBX
Class C   ORICX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          23

Notes to Financial Statements                                                 31

Trustees, Officers and Service Providers                                      38


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the six-month period ended May 31, 2009.

Q    How did the Fund perform during the six months ended May 31, 2009?

A Pioneer Oak Ridge Small Cap Value Fund's Class A shares returned 8.73% at net asset value during the six months ended May 31, 2009, compared with returns of 7.02% and 13.72%, respectively, for the Russell 2000 Index and the Russell 2000 Growth Index over the same period. In addition, the average return of the 595 funds in Lipper's Small Cap Growth category was 13.42% over the same six-month period ended May 31, 2009.

Q How did small-capitalization stocks perform during the semiannual period ended May 31, 2009?

A Coming on the heels of a disastrous 2008, U.S. equities staged a strong rebound during the past six months. The reporting period initially began on a down note in late 2008/early 2009 as concerns about sharply slowing global growth weighed heavily on the markets during December and the first two months of this year. At the market's nadir in early March of 2009, the Russell 2000 Growth Index, one of the Fund's benchmarks, stood at 21.66% lower than it had been at the beginning of the period.

     After the market lows of early March, however, the Russell 2000 Growth Index soared upward by 36.37% through May 31, finishing the semiannual period with a gain of 13.72%. The most frequently cited cause of the rally has been the idea that the aggressive stimulus provided by the world's governments and central banks will lead to an economic recovery by year-end. However, we think the more influential factor may have been technical in nature: specifically, the combination of "short covering" and the effect of underinvested market participants chasing the rally. (Short covering occurs when investors who have sold a stock short in anticipation of a decline must close their position by buying the stock back. This process can cause heavily shorted stocks to rise dramatically in a very short time.) One outcome of the process was that the market's strongest performers in the rebound generally were lower-quality stocks, and those that generated the worst performance in 2008.

Q How did this affect the Fund's performance during the six months ended May 31, 2009?

A The outperformance of these lower-quality stocks was the primary factor causing the Fund to lag the Russell 2000 Growth Index and its Lipper peers


4 Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09 during the six-month period. We view the Fund's underperformance as a short-term anomaly resulting from a highly unusual market environment. While the Fund's focus on higher-quality companies with attractive valuations and good earnings visibility worked well in the early part of the period, when the survival of many smaller companies appeared to be at risk, the strategy was not well-suited to the frantic bull market that characterized the March through May market interval. However, we believe our focus on quality is the best way to generate outperformance for the Fund over the longer term. In fact, the Fund has outperformed both the Russell 2000 and the Russell 2000 Growth indices over the one-, three-, five-, and 10-year time periods (through May 31, 2009). Most notably, the Fund's Class A shares have returned 5.36% at net asset value over the 10-year period ended May 31, 2009, while the Russell 2000 Index and the Russell 2000 Growth Index have returned 2.68% and -1.70%, respectively, over the same period.

Q What were the specific sources of the Fund's underperformance of the Russell 2000 Growth Index over the six months ended May 31, 2009?

A The majority of the Fund's underperformance derived from a handful of positions in the consumer staples sector. The segment accounted for approximately 321 basis points (3.21 percentage points) of the Fund's 4.99% underperformance of the Russell 2000 Growth Index. The largest detractor was Central European Distribution (CEDC), a U.S. company that distributes vodka and other spirits in Russia and Eastern Europe. Concerns about slower Russian growth, together with a collapse in the Russian and Polish currencies, contributed to a sharp decline in CEDC's share price. Viewing currency exchange rates as an external factor that defied fundamental analysis, we elected to sell the position from the Fund. The result, unfortunately, was that we missed the subsequent rebound in CEDC's shares. Elsewhere in consumer staples, the Fund's other two holdings in the sector, Church & Dwight and Chattem, were hurt by the fact that defensive stocks were out of favor with investors. Church & Dwight makes a number of products whose sales aren't tied to the direction of the economy, and Chattem makes over-the-counter health care products. We continue to hold both stocks in the Fund's portfolio, based on our belief that their underperformance belies their strong fundamentals.

     The health care sector also was an area in which the Fund's performance lagged. Rather than a case of being dragged down by a few large underperformers, the Fund held a number of stocks that trailed the broader sector by small amounts. Among the underperformers were Immucor, which makes products used in blood analysis; Meridian Bioscience, a maker of diagnostic test kits; and Idexx Laboratories, a veterinary health company. We have sold Immucor and Meridian from the Fund's portfolio, but we remain positive on the prospects for Idexx.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     5

     Although the Fund underperformed in health care, we continue to like the area overall. We added two stocks to the Fund in the sector during the past six months: Techne and Covance. In both cases, we believed the companies' stocks had fallen too far during the broader market downturn. Techne, whose shares rose by 21% after it was added to the Fund, makes diagnostic kits for drug discovery companies -- a business with good recurring revenue. Covance, meanwhile, is another drug development services company that we like on the basis of its long-term prospects as an outsourcer to the drug discovery industry. Even though the Fund's health care holdings underperformed during the six months ended May 31, 2009, we believe its investments in companies such as Covance and Techne will hold the Fund in good stead over time.

Q In what areas did the Fund outperform over the six months ended May 31, 2009?

A The Fund's best sector was consumer discretionary, where it benefited from an 83% gain in the shares of True Religion Apparel. The maker of high-end denim products has continued to experience sales growth despite the weak economy. Additionally, the company's management team has executed its strategy well and maintained a conservative approach with respect to new store openings, which can be a critical factor when retail sales are under pressure. Iconix Brand Group, which licenses its products through Kohl's, Target, and other retailers, also has been well-positioned to withstand a potentially challenging environment.

     As has been the case for six years now, the energy sector was again a source of strength for the Fund. The leading contributor holding was the exploration and production company Petrohawk Energy, which has outperformed due to its strong exploration results and outstanding properties in the Haynesville shale territory. We also added value to the Fund through a position in Concho Resources, a well-run company that gained 36% behind the recovery from depressed pricing in the energy sector. We believe the stock provides diversification within the Fund's portfolio, since three-quarters of its revenues come from oil rather than natural gas.

     Outside of the consumer discretionary and energy sectors, the most notable individual winners for the Fund during the period were Wright Express, which provides credit cards that transportation companies issue to their truckers; Affiliated Managers Group, an asset manager; Airgas, a provider of industrial gases; and Middleby, an oven manufacturer. Wright Express's shares rebounded nicely from their poor performance in 2008, posting a gain of 118% for the six-month period; Affiliated Managers Group's shares gained more than 100%; Airgas was up by 19%; and Middleby rose by 39% when KFC's addition of grilled chicken to its fast-food menu created the need for it to refit its kitchens.


6    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Q    What is your outlook for small caps?

A Our broader view is constructive regarding the long-term risk/reward trade-off in quality growth stocks, but we remain cautious in the short term. Consumer spending makes up 70% of the U.S. economy, and the combination of reduced credit access, low confidence, and an increased savings rate indicates that any recovery in this area likely will be modest at best. At the same time, corporate spending remains tame. The result, in our view, will be a long period in which the economy grows at a much slower rate than that to which we have become accustomed over the past two decades.

     The generally accepted view is that during such periods of below-trend growth, small-cap stocks tend to underperform because they have larger exposure to the domestic economy. However, we believe that trait may actually be a positive in the current downturn, since the U.S. economy was the first to dip into recession and will therefore likely be the first to recover. Slower growth is also seen as a negative for small-cap stocks because it restricts credit availability, but as we have seen in the past year, it has been large-cap stocks that have in fact faced the greatest difficulties in gaining access to credit. Additionally, a recessionary period can make many small-cap stocks attractive acquisition candidates for larger companies with limited growth prospects.

     For those reasons, we find the small-cap asset class attractive in the current environment. In the event that slower growth brings a "stock picker's" market, where higher-quality stocks with more sustained growth return to a leadership role, we believe our process will be well-suited in helping the Fund to take advantage of the many opportunities in the small-cap area.

Please refer to the Schedule of Investments on pages 16-22 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     7

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                         77.4%
Temporary Cash Investments                                                 22.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Health Care                                                                21.6%
Information Technology                                                     20.3%
Industrials                                                                20.1%
Consumer Discretionary                                                     13.7%
Financials                                                                  8.8%
Consumer Staples                                                            7.6%
Energy                                                                      5.5%
Materials                                                                   2.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*



 1.    Ansys, Inc.                                                         4.18%
 2.    WMS Industries, Inc.                                                3.37
 3.    True Religion Apparel, Inc.                                         3.23
 4.    Church & Dwight Co., Inc.                                           3.18
 5.    Concho Resources, Inc.                                              2.82
 6.    Petrohawk Energy Corp.                                              2.69
 7.    Hittite Microwave Corp.                                             2.63
 8.    IDEXX Laboratories, Inc.                                            2.59
 9.    Iconix Brand Group, Inc.                                            2.53
10.    Chattem, Inc.                                                       2.47

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class         5/31/09          11/30/08
       A           $ 18.55           $ 17.06
--------------------------------------------
       B           $ 17.62           $ 16.29
--------------------------------------------
       C           $ 16.46           $ 15.21
--------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                  Net Investment       Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
       A              $ --                $ --              $ --
--------------------------------------------------------------------
       B              $ --                $ --              $ --
--------------------------------------------------------------------
       C              $ --                $ --              $ --
--------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
10 Years                                  5.36%           4.74%
5 Years                                   1.70            0.51
1 Year                                  -26.95          -31.16
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------
                                          1.57%           1.40%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                          Pioneer
                         Oak Ridge
                         Small Cap        Russell 2000       Russell 2000
                        Growth Fund       Growth Index          Index
5/99                       9,425             10,000             10,000
                          12,249             11,969             10,991
5/01                      13,480             10,086             11,617
                          12,599              8,490             11,558
5/03                      11,673              7,676             10,612
                          14,606              9,960             13,827
5/05                      17,028             10,397             15,185
                          19,149             12,291             17,954
5/07                      21,894             14,451             21,352
                          21,759             13,624             19,102
5/09                      15,894              9,326             13,029

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004, is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.


10    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                    Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


Average Annual Total Returns
(As of May 31, 2009)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
------------------------------------------------------------------
10 Years                                  4.51%         4.51%
5 Years                                   0.80          0.80
1 Year                                  -27.62        -30.42
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
------------------------------------------------------------------
                                         Gross           Net
------------------------------------------------------------------
                                          2.40%         2.30%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                          Pioneer
                         Oak Ridge
                         Small Cap        Russell 2000       Russell 2000
                        Growth Fund       Growth Index          Index
5/99                      10,000             10,000            10,000
                          12,900             11,969            10,991
5/01                      14,091             10,086            11,617
                          13,071              8,490            11,558
5/03                      12,020              7,676            10,612
                          14,938              9,960            13,827
5/05                      17,276             10,397            15,185
                          19,251             12,291            17,954
5/07                      21,802             14,451            21,352
                          21,474             13,624            19,102
5/09                      15,544              9,326            13,029

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     11

Performance Update | 5/31/09                        Class B Shares (continued)

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004, is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.


12    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2009)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
------------------------------------------------------------------
10 Years                                  4.53%         4.53%
5 Years                                   0.86          0.86
1 Year                                  -27.62        -27.62
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
------------------------------------------------------------------
                                         Gross           Net
------------------------------------------------------------------
                                          2.27%         2.27%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                          Pioneer
                          Oak Ridge
                          Small Cap        Russell 2000       Russell 2000
                         Growth Fund       Growth Index          Index
5/99                      10,000              10,000            10,000
                          12,897              11,969            10,991
5/01                      14,090              10,086            11,617
                          13,066               8,490            11,558
5/03                      12,011               7,676            10,612
                          14,920               9,960            13,827
5/05                      17,249              10,397            15,185
                          19,250              12,291            17,954
5/07                      21,822              14,451            21,352
                          21,517              13,624            19,102
5/09                      15,573               9,326            13,029

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class C shares of the Fund from January 3, 1994, to February 13, 2004, is the performance of Oak Ridge Small Cap Equity Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges payable on Class C shares (but not other differences in expenses).


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund


Based on actual returns from December 1, 2008 through May 31, 2009.


Share Class                                   A                B                C
Beginning Account Value on 12/1/08       $ 1,000.00       $ 1,000.00       $ 1,000.00
-------------------------------------------------------------------------------------
Ending Account Value on 5/31/09          $ 1,087.30       $ 1,081.60       $ 1,082.20
-------------------------------------------------------------------------------------
Expenses Paid During Period*             $     7.29       $    11.94       $    11.94
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.30% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.


Share Class                                   A                B                C
Beginning Account Value on 12/1/08       $ 1,000.00       $ 1,000.00       $ 1,000.00
-------------------------------------------------------------------------------------
Ending Account Value on 5/31/09          $ 1,017.95       $ 1,013.46       $ 1,013.46
-------------------------------------------------------------------------------------
Expenses Paid During Period*             $     7.04       $    11.55       $    11.55
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.30% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     15

Schedule of Investments | 5/31/09 (unaudited)


Shares                                                      Value
             COMMON STOCKS -- 92.3%
             ENERGY -- 5.1%
             Oil & Gas Exploration & Production -- 5.1%
228,000      Concho Resources, Inc.*                        $  7,307,400
276,315      Petrohawk Energy Corp.*                           6,963,138
                                                            ------------
                                                            $ 14,270,538
                                                            ------------
             Total Energy                                   $ 14,270,538
------------------------------------------------------------------------
             MATERIALS -- 2.3%
             Industrial Gases -- 2.3%
149,600      Airgas, Inc.                                   $  6,322,096
                                                            ------------
             Total Materials                                $  6,322,096
------------------------------------------------------------------------
             CAPITAL GOODS -- 14.4%
             Aerospace & Defense -- 6.1%
217,540      AAR Corp.* (b)                                 $  3,197,838
172,420      Moog, Inc.* (b)                                   4,120,838
300,150      Orbital Sciences Corp.* (b)                       4,418,208
211,360      Stanley, Inc.*                                    5,514,382
                                                            ------------
                                                            $ 17,251,266
------------------------------------------------------------------------
             Construction & Engineering -- 2.0%
250,960      Quanta Services, Inc.*                         $  5,724,398
------------------------------------------------------------------------
             Industrial Machinery -- 6.3%
108,750      Altra Holdings, Inc.*                          $    717,750
175,200      China Fire & Security Group, Inc.* (b)            2,137,440
  5,000      Colfax Corp.*                                        40,700
187,392      Idex Corp.                                        4,375,603
118,704      The Middleby Corp.* (b)                           5,330,997
 74,900      Valmont Industries, Inc. (b)                      5,138,889
                                                            ------------
                                                            $ 17,741,379
                                                            ------------
             Total Capital Goods                            $ 40,717,043
------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 2.0%
             Environmental & Facilities Services -- 2.0%
216,545      Waste Connections, Inc.* (b)                   $  5,500,243
                                                            ------------
             Total Commercial Services & Supplies           $  5,500,243
------------------------------------------------------------------------
             TRANSPORTATION -- 2.1%
             Trucking -- 2.1%
329,695      Knight Transportation, Inc. (b)                $  5,848,789
                                                            ------------
             Total Transportation                           $  5,848,789
------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 7.5%
             Apparel, Accessories & Luxury Goods -- 3.0%
362,580      True Religion Apparel, Inc.* (b)               $  8,361,095
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Shares                                                    Value
             Footwear -- 4.5%
404,870      Iconix Brand Group, Inc.* (b)                $  6,554,845
310,325      Wolverine World Wide, Inc.                      6,147,538
                                                          ------------
                                                          $ 12,702,383
                                                          ------------
             Total Consumer Durables & Apparel            $ 21,063,478
----------------------------------------------------------------------
             CONSUMER SERVICES -- 3.1%
             Casinos & Gaming -- 3.1%
246,300      WMS Industries, Inc.* (b)                    $  8,736,261
                                                          ------------
             Total Consumer Services                      $  8,736,261
----------------------------------------------------------------------
             RETAILING -- 2.0%
             Distributors -- 2.0%
372,460      LKQ Corp.*                                   $  5,694,913
                                                          ------------
             Total Retailing                              $  5,694,913
----------------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 7.0%
             Household Products -- 2.9%
163,762      Church & Dwight Co., Inc.                    $  8,232,316
----------------------------------------------------------------------
             Personal Products -- 4.1%
216,200      Alberto-Culver Co. (Class B)                 $  5,024,488
107,000      Chattem, Inc.* (b)                              6,391,110
                                                          ------------
                                                          $ 11,415,598
                                                          ------------
             Total Household & Personal Products          $ 19,647,914
----------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 14.2%
             Health Care Distributors -- 1.7%
161,535      MWI Veterinary Supply, Inc.*                 $  4,721,668
----------------------------------------------------------------------
             Health Care Equipment -- 6.7%
160,100      IDEXX Laboratories, Inc.* (b)                $  6,700,185
142,400      Integra LifeSciences Holdings Corp.* (b)        3,696,704
 74,200      NuVasive, Inc.* (b)                             2,680,104
155,900      ResMed, Inc.*                                   5,779,213
                                                          ------------
                                                          $ 18,856,206
----------------------------------------------------------------------
             Health Care Services -- 3.9%
252,358      Catalyst Health Solutions, Inc.*             $  5,397,938
155,200      HMS Holdings Corp.*                             5,455,280
                                                          ------------
                                                          $ 10,853,218
----------------------------------------------------------------------
             Health Care Supplies -- 1.9%
103,105      Haemonetics Corp.*                           $  5,488,279
                                                          ------------
             Total Health Care Equipment & Services       $ 39,919,371
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     17

Shares                                                        Value
             PHARMACEUTICALS & BIOTECHNOLOGY -- 5.7%
             Life Sciences Tools & Services -- 5.7%
116,700      Covance, Inc.*                                   $  4,903,734
323,204      Qiagen NV* (b)                                      5,688,390
 88,700      Techne Corp.                                        5,345,949
                                                              ------------
                                                              $ 15,938,073
                                                              ------------
             Total Pharmaceuticals & Biotechnology            $ 15,938,073
--------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 5.0%
             Asset Management & Custody Banks -- 1.5%
 76,000      Affiliated Managers Group, Inc.*                 $  4,264,360
--------------------------------------------------------------------------
             Investment Banking & Brokerage -- 1.9%
123,500      Stiffel Financial Corp.* (b)                     $  5,377,190
--------------------------------------------------------------------------
             Specialized Finance -- 1.6%
128,400      Portfolio Recovery Associates, Inc.* (b)         $  4,618,548
                                                              ------------
             Total Diversified Financials                     $ 14,260,098
--------------------------------------------------------------------------
             INSURANCE -- 3.1%
             Property & Casualty Insurance -- 3.1%
 97,855      ProAssurance Corp.*                              $  4,424,025
173,700      Tower Group, Inc.                                   4,149,693
                                                              ------------
                                                              $  8,573,718
                                                              ------------
             Total Insurance                                  $  8,573,718
--------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 14.2%
             Application Software -- 7.7%
362,560      Ansys, Inc.*                                     $ 10,826,042
348,600      Informatica Corp.*                                  5,692,638
218,600      Solera Holdings, Inc.*                              5,005,940
                                                              ------------
                                                              $ 21,524,620
--------------------------------------------------------------------------
             Data Processing & Outsourced Services -- 2.8%
 93,550      Syntel, Inc. (b)                                 $  2,687,692
212,710      Wright Express Corp.*                               5,290,098
                                                              ------------
                                                              $  7,977,790
--------------------------------------------------------------------------
             Internet Software & Services -- 1.5%
136,630      Bankrate, Inc.* (b)                              $  4,113,929
--------------------------------------------------------------------------
             Systems Software -- 2.2%
236,970      Micros Systems, Inc.*                            $  6,189,656
                                                              ------------
             Total Software & Services                        $ 39,805,995
--------------------------------------------------------------------------
             SEMICONDUCTORS -- 4.6%
             Semiconductors -- 4.6%
193,109      Diodes, Inc.* (b)                                $  2,968,085
190,142      Hittite Microwave Corp.*                            6,822,295

The accompanying notes are an integral part of these financial statements.

18    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Shares                                                        Value
             Semiconductors -- (continued)
 225,360     Microsemi Corp.* (b)                                3,033,346
                                                              ------------
                                                              $ 12,823,726
                                                              ------------
             Total Semiconductors                             $ 12,823,726
--------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $256,141,752)                              $259,122,256
--------------------------------------------------------------------------

 Principal
 Amount ($)
               TEMPORARY CASH INVESTMENTS -- 26.9%
               Repurchase Agreements -- 6.5%
 3,655,000     Bank of America, 0.18%, dated 5/29/09, repurchase price of
               $3,655,000 plus accrued interest on 6/1/09 collateralized by
               $3,728,100 Freddie Mac Giant, 4.0%, 5/1/39                       $  3,655,000
 3,655,000     Barclays Plc, 0.17%, dated 5/31/09, repurchase price of
               $3,655,000 plus accrued interest on 6/1/09 collateralized by the following:
                  $947,306 Government National Mortgage Association II, 5.5%,
                     6/20/33
                  $542,396 Federal National Mortgage Association, 5.5%,
                     9/1/36
                  $960,471 Federal Home Loan Mortgage Corp., 5.568%,
                     10/1/38
                  $319,353 Freddie Mac Giant, 5.0%, 6/1/23
                  $958,574 Government National Mortgage Association, 4.0%,
                     3/15/39                                                       3,655,000
 3,655,000     BNP Paribas, 0.19%, dated 5/31/09, repurchase price of
               $3,655,000 plus accrued interest on 6/1/09 collateralized by the following:
                  $27,538 Freddie Mac Giant, 5.5%, 8/1/35
                  $19,293 Federal Home Loan Mortgage Corp., 5.705%, 4/1/37
                  $20,587 Federal National Mortgage Association (ARM), 4.96%,
                     5/1/19
                  $3,550,774 Federal National Mortgage Association, 4.0 - 8.5%,
                     2/1/19 - 5/1/49
                  $138,201 Government National Mortgage Association,
                     5.0 - 6.5%, 7/20/37 - 5/15/39                                 3,655,000
 3,655,000     Deutsche Bank, 0.18%, dated 5/31/09, repurchase price of
               $3,655,000 plus accrued interest on 6/1/09 collateralized by the following:
                  $1,480,520 Federal National Mortgage Association (ARM),
                     4.175 - 6.064%, 3/1/35 - 6/1/47
                     $1,074,236 Federal Home Loan Mortgage Corp.,
                     4.881 - 6.206%, 4/1/35 - 7/1/37
                  $1,099,284 Freddie Mac Giant, 5.0 - 7.0%, 8/1/34 - 5/1/39
                  $74,061 Government National Mortgage Association, 7.0%,
                     12/15/38                                                      3,655,000


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     19

   Principal
   Amount ($)                                                                      Value
                 Repurchase Agreements -- (continued)
   3,655,000     JPMorgan, 0.18%, dated 5/29/09, repurchase price of
                 $3,655,000 plus accrued interest on 6/1/09 collateralized by
                 $3,714,088 Federal National Mortgage Association, 5.0%,
                 10/1/23                                                           $    3,655,000
                                                                                   --------------
                                                                                   $   18,275,000
-------------------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 20.4% (c)
                 Certificates of Deposit:
   1,392,912     Abbey National Plc, 1.27%, 8/13/09                                $    1,392,912
   2,228,555     Bank of Scotland NY, 1.24%, 6/5/09                                     2,228,555
   2,507,241     DnB NOR Bank ASA NY, 1.5%, 6/8/09                                      2,507,241
   2,089,366     Royal Bank of Canada NY, 1.19%, 8/7/09                                 2,089,366
   2,507,241     Svenska Bank NY, 1.48%, 7/8/09                                         2,507,241
   2,785,824     CBA, 1.35%, 7/16/09                                                    2,785,824
   2,785,824     Societe Generale, 1.75%, 9/4/09                                        2,785,824
   2,785,824     U.S. Bank NA, 0.76%, 8/24/09                                           2,785,824
                                                                                   --------------
                                                                                   $   19,082,787
-------------------------------------------------------------------------------------------------
                 Commercial Paper:
   2,785,823     Monumental Global Funding, Ltd., 1.28%, 8/17/09                        2,785,823
   1,392,912     CME Group, Inc., 1.21%, 8/6/09                                         1,392,912
   2,735,679     American Honda Finance Corp., 1.27%, 7/14/09                           2,735,679
   2,785,824     HSBC Bank, Inc., 1.31%, 8/14/09                                        2,785,824
     696,456     IBM, 0.88%, 9/25/09                                                      696,456
   2,507,241     MetLife Global Funding, 1.71%, 6/12/09                                 2,507,241
   2,507,241     New York Life Global, 1.37%, 9/4/09                                    2,507,241
   2,367,950     Westpac Banking Corp., 0.95%, 6/1/09                                   2,367,950
                                                                                   --------------
                                                                                   $   17,779,126
-------------------------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
   9,750,382     Deutsche Bank, 0.17%, 6/1/09                                      $    9,750,382
   7,973,974     Barclays Capital Markets, 0.16%, 6/1/09                                7,973,974
                                                                                   --------------
                                                                                   $   17,724,356
-------------------------------------------------------------------------------------------------
     Shares
                 Money Market Mutual Fund:
   2,785,824     JPMorgan U.S. Government Money Market Fund                        $    2,785,824
                                                                                   --------------
                 Total Securities Lending Collateral                               $   57,372,093
-------------------------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $75,647,093)                                                $   75,647,093
-------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 119.2%
                 (Cost $331,788,845)(a)                                            $  334,769,349
-------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (19.2)%                           $  (53,974,316)
-------------------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                                        $  280,795,033
=================================================================================================


The accompanying notes are an integral part of these financial statements.

20    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

*     Non-income producing security.


(a) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $333,892,053 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $25,915,657
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (25,038,361)
                                                                                   -----------
       Net unrealized gain                                                         $   877,296
                                                                                   ===========

(b)   At May 31, 2009, the following securities were out on loan:

    Shares       Description                              Value
      37,300     AAR Corp.*                               $   548,310
      93,250     Bankrate, Inc.*                            2,807,758
      95,600     Chattem, Inc.*                             5,710,188
      65,300     China Fire & Security Group, Inc.*           796,660
     190,000     Diodes, Inc.*                              2,920,300
     375,100     Iconix Brand Group, Inc.*                  6,072,869
     158,490     IDEXX Laboratories, Inc.*                  6,632,807
      28,300     Integra LifeSciences Holdings Corp.*         734,668
     202,000     Knight Transportation, Inc.                3,583,480
      21,700     Microsemi Corp.*                             292,082
      50,000     The Middleby Corp.*                        2,245,500
      29,000     Moog, Inc.*                                  693,100
      73,400     NuVasive, Inc.*                            2,651,208
       7,900     Orbital Sciences Corp.*                      116,288
      41,800     Portfolio Recovery Associates, Inc.*       1,503,546
      83,800     Qiagen NV*                                 1,474,880
      15,300     Stiffel Financial Corp.*                     666,162
      68,000     Syntel, Inc.                               1,953,640
     349,100     True Religion Apparel, Inc.*               8,050,246
      23,000     Valmont Industries, Inc.                   1,578,030
      70,000     Waste Connections, Inc.*                   1,778,000
     120,600     WMS Industries, Inc.*                      4,277,682
---------------------------------------------------------------------
                 Total                                    $57,087,403
=====================================================================

(c)  Securities lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009, aggregated $52,502,036 and $28,382,746, respectively.


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:


                                                    Investments
 Valuation Inputs                                   in Securities
 Level 1 -- Quoted Prices                           $261,908,080
 Level 2 -- Other Significant Observable Inputs       72,861,269
 Level 3 -- Significant Unobservable Inputs                   --
----------------------------------------------------------------
 Total                                              $334,769,349
================================================================


The accompanying notes are an integral part of these financial statements.

22    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Statement of Assets and Liabilities | 5/31/09 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
   $57,087,403) (cost $331,788,845)                                      $ 334,769,349
  Cash                                                                       1,138,471
  Receivables --
   Investment securities sold                                                1,549,838
   Fund shares sold                                                          1,310,466
   Dividends and interest                                                       14,848
   Due from Pioneer Investment Management, Inc.                                 75,054
  Other                                                                         65,641
--------------------------------------------------------------------------------------
     Total assets                                                        $ 338,923,667
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $     604,724
   Upon return of securities loaned                                         57,372,093
  Due to affiliates                                                            102,836
  Accrued expenses                                                              48,981
--------------------------------------------------------------------------------------
     Total liabilities                                                   $  58,128,634
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $ 307,312,297
  Accumulated net investment loss                                             (822,619)
  Accumulated net realized loss on investments                             (28,675,149)
  Net unrealized gain on investments                                         2,980,504
--------------------------------------------------------------------------------------
   Total net assets                                                      $ 280,795,033
--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $253,961,071/13,693,101 shares)                      $       18.55
  Class B (based on $4,015,357/227,908 shares)                           $       17.62
  Class C (based on $22,818,605/1,386,484 shares)                        $       16.46
MAXIMUM OFFERING PRICE:
  Class A ($18.55 [divided by] 94.25%)                                   $       19.68
======================================================================================

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     23

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09

INVESTMENT INCOME:
  Dividends                                                          $  431,809
  Interest                                                               10,634
  Income from securities loaned, net                                    526,254
---------------------------------------------------------------------------------------------------
     Total investment income                                                          $     968,697
---------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $1,022,433
  Transfer agent fees
   Class A                                                              222,619
   Class B                                                                9,455
   Class C                                                               26,785
  Distribution fees
   Class A                                                              270,907
   Class B                                                               17,921
   Class C                                                              101,312
  Shareholder communications expense                                    194,644
  Administrative reimbursements                                          58,006
  Custodian fees                                                         23,430
  Registration fees                                                      24,330
  Professional fees                                                      25,861
  Printing expense                                                       43,567
  Fees and expenses of nonaffiliated trustees                             3,611
  Miscellaneous                                                          17,578
---------------------------------------------------------------------------------------------------
   Total expenses                                                                     $   2,062,459
   Less fees waived and expenses reimbursed by Pioneer Investment
     Management, Inc.                                                                      (270,782)
   Less fees paid indirectly                                                                   (361)
---------------------------------------------------------------------------------------------------
   Net expenses                                                                       $   1,791,316
---------------------------------------------------------------------------------------------------
     Net investment loss                                                              $    (822,619)
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                    $ (22,775,844)
  Change in net unrealized gain on investments                                        $  44,985,266
---------------------------------------------------------------------------------------------------
  Net gain on investments                                                             $  22,209,422
---------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                $  21,386,803
===================================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively



                                                                       Six Months
                                                                       Ended
                                                                       5/31/09            Year Ended
                                                                       (unaudited)        11/30/08
FROM OPERATIONS:
Net investment loss                                                    $   (822,619)      $  (2,049,012)
Net realized gain (loss) on investments                                 (22,775,844)          1,609,765
Change in net unrealized gain (loss) on investments                      44,985,266         (97,809,301)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations     $ 21,386,803       $ (98,248,548)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.53 per share, respectively)                   $         --       $  (6,187,217)
   Class B ($0.00 and $0.53 per share, respectively)                             --            (120,914)
   Class C ($0.00 and $0.53 per share, respectively)                             --            (710,295)
-------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                                $         --       $  (7,018,426)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       $ 87,118,459       $ 159,698,277
Reinvestment of distributions                                                    --           5,118,322
Cost of shares repurchased                                              (56,443,573)       (100,841,301)
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                                $ 30,674,886       $  63,975,298
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                               $ 52,061,689       $ (41,291,676)
NET ASSETS:
Beginning of period                                                    $228,733,344       $ 270,025,020
-------------------------------------------------------------------------------------------------------
End of period                                                          $280,795,033       $ 228,733,344
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $   (822,619)      $          --
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     25

                                   '09 Shares        '09 Amount         '08 Shares        '08 Amount
                                  (unaudited)       (unaudited)
Class A
Shares sold                           4,958,819     $83,159,318            6,887,177     $155,372,406
Reinvestment of distributions                --              --              267,939        4,555,077
Less shares repurchased              (3,223,243)    (52,722,421)          (3,927,913)     (89,615,289)
------------------------------------------------------------------------------------------------------
   Net increase                       1,735,576     $30,436,897            3,227,203     $ 70,312,194
======================================================================================================
Class B
Shares sold                              32,725     $   530,608               27,231     $    602,866
Reinvestment of distributions                --              --                5,607           91,005
Less shares repurchased                 (38,433)       (589,846)             (78,960)      (1,745,923)
------------------------------------------------------------------------------------------------------
   Net decrease                          (5,708)    $   (59,238)             (46,122)    $ (1,052,052)
======================================================================================================
Class C
Shares sold                             228,624     $ 3,428,533              184,960     $  3,723,005
Reinvestment of distributions                --              --               31,149          472,240
Less shares repurchased                (217,184)     (3,131,306)            (457,162)      (9,480,089)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)               11,440     $   297,227             (241,053)    $ (5,284,844)
======================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year        Year       Year
                                                           5/31/09        Ended       Ended       Ended       Ended      Ended
                                                           (unaudited)    11/30/08    11/30/07    11/30/06    11/30/05   11/30/04(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  17.06       $  25.82    $  26.15    $  24.84    $  22.86   $  19.62
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                       $  (0.05)      $  (0.13)   $  (0.25)   $  (0.23)   $  (0.18)  $  (0.14)
 Net realized and unrealized gain (loss) on investments        1.54          (8.10)       2.18        2.27        2.37       3.38
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   1.49       $  (8.23)   $   1.93    $   2.04    $   2.19   $   3.24
Distributions to shareowners:
 Net realized gain                                               --          (0.53)      (2.26)      (0.73)      (0.21)        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   1.49       $  (8.76)   $  (0.33)   $   1.31    $   1.98   $   3.24
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  18.55       $  17.06    $  25.82    $  26.15    $  24.84   $  22.86
====================================================================================================================================
Total return*                                                  8.73%        (31.86)%      7.57%       8.25%       9.64%     16.51%
Ratio of net expenses to average net assets+                   1.40%**        1.40%       1.41%       1.40%       1.40%      1.79%
Ratio of net investment loss to average net assets+           (0.60)%**      (0.70)%     (0.97)%     (0.91)%     (1.03)%  (  1.49)%
Portfolio turnover rate                                          25%**          37%         58%         29%         47%        24%
Net assets, end of period (in thousands)                   $253,961       $204,015    $225,402    $225,906    $208,017   $ 57,541
Ratios with no waiver of fees and assumption of expenses
 by the Adviser andno reduction for fees paid indirectly:
 Net expenses                                                  1.63%**        1.57%       1.53%       1.56%       1.44%      2.06%
 Net investment loss                                          (0.83)%**      (0.86)%     (1.10)%     (1.07)%     (1.07)%  (  1.75)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                  1.40%**        1.40%       1.40%       1.40%       1.40%      1.79%
 Net investment loss                                          (0.60)%**      (0.70)%     (0.96)%     (0.91)%     (1.03)%  (  1.49)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Effective February 13, 2004, Pioneer became the adviser of the Fund and simultaneously Oak Ridge LLC became the sub-adviser.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     27

---------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended           Year       Year      Year      Year
                                                          5/31/09         Ended      Ended     Ended     Ended      2/17/04(a) to
                                                          (unaudited)     11/30/08   11/30/07  11/30/06  11/30/05   11/30/04
Class B
Net asset value, beginning of period                      $16.29          $ 24.90    $25.52    $24.49    $ 22.74    $19.75
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                      $(0.12)         $ (0.40)   $(0.52)   $(0.54)   $ (0.42)   $(0.09)
 Net realized and unrealized gain (loss) on investments     1.45            (7.68)     2.16      2.30       2.38      3.08
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ 1.33          $ (8.08)   $ 1.64    $ 1.76    $  1.96    $ 2.99
Distributions to shareowners:
 Net realized gain                                            --            (0.53)    (2.26)    (0.73)     (0.21)       --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ 1.33          $ (8.61)   $(0.62)   $ 1.03    $  1.75    $ 2.99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.62          $ 16.29    $24.90    $25.52    $ 24.49    $22.74
=================================================================================================================================
Total return*                                               8.16%          (32.43)%    6.62%     7.22%      8.66%    15.14%***
Ratio of net expenses to average net assets+                2.30%**          2.31%     2.32%     2.31%      2.30%     2.51%**
Ratio of net investment loss to average net assets+        (1.49)%**        (1.63)%   (1.88)%   (1.82)%    (1.93)%   (2.19)%**
Portfolio turnover rate                                       25%**            37%       58%       29%        47%       24%***
Net assets, end of period (in thousands)                  $4,015          $ 3,805    $6,964    $8,371    $10,625    $5,949

The accompanying notes are an integral part of these financial statements.

28    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

                                                             Six Months
                                                             Ended         Year       Year       Year       Year
                                                             5/31/09       Ended      Ended      Ended      Ended     2/17/04(a) to
                                                             (unaudited)   11/30/08   11/30/07   11/30/06   11/30/05  11/30/04
Class B (continued)
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                 2.63%**       2.40%      2.32%      2.38%      2.33%      2.51%**
 Net investment loss                                         (1.82)%**     (1.72)%    (1.88)%    (1.89)%    (1.96)%    (2.19)%**
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 2.30%**       2.30%      2.30%      2.30%      2.30%      2.51%**
 Net investment loss                                         (1.49)%**     (1.62)%    (1.86)%    (1.81)%    (1.93)%    (2.19)%**
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class B shares were first publicly offered on February 17, 2004.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     29

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended         Year        Year       Year        Year       Year
                                                             5/31/09       Ended       Ended      Ended       Ended      Ended
                                                             (unaudited)   11/30/08    11/30/07   11/30/06    11/30/05   11/30/04(a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 15.21       $ 23.30     $ 23.99    $ 23.04     $ 21.39    $ 18.50
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.11)      $ (0.36)    $ (0.49)   $ (0.46)    $ (0.34)   $ (0.12)
 Net realized and unrealized gain (loss) on investments         1.36         (7.20)       2.06       2.14        2.20       3.01
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  1.25       $ (7.56)    $  1.57    $  1.68     $  1.86    $  2.89
Distributions to shareowners:
 Net realized gain                                                --         (0.53)      (2.26)     (0.73)      (0.21)        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  1.25       $ (8.09)    $ (0.69)   $  0.95     $  1.65    $  2.89
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 16.46       $ 15.21     $ 23.30    $ 23.99     $ 23.04    $ 21.39
====================================================================================================================================
Total return*                                                   8.22%        (2.43)%      6.75%      7.33%       8.75%     15.62%
Ratio of net expenses to average net assets+                    2.30%**       2.27%       2.20%      2.20%       2.22%      2.57%
Ratio of net investment loss to average net assets+            (1.49)%**     (1.59)%     (1.76)%    (1.72)%     (1.85)%    (2.26)%
Portfolio turnover rate                                           25%**         37%         58%        29%         47%        24%
Net assets, end of period (in thousands)                     $22,819       $20,913     $37,659    $50,120     $62,059    $20,690
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                   2.41%**       2.27%       2.20%      2.20%       2.22%      2.59%
 Net investment loss                                           (1.60)%**     (1.59)%     (1.76)%    (1.72)%     (1.85)%    (2.28)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                   2.30%**       2.27%       2.19%      2.20%       2.22%      2.57%
 Net investment loss                                           (1.49)%**     (1.59)%     (1.75)%    (1.72)%     (1.85)%    (2.26)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Effective February 13, 2004, Pioneer became the adviser of the Fund and simultaneously Oak Ridge LLC became the sub-adviser.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class C shares in exchange for the Fund's Class A and Class C, shares in a one-to-one exchange ratio, respectively, on February 17, 2004, pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares designated as Class A, Class B, and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     31

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost, which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated using the identified cost method for both financial reporting and federal income tax purposes.


32    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2008 was as follows:



--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Long-term capital gain                                             $7,018,426
--------------------------------------------------------------------------------
     Total                                                            $7,018,426
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:



--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Post-October loss deferred                                    $  (3,796,097)
   Unrealized depreciation                                         (44,107,970)
--------------------------------------------------------------------------------
     Total                                                       $ (47,904,067)
================================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $11,058 in underwriting commissions on the sale of Class A shares for the six months ended May 31, 2009.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     33

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, and Class C shares bear different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the


34    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09
   securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion. For the six months ended May 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.85% of the Fund's average net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005, Pioneer Investment Management USA, Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2012, for Class A shares and through April 1, 2010, for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $20,510 in management fees, administrative costs and certain others fees payable to PIM at May 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     35
ended May 31, 2009, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $179,926
 Class B                                                                   1,547
 Class C                                                                  13,171
--------------------------------------------------------------------------------
   Total                                                                $194,644
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $74,944 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.


4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $7,382 in distribution fees payable to PFD at May 31, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. For the six months ended May 31, 2009, CDSCs in the amount of $10,113 were paid to PFD.


36    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

5. Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were reduced by $361 under such arrangement.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less than the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2009, the Fund had no borrowings under this agreement.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     37

Trustees, Officers and Service Providers

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                       Mark E. Bradley, Treasurer
Margaret B.W. Graham                       Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


38    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

                           This page for your notes.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     39

                           This page for your notes.


40    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

                           This page for your notes.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     41

                           This page for your notes.


42    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

                           This page for your notes.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09     43

                           This page for your notes.


44    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Pioneer Select Mid Cap Growth Fund

(Formerly Regions Morgan Keegan Select Mid Cap Growth Fund)

--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PMCTX
Class C   PMTCX
Class Y   PMTYX

[LOGO] PIONEER
       Investment(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              7
Prices and Distributions                                                       8
Performance Update                                                             9
Comparing Ongoing Fund Expenses                                               12
Schedule of Investments                                                       14
Financial Statements                                                          21
Notes to Financial Statements                                                 28
Trustees, Officers and Service Providers                                      35



           Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes


2    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com.

In closing, as a shareowner of the former Regions Morgan Keegan Select Mid Cap Growth Fund, we would like to take this opportunity to welcome you to the Pioneer Investments family of funds. We appreciate the chance to serve you as you chart your future investment course

Thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


           Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    3

Portfolio Management Discussion | 5/31/09

On May 15, 2009, Regions Morgan Keegan Select Mid Cap Growth Fund was reorganized into Pioneer Select Mid Cap Growth Fund. In the following interview, Ken Winston, who manages Pioneer Select Mid Cap Growth Fund, discusses market conditions and their effect on the Fund's performance during the six-month period ended May 31, 2009. Mr. Winston also discusses his management style and how the portfolio will be managed going forward. Mr. Winston assumed day-to-day management responsibilities of the Fund on May 18, 2009, shortly before the end of the semiannual reporting period.

Q Can you describe the market conditions over the six months ended May 31, 2009?

A Stocks decisively reversed their downward trend, bottoming in early March and rallying through the end of the period on indications that the U.S. economy might be in the early stages of a recovery. Mid-cap growth stocks, which had been one of the hardest-hit size/style segments during 2008, led the market higher. Factors that helped turn the market around included a $787 billion fiscal stimulus package signed into law in February, as well as the Federal Reserve Board's (the Fed's) announcement that it would buy $300 billion in long-term Treasury securities in an attempt to get credit flowing more freely. Later in the quarter, the market got a lift when a number of banks fared better than expected after the government's "stress tests" were completed, and a few economic reports -- notably unemployment
   -- were not as bad as anticipated. Those positive factors helped counter the negative implications of automaker Chrysler's bankruptcy filing and the expected bankruptcy filing by General Motors.

Q Against that backdrop, how did the Fund perform over the six months ended May 31, 2009?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 26.77% at net asset value during the six months ended May 31, 2009, while the Fund's benchmark, the Russell Mid Cap Growth Index (the Russell Index), returned 20.34%. For the same six-month period, the average return of the 549 funds in Lipper's Mid Cap Growth category was 15.70% The Fund's performance placed it in the 6th percentile of all Lipper Mid Cap Growth peer funds over the six-month period ended May 31, 2009.

Q What factors most affected the Fund's performance during the six months ended May 31, 2009?

A Because this Fund is new to the Pioneer lineup, we can't say definitively what drove its outperformance for the entire six-month period. However, when we


4    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09
   took the helm, the Fund had a large overweighting in energy, which was one of the Russell Index's best-performing sectors during the period, with a return of more than 30%. The Fund also had more than double the Russell Index's exposure to materials, another sector that posted a return of approximately 30% over the six months ended May 31. On the flip side, the Fund had underweighted allocations to the strong-performing information technology and consumer discretionary sectors, which could have been a drag on performance. Additionally, the Fund's cash position stood at roughly 11% when we took over management duties. If cash had been that high while the market was surging higher, it would have dampened the Fund's gains. We put that cash to work, ending the period with the portfolio essentially fully invested.

Q  What is your management philosophy for the Fund?

A Our goal is to own the best-positioned companies at the right price. We use fundamental, bottom-up analysis combined with quantitative screens to identify investment candidates. In general, we look for favorable risk/reward factors, targeting companies that appear to be on the verge of greatness, are about to be revalued upward by the market or have earnings power that is not fully appreciated by the market. Although the Fund focuses primarily on domestic opportunities in the mid-cap space, it's worth noting that Pioneer is a global investment manager with a strong analyst presence both within the United States and abroad. Consequently, we believe that we are positioned to capitalize on opportunities anywhere in the world.

Q What changes did you make to the Fund's makeup after taking over management duties?

A We actually see quite a few similarities between our style and that of the Fund's previous managers, but we did feel the need to make a few adjustments. One of the most significant changes was to dial back the Fund's huge exposure to the energy sector. With crude oil prices in a strong uptrend for much of the six-month period ended May 31, 2009, energy stocks enjoyed a beneficial tailwind. However, in our view, much of the rebound in oil prices was the result of U.S. dollar weakness rather than a meaningful improvement in energy supply/ demand fundamentals. Consequently, we reduced the Fund's energy stake from about 24% to just below 15% at period end (May 31, 2009), which was still considerably higher than the Russell Index's roughly 10% weighting. We accomplished this mostly by reducing position sizes, although the Fund did sell some stocks outright, including Sunoco and Cimarex Energy. Interestingly, two of the Fund's largest energy positions at the time we began managing the portfolio, Noble Energy and Southwestern Energy, are stocks we like quite a bit and have retained as core Fund holdings in the sector.


           Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    5

Q  Where did you add exposure?

A We more than doubled the Fund's weighting in information technology to slightly more than 21% at the end of the period, which is about the same as the Russell Index weighting. One key addition was Nuance Communications, a global leader in speech automation. Apple recently introduced an upgraded version of its popular iPod digital music player that uses Nuance's technology. We also purchased a meaningful stake in credit card transaction processor Mastercard. Although the company's business slowed somewhat due to weaker consumer spending, we liked the fact that the company assumes no credit risk on the transactions it processes. What's more, the low penetration of credit cards in emerging markets provides plenty of room for growth, in our opinion. Elsewhere, we boosted exposure to the consumer discretionary sector to take advantage of a potential rebound in consumer spending.

Q  What's your outlook?

A With the current recession in its second year, we think there's a good chance that the U.S. economy will move into recovery mode later in 2009 or early in 2010. That said, stocks have had an extremely strong run since early
   March 2009. Valuations at present are certainly not bad, but they're not nearly as attractive across the board as they were several months ago. The bottom line is that over the next six to 12 months, we anticipate a "stock picker's" market. In other words, the tide might not be strong enough to lift all boats, but there should be pockets of opportunity that we will look to take advantage of through Pioneer's research and analytical capabilities. We appreciate our shareholders' confidence in us, and we are strongly committed to working diligently on your behalf to retain that confidence over the long term.

Please refer to the Schedule of Investments on pages 14-20 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


6    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                             97.4%
Exchange Traded Fund                            2.0%
Depositary Receipts for International Stocks    0.6%




Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                  21.3%
Consumer Discretionary                  15.8%
Energy                                  14.8%
Industrials                             14.0%
Health Care                             10.2%
Materials                                9.1%
Financials                               7.8%
Consumer Staples                         3.9%
Utilities                                3.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    Newmont Mining Corp.                                    2.22%
--------------------------------------------------------------------------------
    2.    Precision Castparts Corp.                               2.15
--------------------------------------------------------------------------------
    3.    Market Vectors Gold Miners Exchange Traded Fund         2.01
--------------------------------------------------------------------------------
    4.    Mastercard, Inc.                                        1.98
--------------------------------------------------------------------------------
    5.    Nuance Communications, Inc.                             1.72
--------------------------------------------------------------------------------
    6.    IntercontinentalExchange, Inc.                          1.68
--------------------------------------------------------------------------------
    7.    Guess?, Inc.                                            1.68
--------------------------------------------------------------------------------
    8.    Jacobs Engineering Group, Inc.                          1.67
--------------------------------------------------------------------------------
    9.    Express Scripts, Inc.                                   1.66
--------------------------------------------------------------------------------
   10.    NASDAQ OMX Group, Inc.                                  1.65
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


           Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    7

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                   5/31/09                       11/30/08
--------------------------------------------------------------------------------
       A                       $ 12.08                       $ 9.59
--------------------------------------------------------------------------------
       C                       $ 11.41                       $ 9.09
--------------------------------------------------------------------------------
       Y                       $ 12.23                       $ 9.70
--------------------------------------------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                            Net
                        Investment          Short-Term              Long-Term
      Class               Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
      A                   $ --                $ --                 $ 0.0614
--------------------------------------------------------------------------------
      C                   $ --                $ --                 $ 0.0614
--------------------------------------------------------------------------------
      Y                   $ --                $ --                 $ 0.0614
--------------------------------------------------------------------------------




8    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                     Net Asset     Public Offering
Period                               Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 10 Years                                 9.12%           8.48%
 5 Years                                  2.65            1.43
 1 Year                                 -29.36          -33.42
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 15, 2009)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                          1.13%           1.13%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                       Pioneer                  Russell
                    Select MidCap               Mid Cap
                     Growth Fund              Growth Fund
--------------------------------------------------------------------------------
7/00                     9425                    10000
5/01                    10525                     8298
                         9821                     7319
5/03                     9438                     7061
                        11797                     9662
5/05                    12621                     9562
                        15500                    11359
5/07                    17621                    12785
                        19030                    10598
5/09                    13444                     7327


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 6/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund on May 15, 2009. The performance of Class A shares of the Fund from March 12, 1999 to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


           Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    9

Performance Update | 5/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of May 31, 2009)
-------------------------------------------------------------------------------
                                       If             If
Period                                 Held           Redeemed
-------------------------------------------------------------------------------
 Life-of-Class
 (1/7/2002)                                 3.16%         3.16%
 5 Years                                    2.11          2.11
 1 Year                                   -29.87        -29.87
-------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 15, 2009)
-------------------------------------------------------------------------------
                                           Gross           Net
-------------------------------------------------------------------------------
                                            2.03%         2.03%
-------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                       Pioneer                  Russell
                    Select MidCap               Mid Cap
                     Growth Fund              Growth Fund
--------------------------------------------------------------------------------
1/02                  10000                      10000
5/02                  10068                       9201
5/03                   9613                       8876
5/04                  11926                      12145
5/05                  12688                      12019
5/06                  15536                      14278
5/07                  17620                      16070
5/08                  18876                      13321
5/09                  13238                       9210


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund on May 15, 2009. The performance of Class C shares of the Fund from January 7, 2002 to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------------
                                       If             If
Period                                 Held           Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (6/23/2004)                                2.68%         2.68%
 5 Years                                      --            --
 1 Year                                   -29.22        -29.22
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 15, 2009)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                            0.76%         0.76%
--------------------------------------------------------------------------------

THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                       Pioneer                  Russell
                    Select MidCap               Mid Cap
                     Growth Fund              Growth Fund
--------------------------------------------------------------------------------
6/04                  10000                      10000
5/05                  10574                       9591
5/06                  13007                      11394
5/07                  14798                      12824
5/08                  16034                      10630
5/09                  11348                       7350


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors, All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 6/1/12 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was created through the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund on May 15, 2009. The performance of Class Y shares of the Fund from June 23, 2004 to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has not been restated to reflect any differences in expenses.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from December 1, 2008 through May 31, 2009.


 Share Class                      A                C                Y
--------------------------------------------------------------------------------
 Beginning Account           $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 12/1/08
--------------------------------------------------------------------------------
 Ending Account              $ 1,267.70       $ 1,263.80       $ 1,268.90
 Value on 5/31/09
--------------------------------------------------------------------------------
 Expenses Paid               $     7.58       $     9.59       $     6.73
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratio of the underlying funds. These combined totals were 1.34%, 1.70%, and 1.19% for Class A, Class C, and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period and multiplied by 182/365 (to reflect the one-half year period) to calculate "Expenses Paid During Period" in the table above.


12    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.


 Share Class                     A                C                Y
--------------------------------------------------------------------------------
 Beginning Account           $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 12/1/08
--------------------------------------------------------------------------------
 Ending Account              $ 1,018.25       $ 1,016.45       $ 1,019.00
 Value on 5/31/09
--------------------------------------------------------------------------------
 Expenses Paid               $     6.74       $     8.55       $     5.99
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.34%, 1.70%, and 1.19% for Class A, Class C, and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period and multiplied by 182/365 (to reflect the one-half year period) to calculate "Expenses Paid During Period" in the table above.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    13

Schedule of Investments | 5/31/09 (unaudited)


--------------------------------------------------------------------------------
 Shares                                                        Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 98.2%
               ENERGY -- 14.8%
               Coal & Consumable Fuels -- 2.7%
   100,000     Arch Coal, Inc.                               $  1,853,000
    70,000     Peabody Energy Corp.                             2,378,600
                                                             ------------
                                                             $  4,231,600
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.3%
    50,000     ENSCO International, Inc.                     $  1,944,500
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 6.2%
    60,000     Cameron International Corp.*                  $  1,873,800
    15,000     FMC Technologies, Inc.*                            624,300
    49,300     National-Oilwell Varco, Inc.*                    1,903,966
    20,000     Oceaneering International, Inc.*                 1,028,400
    70,000     Smith International, Inc.                        2,043,300
   100,000     Weatherford International, Inc.*                 2,070,000
                                                             ------------
                                                             $  9,543,766
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.6%
    50,000     Newfield Exploration Co.*                     $  1,806,000
    39,000     Noble Affiliates, Inc.                           2,319,720
    30,000     Range Resources Corp.                            1,374,300
    34,800     Southwestern Energy Co.*                         1,512,756
                                                             ------------
                                                             $  7,012,776
                                                             ------------
               Total Energy                                  $ 22,732,642
--------------------------------------------------------------------------------
               MATERIALS -- 7.2%
               Gold -- 3.1%
    35,000     Barrick Gold Corp.                            $  1,332,800
    70,000     Newmont Mining Corp.                             3,420,900
                                                             ------------
                                                             $  4,753,700
--------------------------------------------------------------------------------
               Steel -- 4.1%
    80,000     Carpenter Technology Corp.                    $  1,798,400
   160,000     Steel Dynamics, Inc.                             2,390,400
    60,000     U.S. Steel Group, Inc. (USX)                     2,044,800
                                                             ------------
                                                             $  6,233,600
                                                             ------------
               Total Materials                               $ 10,987,300
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 9.2%
               Aerospace & Defense -- 3.2%
   110,000     Be Aerospace, Inc.*                           $  1,636,800
    40,000     Precision Castparts Corp.                        3,302,800
                                                             ------------
                                                             $  4,939,600
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

--------------------------------------------------------------------------------
 Shares                                                          Value
--------------------------------------------------------------------------------
               Construction & Engineering -- 2.9%
    40,000     Fluor Corp.*                                    $  1,879,200
    60,000     Jacobs Engineering Group, Inc.*                    2,574,000
                                                               ------------
                                                               $  4,453,200
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.7%
    76,000     McDermott International, Inc.*                  $  1,669,720
    80,000     Textron, Inc.*                                       920,000
                                                               ------------
                                                               $  2,589,720
--------------------------------------------------------------------------------
               Industrial Machinery -- 1.4%
    30,000     Flowserve Corp.                                 $  2,207,100
                                                               ------------
               Total Capital Goods                             $ 14,189,620
--------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 4.0%
               Human Resource & Employment Services -- 0.6%
    80,000     Monster Worldwide, Inc.*                        $    934,400
--------------------------------------------------------------------------------
               Research & Consulting Services -- 2.6%
    33,000     HIS, Inc.*                                      $  1,584,000
    30,000     The Dun & Bradstreet Corp.                         2,453,700
                                                               ------------
                                                               $  4,037,700
--------------------------------------------------------------------------------
               Security & Alarm Services -- 0.8%
    80,000     Corrections Corp. of America*                   $  1,228,000
                                                               ------------
               Total Commercial Services & Supplies            $  6,200,100
--------------------------------------------------------------------------------
               TRANSPORTATION -- 0.8%
               Airlines -- 0.8%
    20,000     AirTran Holdings, Inc.*                         $    101,400
   250,000     AMR Corp.*                                         1,112,500
                                                               ------------
                                                               $  1,213,900
                                                               ------------
               Total Transportation                            $  1,213,900
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 3.2%
               Apparel, Accessories & Luxury Goods -- 1.2%
    70,000     Coach, Inc.*                                    $  1,838,900
--------------------------------------------------------------------------------
               Consumer Electronics -- 0.6%
    50,000     Harman International Industries, Inc.*          $    932,000
--------------------------------------------------------------------------------
               Housewares & Specialties -- 1.4%
   120,000     Jarden Corp.*                                   $  2,133,600
                                                               ------------
               Total Consumer Durables & Apparel               $  4,904,500
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 4.3%
               Casinos & Gaming -- 1.6%
    80,000     Boyd Gaming Corp.*                              $    803,200
    80,000     MGM Mirage, Inc.*                                    596,800
    29,000     WMS Industries, Inc.*                              1,028,630
                                                               ------------
                                                               $  2,428,630
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    15

--------------------------------------------------------------------------------
 Shares                                                      Value
--------------------------------------------------------------------------------
               Hotels, Resorts & Cruise Lines -- 0.6%
    24,000     Wynn Resorts, Ltd.*                         $    889,440
--------------------------------------------------------------------------------
               Restaurants -- 2.1%
    40,000     Burger King Holdings, Inc.                  $    662,400
    50,000     Cracker Barrel Old Country Store, Inc.*        1,571,000
    32,000     Yum! Brands, Inc.                              1,108,160
                                                           ------------
                                                           $  3,341,560
                                                           ------------
               Total Consumer Services                     $  6,659,630
--------------------------------------------------------------------------------
               MEDIA -- 1.9%
               Cable & Satellite -- 0.7%
    60,000     Dish Network Corp.*                         $    984,000
--------------------------------------------------------------------------------
               Publishing -- 1.2%
    60,000     John Wiley & Sons, Inc.                     $  1,896,600
                                                           ------------
               Total Media                                 $  2,880,600
--------------------------------------------------------------------------------
               RETAILING -- 6.4%
               Apparel Retail -- 5.4%
    28,000     Abercrombie & Fitch Co.                     $    843,080
   120,000     American Eagle Outfitters, Inc.*               1,777,200
   150,000     Chico's FAS, Inc.*                             1,464,000
   100,000     Guess?, Inc.                                   2,582,000
    80,000     Urban Outfitters. Inc.*                        1,633,600
                                                           ------------
                                                           $  8,299,880
--------------------------------------------------------------------------------
               Automotive Retail -- 0.6%
    20,900     Advance Auto Parts, Inc.                    $    890,131
--------------------------------------------------------------------------------
               Homefurnishing Retail -- 0.4%
    50,000     Williams-Sonoma, Inc.*                      $    647,000
                                                           ------------
               Total Retailing                             $  9,837,011
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 1.8%
               Agricultural Products -- 1.6%
    40,000     Bunge, Ltd.                                 $  2,530,800
--------------------------------------------------------------------------------
               Packaged Foods & Meats -- 0.2%
     9,327     American Italian Pasta Co.*                 $    257,892
                                                           ------------
               Total Food, Beverage & Tobacco              $  2,788,692
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.1%
               Household Products -- 1.4%
    40,000     Energizer Holdings, Inc.*                   $  2,090,400
--------------------------------------------------------------------------------
               Personal Products -- 0.7%
    40,000     Avon Products, Inc.                         $  1,062,400
                                                           ------------
               Total Household & Personal Products         $  3,152,800
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 6.2%
               Health Care Distributors -- 1.2%
    40,000     Henry Schein, Inc.*                         $  1,821,600
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
               Health Care Equipment -- 1.4%
   100,000     Hologic, Inc.*                                     $  1,267,000
     5,900     Surgical Intuitive, Inc.*                               883,112
                                                                  ------------
                                                                  $  2,150,112
--------------------------------------------------------------------------------
               Health Care Facilities -- 0.6%
    40,000     VCA Antech, Inc.*                                  $    970,800
--------------------------------------------------------------------------------
               Health Care Services -- 3.0%
    40,000     Express Scripts, Inc.*                             $  2,562,000
    50,000     Mednax, Inc.*                                         2,025,000
                                                                  ------------
                                                                  $  4,587,000
                                                                  ------------
               Total Health Care Equipment & Services             $  9,529,512
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 4.0%
               Biotechnology -- 3.0%
    22,000     Alexion Pharmaceuticals, Inc.*                     $    803,000
    35,000     Celgene Corp.*                                        1,478,400
    77,000     Vertex Pharmaceuticals, Inc.*                         2,295,370
                                                                  ------------
                                                                  $  4,576,770
--------------------------------------------------------------------------------
               Pharmaceuticals -- 1.0%
    35,000     Allergan, Inc.                                     $  1,544,550
                                                                  ------------
               Total Pharmaceuticals & Biotechnology              $  6,121,320
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 7.3%
               Asset Management & Custody Banks -- 3.0%
    50,000     Ameriprise Financial, Inc.*                        $  1,510,000
    72,100     Invesco, Ltd.                                         1,128,365
   150,000     Janus Capital Group, Inc.*                            1,521,000
    10,241     State Street Corp.                                      475,694
                                                                  ------------
                                                                  $  4,635,059
--------------------------------------------------------------------------------
               Specialized Finance -- 4.3%
    24,000     IntercontinentalExchange, Inc.*                    $  2,586,960
   120,000     NASDAQ OMX Group, Inc.*                               2,533,200
    50,000     NYSE Euronext*                                        1,500,000
                                                                  ------------
                                                                  $  6,620,160
                                                                  ------------
               Total Diversified Financials                       $ 11,255,219
--------------------------------------------------------------------------------
               REAL ESTATE -- 0.5%
               Real Estate Services -- 0.5%
   100,000     CB Richard Ellis Group, Inc.*                      $    730,000
                                                                  ------------
               Total Real Estate                                  $    730,000
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 13.0%
               Application Software -- 4.6%
    60,000     Ansys, Inc.*                                       $  1,791,600
    30,614     Concur Technologies, Inc.*                              903,113
    32,400     Longtop Financial Technologies, Ltd. (A.D.R.)*          892,944

The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    17

--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
               Application Software -- (continued)
   213,600     Nuance Communications, Inc.*                      $  2,648,640
     2,920     Solarwinds, Inc.*                                       43,800
    40,000     Synopsys, Inc.*                                        779,200
                                                                 ------------
                                                                 $  7,059,297
--------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 3.7%
    40,000     DST Systems, Inc.*                                $  1,532,000
    60,000     Fidelity National Information Services, Inc.*        1,155,600
    17,300     MasterCard, Inc.                                     3,050,509
                                                                 ------------
                                                                 $  5,738,109
--------------------------------------------------------------------------------
               Internet Software & Services -- 3.1%
    70,000     Akamai Technologies, Inc.*                        $  1,558,200
    36,700     NetEase.com, Inc.*                                   1,269,086
    58,000     Omniture, Inc.*                                        685,560
    80,300     Yahoo!, Inc.*                                        1,271,952
                                                                 ------------
                                                                 $  4,784,798
--------------------------------------------------------------------------------
               IT Consulting & Other Services -- 0.7%
    40,000     Cognizant Tech Solutions Corp.*                   $  1,007,600
--------------------------------------------------------------------------------
               Systems Software -- 0.9%
    35,000     McAfee, Inc.*                                     $  1,373,050
                                                                 ------------
               Total Software & Services                         $ 19,962,854
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.3%
               Communications Equipment -- 3.7%
   103,100     Brocade Communications Systems, Inc.*             $    756,754
   160,000     Ciena Corp.*                                         1,760,000
    50,000     CommScope, Inc.*                                     1,312,000
    60,000     Harris Corp.                                         1,864,800
                                                                 ------------
                                                                 $  5,693,554
--------------------------------------------------------------------------------
               Computer Hardware -- 0.2%
    11,001     Teradata Corp.*                                   $    237,622
--------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 1.6%
   100,000     Western Digital Corp.*                            $  2,485,000
--------------------------------------------------------------------------------
               Electronic Components -- 0.6%
    30,000     Amphenol Corp.                                    $  1,001,700
--------------------------------------------------------------------------------
               Electronic Equipment & Instruments -- 0.2%
     4,633     Itron, Inc.*                                      $    270,289
                                                                 ------------
               Total Technology Hardware & Equipment             $  9,688,165
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

-------------------------------------------------------------------------------------
 Shares                                                                        Value
-------------------------------------------------------------------------------------
                 SEMICONDUCTORS -- 2.0%
                 Semiconductors -- 2.0%
      50,000     Analog Devices, Inc.                                    $  1,220,500
     180,000     NVIDIA Corp.*                                              1,877,400
                                                                         ------------
                                                                         $  3,097,900
                                                                         ------------
                 Total Semiconductors                                    $  3,097,900
-------------------------------------------------------------------------------------
                 UTILITIES -- 3.2%
                 Gas Utilities -- 2.5%
      40,000     EQT Corp.                                               $  1,490,000
      70,000     Questar Corp.                                              2,372,300
                                                                         ------------
                                                                         $  3,862,300
-------------------------------------------------------------------------------------
                 Independent Power Producer & Energy Traders -- 0.7%
     100,000     AES Corp.*                                              $    999,000
                                                                         ------------
                 Total Utilities                                         $  4,861,300
-------------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost $166,334,405)                                     $150,793,065
-------------------------------------------------------------------------------------
                 EXCHANGE TRADED FUND -- 2.0%
                 MATERIALS -- 2.0%
                 Precious Metals & Minerals -- 2.0%
      70,000     Market Vectors Gold Miners Exchange Traded Fund         $  3,091,200
-------------------------------------------------------------------------------------
                 TOTAL EXCHANGE TRADED FUND
                 (Cost $2,785,300)                                       $  3,091,200
-------------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 100.2%
                 (Cost $169,119,705)(a)                                  $153,884,265
-------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (0.2)%                  $   (234,064)
-------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                              $153,650,201
=====================================================================================

(A.D.R.)  American Depositary Receipt

*         Non-income producing security.


(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $169,119,705 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                               $   15,968,745
          Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                                  (31,204,185)
                                                                                       --------------
          Net unrealized loss                                                          $  (15,235,440)
                                                                                       ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $38,017,804 and $138,067,396, respectively.


The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    19

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:


--------------------------------------------------------------------------------
                                                                  Investments
 Valuation Inputs                                                 in Securities
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                                         $ 153,884,265
 Level 2 -- Other Significant Observable Inputs                              --
 Level 3 -- Significant Unobservable Inputs                                  --
--------------------------------------------------------------------------------
 Total                                                            $ 153,884,265
================================================================================


The accompanying notes are an integral part of these financial statements.

20    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Statement of Assets and Liabilities | 5/31/09 (unaudited)


ASSETS:
  Investment in securities, at value (cost $169,119,705)           $153,884,265
  Receivables --
   Investment securities sold                                         7,261,195
   Fund shares sold                                                      53,022
   Dividends                                                            148,236
  Other                                                                  17,689
--------------------------------------------------------------------------------
     Total assets                                                  $161,364,407
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                 $  5,442,980
   Fund shares repurchased                                              845,897
  Due to bank                                                         1,338,989
  Due to affiliates                                                      21,337
  Accrued expenses                                                       65,003
--------------------------------------------------------------------------------
     Total liabilities                                             $  7,714,206
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                  $202,228,751
  Accumulated net investment loss                                       (93,217)
  Accumulated net realized loss on investments                      (33,249,893)
  Net unrealized loss on investments                                (15,235,440)
--------------------------------------------------------------------------------
     Total net assets                                              $153,650,201
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $71,851,060/5,948,592 shares)                  $      12.08
  Class C (based on $4,744,014/415,812 shares)                     $      11.41
  Class Y (based on $77,055,127/6,297,926 shares)                  $      12.23
MAXIMUM OFFERING PRICE:
  Class A ($12.08 [divided by] 94.25%)                             $      12.82
================================================================================

The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    21

Statement of Operations (unaudited)

For the Period Ended 5/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,050)        $   1,063,511
  Interest                                                             640
  Income from securities loaned, net                                36,807
----------------------------------------------------------------------------------------------
     Total investment income                                                     $   1,100,958
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $     711,118
  Transfer agent fees
   Class A                                                         137,147
   Class C                                                          17,476
   Class Y                                                          38,726
  Distribution fees
   Class A                                                           7,901
   Class C                                                          16,955
  Shareholder communications expense                                 3,347
  Administrative reimbursements                                    110,562
  Custodian fees                                                    19,350
  Registration fees                                                 13,121
  Professional fees                                                 72,053
  Printing expense                                                  18,948
  Fees and expenses of nonaffiliated trustees                        7,420
  Miscellaneous                                                     20,051
----------------------------------------------------------------------------------------------
     Total expenses                                                              $   1,194,175
----------------------------------------------------------------------------------------------
     Net expenses                                                                $   1,194,175
----------------------------------------------------------------------------------------------
       Net investment loss                                                       $     (93,217)
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS:
  Net realized gain (loss) on:
   Investments                                               $ (33,463,859)
   Options                                                         266,239       $ (33,197,620)
----------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                               $  74,908,897
   Options                                                        (131,025)      $  74,777,872
----------------------------------------------------------------------------------------------
  Net gain on investments                                                        $  41,580,252
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                           $  41,487,035
==============================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively

---------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                5/31/09              Year Ended
                                                                (unaudited)          11/30/08
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                             $     (93,217)       $    (582,779)
Net realized (gain) loss on investments and options               (33,197,620)           1,211,244
Change in net unrealized (gain) loss on investments                74,777,872         (162,838,720)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                            $  41,487,035        $(162,210,255)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.06 and $2.15 per share, respectively)             $    (609,783)       $ (35,505,979)
  Class C ($0.06 and $2.15 per share, respectively)                   (30,058)          (1,235,800)
  Class Y ($0.06 and $2.15 per share, respectively)                  (714,856)          (7,889,191)
---------------------------------------------------------------------------------------------------
   Total distributions to shareowners                           $  (1,354,697)       $ (44,630,970)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $  14,668,388        $ 202,384,613
Reinvestment of distributions                                         721,482           30,798,991
Cost of shares repurchased                                       (119,016,282)        (194,974,506)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $(103,626,412)       $  38,209,098
---------------------------------------------------------------------------------------------------
   Net decrease in net assets                                   $ (63,494,074)       $(168,632,127)
NET ASSETS:
Beginning of period                                               217,144,275          385,776,402
---------------------------------------------------------------------------------------------------
End of period                                                   $ 153,650,201        $ 217,144,275
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 $     (93,217)       $          --
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    23

                                   '09 Shares        '09 Amount         '08 Shares        '08 Amount
                                  (unaudited)       (unaudited)
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                             348,033     $  3,483,628           1,768,216     $ 27,436,057
Reinvestment of distributions            42,901          409,279           1,660,480       27,298,294
Less shares repurchased              (4,577,308)     (46,627,857)         (9,879,284)    (151,508,605)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (4,186,374)    $(42,734,950)         (6,450,588)    $(96,774,254)
=====================================================================================================
Class C
Shares sold                              32,547     $    311,002              87,612     $  1,274,474
Reinvestment of distributions             2,960           26,755              73,083        1,149,595
Less shares repurchased                (109,987)      (1,075,524)           (247,510)      (3,480,115)
-----------------------------------------------------------------------------------------------------
   Net decrease                         (74,480)    $   (737,767)            (86,815)    $ (1,056,046)
=====================================================================================================
Class Y
Shares sold                           1,041,726     $ 10,873,758          10,916,039     $173,674,082
Reinvestment of distributions            29,580          285,448             141,718        2,351,102
Less shares repurchased              (6,685,551)     (71,312,901)         (2,689,450)     (39,985,786)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)           (5,614,245)    $(60,153,695)          8,368,307     $136,039,398
=====================================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Financial Highlights

                                                 Six Months
                                                 Ended
                                                 5/31/09         Year Ended      Year Ended    Year Ended    Year Ended   Year Ended
                                                 (unaudited)     11/30/08        11/30/07      11/30/06      11/30/05     11/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period              $   9.59       $  18.63        $  18.82       $ 18.06       $ 16.57      $ 15.49
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                              $  (0.01)      $  (0.05)       $  (0.06)      $ (0.06)      $ (0.07)     $ (0.11)
 Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                               2.56          (6.84)           2.27          1.82          2.93         1.19
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
  investment operations                           $   2.55       $  (6.89)       $   2.21       $  1.76       $  2.86      $  1.08
Distributions to shareowners:
 Net realized gain                                   (0.06)         (2.15)          (2.40)        (1.00)        (1.37)          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        $   2.49       $  (9.04)       $  (0.19)      $  0.76       $  1.49      $  1.08
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.08       $   9.59        $  18.63       $ 18.82       $ 18.06      $ 16.57
====================================================================================================================================
Total return*                                        26.77%        (41.79)%         13.72%        10.27%        18.91%        6.97%
Ratio of net expenses to average net assets           1.32%**        1.25%           1.23%         1.25%         1.26%        1.29%
Ratio of net investment loss to average
  net assets                                        (0.10)%**       (0.25)%         (0.34)%       (0.32)%       (0.40)%      (0.69)%
Portfolio turnover rate                                 41%**          38%             52%           67%           73%          56%
Net assets, end of period (in thousands)          $ 71,851       $ 97,154        $308,921      $352,742      $318,644     $294,325
====================================================================================================================================


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

The accompanying notes are an integral part of these financial statements.

            Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09  25

The accompanying notes are an integral part of these financial statements.
                                                     Six Months
                                                     Ended
                                                     5/31/09       Year Ended     Year Ended   Year Ended   Year Ended    Year Ended
                                                     (unaudited)   11/30/08       11/30/07     11/30/06     11/30/05      11/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                 $  9.09       $  17.93       $ 18.24      $ 17.61      $ 16.24      $ 15.29
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $ (0.01)      $  (0.17)      $ (0.18)     $ (0.06)     $ (0.07)     $ (0.11)
 Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                                 2.39          (6.52)         2.27         1.69         2.81         1.06
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
  investment operations                              $  2.38       $  (6.69)      $  2.09      $  1.63      $  2.74      $  0.95
Distributions to shareowners:
 Net realized gain                                     (0.06)         (2.15)        (2.40)       (1.00)       (1.37)          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  2.32       $  (8.84)      $ (0.31)     $  0.63      $  1.37      $  0.95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 11.41       $   9.09       $ 17.93      $ 18.24      $ 17.61      $ 16.24
====================================================================================================================================
Total return*                                          26.38%        (42.37)%       13.48%        9.76%       18.54%        6.21%
Ratio of net expenses to average net assets             1.68%**        2.00%         1.98%        2.00%        2.01%        1.99%
Ratio of net investment loss to average net assets     (0.13)%**      (1.00)%       (1.09)%      (1.07)%      (1.15)%      (1.39)%
Portfolio turnover rate                                   41%**          38%           52%          67%          73%          56%
Net assets, end of period (in thousands)             $ 4,744       $  4,457       $10,345      $ 9,168      $ 5,984      $ 5,353
====================================================================================================================================



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

The accompanying notes are an integral part of these financial statements.

26  Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

                                                   Six Months
                                                   Ended                                                                 6/23/04 (a)
                                                   5/31/09        Year Ended    Year Ended    Year Ended    Year Ended   to
                                                   (unaudited)    11/30/08      11/30/07      11/30/06      11/30/05     11/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                $   9.70       $  18.77       $ 18.92       $ 18.11       $ 16.59      $ 16.16
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                $  (0.01)      $     --       $ (0.02)      $ (0.06)      $ (0.07)     $ (0.11)
 Net realized and unrealized gain (loss) on
  investments and foreign
  currency transactions                                 2.60          (6.92)         2.27          1.87          2.96         0.54
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
    investment operations                           $   2.59       $  (6.92)      $  2.25       $  1.81       $  2.89      $  0.43
Distributions to shareowners:
 Net realized gain                                     (0.06)         (2.15)        (2.40)        (1.00)        (1.37)          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $   2.53       $  (9.07)      $ (0.15)      $  0.81       $  1.52      $  0.43
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.23       $   9.70       $ 18.77       $ 18.92       $ 18.11      $ 16.59
====================================================================================================================================
Total return*                                          26.89%        (41.62)%       13.87%        10.52%        19.09%        2.66%
Ratio of net expenses to average net assets             1.17%**        1.00%         0.98%         1.00%         1.01%        1.00%
Ratio of net investment loss to average net assets     (0.09)%**         --%        (0.09)%       (0.07)%       (0.15)%      (0.40)%
Portfolio turnover rate                                   41%**          38%           52%           67%           73%          56%
Net assets, end of period (in thousands)            $ 77,055       $115,533       $66,510       $ 3,634       $ 1,315      $ 1,032
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized. (a) Class Y shares were first publicly offered on June 23, 2004.


The accompanying notes are an integral part of these financial statements.

            Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09  27

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on May 15, 2009, is the successor to the Regions Morgan Keegan Select Mid Cap Growth Fund. Regions Morgan Keegan Select Mid Cap Growth Fund transferred all of the net assets of Class A, Class C and Class I shares in exchange for the Fund's Class A, Class C and Class Y shares, respectively, on May 15, 2009, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the reorganization) that was approved by the shareholders of Regions Morgan Keegan Select Mid Cap Growth Fund on May 8, 2009. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


28    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    29

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2008 was as follows:

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Long-term capital gain                                            $44,630,970
--------------------------------------------------------------------------------
     Total                                                           $44,630,970
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed long-term gains                                  $   1,302,425
   Unrealized depreciation                                          (90,013,312)
--------------------------------------------------------------------------------
     Total                                                        $ (87,710,887)
================================================================================

  The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned no underwriting commissions on the sale of Class A shares for the six months ended May 31, 2009.


30    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C and Class Y shares can bear different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase



          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    31
   agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


G. Option Writing

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The average number of contracts open during the first three months of the reporting period ended May 31, 2009 was 500. There were no open written call options at May 31, 2009.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. Prior to the reorganization, Morgan Asset Management, Inc. (MAM) served as the investment adviser to the predecessor fund. For the fiscal year ended November 30, 2008, the predecessor fund paid management fees to MAM equivalent to 0.75% of the predecessor fund's average daily net assets. For the six months ended May 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.74% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25% and 1.00% of the average daily net assets attributable to Class A and Class Y shares, respectively. This expense limitation is in effect through June 1, 2012 for Class A and Class Y shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected


32    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09
on the Statement of Assets and Liabilities is $8,677 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailing, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $1,055
 Class C                                                                     77
 Class Y                                                                  2,215
--------------------------------------------------------------------------------
   Total                                                                 $3,347
================================================================================

Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $10,805 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.


4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,855 in distribution fees payable to PFD at May 31, 2009.

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, CDSCs in the amount of $293 were paid to PFD.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    33

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less than the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2009, the Fund had no borrowings under this agreement.


7. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2009 was as follows:

---------------------------------------------------------------------------------------------------
    Derivatives Not                                                                   Change in
   Accounted for as                                          Realized Gain or     Unrealized Gain
        Hedging                                                 (Loss) on          or (Loss) on
      Instruments           Location of Gain or (Loss)         Derivatives          Derivatives
    Under Statement         On Derivatives Recognized         Recognized in        Recognized in
          133                       in Income                    Income               Income
---------------------------------------------------------------------------------------------------
 Equity Contracts --     Net realized gain on options     $266,239
 Options
 Equity Contracts --     Change in unrealized gain on                               $ (131,025)
 Options                 options


34    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


          Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09    35

                           This page for your notes.

36    Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.